UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5669
                                   -------------------------------------------

                               Fifth Third Funds
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     3435 Stelzer Road, Columbus, Ohio     43219
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               (Address of principal executive offices) (Zip code)

      BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                    ------------

Date of fiscal year end: July 31
                         -------

Date of reporting period: April 30, 2007
                          ----------------

Item 1. Schedule of Investments.

FIFTH THIRD SMALL CAP GROWTH FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT             VALUE
                                              ---------            -----
COMMON STOCKS  (98.2%)
Aegean Marine Petroleum Network,                129,701      $      2,017
Inc.
Aeropostale, Inc. *                              42,400             1,745
Aerovironment, Inc. *                            51,000             1,091
American Reprographics Co. *                     67,555             2,243
AMN Healthcare Services, Inc. *                  78,100             1,902
ANADIGICS, Inc. *                                66,032               709
Anaren, Inc. *                                   59,800             1,131
aQuantive, Inc. *                                51,900             1,589
ArthroCare Corp. * (g)                           40,100             1,655
BioMarin Pharmaceutical, Inc. *                 110,000             1,778
Bucyrus International, Inc., Class A             47,500             2,980
Carpenter Technology Corp.                       11,900             1,444
Carrizo Oil & Gas, Inc. * (g)                    46,600             1,717
Children's Place Retail Stores, Inc. *           44,200             2,337
Christopher & Banks Corp.                        88,100             1,525
Coldwater Creek, Inc. *                         100,200             2,074
Complete Production Services, Inc. *             73,100             1,760
Core Laboratories N.V. *                         22,400             2,037
Crocs, Inc. *                                    42,100             2,353
Dayton Superior Corp. *                         188,100             1,900
Digene Corp. *                                   34,200             1,568
Digital River, Inc. *                            38,000             2,224
Eagle Test Systems, Inc. *                       88,100             1,522
East-West Bancorp, Inc.                          48,000             1,913
Energy Conversion Devices, Inc. * (g)            69,900             2,475
Equinix, Inc. *                                  16,800             1,402
First Cash Financial Services, Inc. *           108,500             2,493
FormFactor, Inc. *                               16,200               669
G-III Apparel Group, Ltd. *                      92,300             1,630
Gardner Denver, Inc. *                           30,000             1,134
General Cable Corp. *                            60,800             3,492
HealthExtras, Inc. *                             74,600             2,308
Hibbet Sports, Inc. *                            69,600             2,029
Hologic, Inc. *                                  43,600             2,508
Houston Wire and Cable Co. *                     83,100             2,450
Hub Group, Inc., Class A *                       81,900             2,949
Hub International, Ltd.                          27,700             1,155
Huron Consulting Group, Inc. *                   40,600             2,457
Iconix Brand Group, Inc. * (g)                  118,200             2,379
Inventiv Health, Inc. *                          52,800             2,004
Kenexa Corp. *                                   35,000             1,084
LKQ Corp. * (g)                                 102,900             2,324
Mobile Mini, Inc. *                              70,400             2,110
Morton's Restaurant Group, Inc. *               109,900             1,850
MWI Veterinary Supply, Inc. *                    47,500             1,765
Netlogic Microsystems, Inc. * (g)                83,700             2,575
NewStar Financial, Inc. *                       127,300             2,049

NICE Systems, Ltd., ADR *                        70,400             2,580
Nuance Communications, Inc. *                   149,100             2,298
NuVasive, Inc. *                                 94,900             2,446
Oplink Communications, Inc. *                   101,400             1,680
OpNext, Inc. *                                  116,000             1,557
Parametric Technology Corp. *                   122,900             2,184
Perficient, Inc. *                               81,600             1,730
Physicians Formula Holdings, Inc. *              89,742             1,886
Providence Service Corp. * (g)                   66,300             1,590
Psychiatric Solutions, Inc. *                    73,100             2,564
Quality Systems, Inc. (g)                        33,850             1,370
Respironics, Inc. *                              52,800             2,152
RRSat Global Communications                     179,200             2,826
Network, Ltd. *
Sciele Pharma, Inc. * (g)                        60,500             1,496
Skechers U.S.A., Inc. *                          52,300             1,642
Stage Stores, Inc.                               79,600             1,755
Superior Energy Services, Inc. *                 52,500             1,907
Symmetricom, Inc. *                             222,500             1,818
T-3 Energy Services, Inc. *                      64,103             1,635
Texas Industries, Inc.                           32,100             2,445
Thomas Weisel Partners Group, Inc. *             73,400             1,450
Trident Microsystems, Inc. *                     58,700             1,246
Ultrapetrol Bahamas, Ltd. *                     134,400             2,822
United Natural Foods, Inc. *                     46,600             1,453
Varian Semiconductor Equipment                   40,100             2,661
Associates, Inc. *
Varian, Inc. *                                   13,566               786
Vasco Data Security International, Inc. *        97,600             2,088
Zenith National Insurance Corp.                  40,900             1,892
                                                                    -----
TOTAL COMMON STOCKS                                               144,464
                                                                    -----

INVESTMENTS IN AFFILIATES (H)  (1.7%)
Fifth Third Institutional Money Market        2,474,475             2,474
  Fund                                                              -----


TOTAL INVESTMENTS IN AFFILIATES                                     2,474
                                                                    -----

SHORT-TERM SECURITIES HELD AS
  COLLATERAL FOR SECURITIES
  LENDING  (7.6%)
Pool of various securities for Fifth
  Third Funds                               $    11,133       $    11,133
                                                                   ------



TOTAL (COST $119,917) (+) - 107.5%                            $   158,071
                                                                  =======
------------

Percentages indicated are based on net assets of $147,054.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MID CAP GROWTH FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT                     VALUE
                                               ---------                   -----
COMMON STOCKS  (97.4%)
Abercrombie & Fitch Co., Class A                  88,700            $      7,242
Activision, Inc. *                               144,000                   2,880
Affiliated Managers Group, Inc. * (g)             54,100                   6,364
Allegheny Technologies, Inc.                      71,300                   7,813
Allergan, Inc.                                    35,250                   4,272
Alliance Data Systems Corp. *                     59,100                   3,762
Amdocs Ltd. *                                    156,500                   5,751
Autodesk, Inc. *                                  80,400                   3,318
C.H. Robinson Worldwide, Inc.                     96,200                   5,143
Cadence Design Systems, Inc. *                   298,700                   6,632
CapitalSource, Inc. (g)                          224,900                   5,796
Carters, Inc. *                                  203,900                   5,342
Children's Place Retail Stores, Inc. *            66,900                   3,537
Coach, Inc. *                                     83,800                   4,092
Cognizant Technology Solutions Corp. *            39,500                   3,531
Coldwater Creek, Inc. *                          257,600                   5,332
Complete Production Services, Inc. *             116,504                   2,804
Corporate Executive Board Co.                     70,300                   4,474
Covance, Inc. *                                   77,300                   4,677
Coventry Health Care, Inc. *                      78,100                   4,517
Cytyc Corp. *                                    207,800                   7,320
DaVita, Inc. *                                   132,900                   7,258
E*TRADE Financial Corp. *                        207,800                   4,588
Electronic Arts, Inc. *                          119,100                   6,003
Express Scripts, Inc. *                           68,600                   6,555
FormFactor, Inc. *                                43,400                   1,792
Gardner Denver, Inc. *                            75,000                   2,835
GEN-Probe, Inc. *                                 73,800                   3,772
GlobalSantaFe Corp.                               93,500                   5,978
Guess?, Inc.                                     183,600                   7,234
Herbalife Ltd.                                   130,500                   5,232
IDEX Corp.                                        80,000                   4,198
International Game Technology                    135,000                   5,149
Intuit, Inc. *                                   117,000                   3,329
ITT Industries, Inc.                              84,900                   5,417
J.C. Penney Co., Inc.                             66,400                   5,252
Jones Lang LaSalle, Inc.                          53,200                   5,718
Joy Global, Inc.                                 125,450                   6,351
Laureate Education, Inc. *                        77,000                   4,547
Manpower, Inc.                                    84,100                   6,749
Marriott International, Inc., Class A            145,900                   6,596
Martin Marietta Materials, Inc.                   49,800                   7,262
Maxim Integrated Products, Inc.                  180,000                   5,710
MEMC Electronic Materials, Inc. *                115,800                   6,355
MICROS Systems, Inc. *                            68,700                   3,765
National Semiconductor Corp.                     242,500                   6,378
National-Oilwell Varco, Inc. *                    95,000                   8,061
Network Appliance, Inc. *                         86,700                   3,226

NII Holdings, Inc. *                             117,600                   9,027
NVIDIA Corp. *                                    52,400                   1,723
Pharmaceutical Product Development,              139,900                   5,046
Inc.
Polo Ralph Lauren Corp.                           60,100                   5,536
Precision Castparts Corp.                         79,200                   8,246
ProAssurance Corp. *                             100,100                   5,389
Psychiatric Solutions, Inc. *                    200,100                   7,017
Respironics, Inc. *                              136,450                   5,562
Scientific Games Corp., Class A * (g)            151,900                   5,057
Spirit Aerosystems Holdings, Inc. *              140,000                   4,428
Starwood Hotels & Resorts Worldwide,              68,700                   4,604
Inc.
Stericycle, Inc. *                                67,000                   5,838
T. Rowe Price Group, Inc.                        140,800                   6,995
Thermo Electron Corp. *                          133,900                   6,971
Time Warner Telecom, Inc., Class A *             216,993                   4,448
Tractor Supply Co. * (g)                          85,900                   4,444
Ultra Petroleum Corp. *                           90,300                   5,122
Urban Outfitters, Inc. *                         137,300                   3,537
VCA Antech, Inc. *                               145,900                   5,753
WESCO International, Inc. *                      103,000                   6,507
XTO Energy, Inc.                                 100,300                   5,443
                                                                           -----
TOTAL COMMON STOCKS                                                      366,602
                                                                         -------

INVESTMENTS IN AFFILIATES (H)  (2.8%)
Fifth Third Institutional Money Market        10,390,910                  10,391
Fund                                                                      ------

TOTAL INVESTMENTS IN AFFILIATES                                           10,391
                                                                          ------

SHORT-TERM SECURITIES HELD AS
  COLLATERAL FOR SECURITIES
  LENDING (1.9%)
Pool of various securities for Fifth
  Third Funds                                $     7,135            $      7,135
                                                                           -----



TOTAL (COST $284,639) (+) - 102.1%                                  $    384,128
                                                                         =======
------------

Percentages indicated are based on net assets of $376,167.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD QUALITY GROWTH FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT               VALUE
                                               ---------              -----
COMMON STOCKS  (98.7%)
Abbott Laboratories                              250,000        $     14,156
Accenture Ltd., Class A                          317,500              12,414
Alberto-Culver Co.                               331,000               8,040
Apple Computer, Inc. *                           100,000               9,980
AT&T, Inc.                                       300,000              11,616
Baxter International, Inc.                       275,000              15,573
Biogen Idec, Inc. *                              140,000               6,609
Boeing Co.                                       115,100              10,704
Burger King Holdings, Inc.                       153,822               3,610
Campbell Soup Co.                                235,775               9,219
Caterpillar, Inc.                                125,000               9,078
Celgene Corp. *                                  114,550               7,006
Chevron Corp.                                    142,500              11,085
Cisco Systems, Inc. *                            725,000              19,387
Coach, Inc. *                                    200,000               9,766
Colgate-Palmolive Co.                            189,950              12,867
Comcast Corp., Class A *                         299,887               7,995
Danaher Corp.                                    120,575               8,584
Dell, Inc. *                                     318,825               8,038
Devon Energy Corp.                               120,000               8,744
eBay, Inc. *                                     217,725               7,390
Emerson Electric Corp.                           215,000              10,103
Federated Investors, Inc.                        221,150               8,439
Fiserv, Inc. *                                   163,325               8,684
Franklin Resources, Inc.                          96,075              12,616
Gilead Sciences, Inc. *                          170,000              13,892
Google, Inc., Class A *                           25,500              12,020
Hewlett-Packard Co.                              200,000               8,428
Honeywell International, Inc.                    202,500              10,971
IBM Corp.                                        125,000              12,776
Illinois Tool Works, Inc.                        185,000               9,492
Intel Corp.                                      508,275              10,928
ITT Industries, Inc.                             190,000              12,123
J.P. Morgan Chase & Co.                          257,500              13,416
Johnson & Johnson                                170,275              10,935
Johnson Controls, Inc.                            91,550               9,368
Kellogg Co.                                      186,000               9,841
Kohl's Corp. *                                   102,000               7,552
Kroger Co.                                       356,050              10,507
Lincoln National Corp.                           172,050              12,241
Manpower, Inc.                                   115,000               9,229
McDonalds Corp.                                  280,000              13,519
Merck & Co., Inc.                                232,975              11,984
Microsoft Corp.                                  820,000              24,551
Monsanto Co.                                     195,000              11,503
Morgan Stanley                                   140,000              11,761
News Corp., Class B (g)                          515,000              12,360

Northern Trust Corp.                             116,925               7,360
Oracle Corp. *                                   430,000               8,084
PepsiCo, Inc.                                    196,650              12,997
Phillips-Van Heusen                              127,725               7,140
Praxair, Inc.                                    170,000              10,974
Procter & Gamble Co.                             190,000              12,219
QUALCOMM, Inc.                                   250,000              10,950
Roper Industries, Inc.                           150,225               8,422
Schlumberger, Ltd.                               157,350              11,617
Stericycle, Inc. *                               140,000              12,200
The Walt Disney Co.                              330,000              11,543
Thermo Electron Corp. *                          240,000              12,495
United Technologies Corp.                        160,000              10,741
Varian Semiconductor Equipment                   150,000               9,954
Associates, Inc. *
Waters Corp. *                                   137,275               8,158
Zimmer Holdings, Inc. *                          150,000              13,572
                                                                      ------
TOTAL COMMON STOCKS                                                  679,526
                                                                     -------

INVESTMENTS IN AFFILIATES (H)  (0.9%)
Fifth Third Institutional Money Market         6,116,911               6,117
Fund                                                                   -----


TOTAL INVESTMENTS IN AFFILIATES                                        6,117
                                                                       -----

SHORT-TERM SECURITIES HELD AS
  COLLATERAL FOR SECURITIES
  LENDING (0.1%)
Pool of various securities for Fifth
  Third Funds                                $       407         $       407
                                                                         ---



TOTAL (COST $596,752) (+) - 99.7%                                $   686,050
                                                                     =======
------------

Percentages indicated are based on net assets of $688,118.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LARGE CAP CORE FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT             VALUE
                                                 ---------            -----
COMMON STOCKS  (98.9%)
Aetna, Inc.                                         51,012       $      2,392
Air Products and Chemicals, Inc.                    24,664              1,887
Alcoa, Inc.                                         12,309                437
Allstate Corp.                                      25,065              1,562
Altria Group, Inc.                                  34,602              2,385
American Eagle Outfitters, Inc.                     45,136              1,330
American Electric Power Co.                         53,586              2,691
American Express Co.                                 9,130                554
American International Group, Inc.                  27,148              1,898
AmeriCredit Corp. *                                 23,064                582
AmerisourceBergen Corp.                              4,024                201
Amgen, Inc. *                                       17,085              1,096
Applied Materials, Inc.                            147,183              2,829
Ashland, Inc.                                       21,774              1,305
Assurant, Inc.                                       5,667                326
AT&T, Inc.                                          72,342              2,801
Automatic Data Processing, Inc.                     12,417                556
AutoZone, Inc. *                                    14,436              1,921
Bank of America Corp.                              102,551              5,220
Becton, Dickinson & Co.                             26,206              2,061
Big Lots, Inc. *                                    15,190                489
Biogen Idec, Inc. *                                 30,652              1,447
BMC Software, Inc. *                                66,067              2,139
Broadridge Financial Solutions, Inc. *               3,104                 62
Cardinal Health, Inc.                               31,856              2,228
Carolina Group                                       9,173                702
CBS Corp., Class B                                  70,450              2,238
Centerpoint Energy, Inc.                           133,076              2,506
CenturyTel, Inc.                                     2,669                123
Chevron Corp.                                       67,625              5,261
CIGNA Corp.                                         15,109              2,350
Cincinnati Financial Corp.                          13,874                628
Cisco Systems, Inc. *                              186,671              4,992
Citigroup, Inc.                                    108,925              5,840
Coca-Cola Co.                                       72,083              3,762
Colgate-Palmolive Co.                                5,967                404
Comcast Corp., Class A *                           115,881              3,090
ConocoPhillips                                      11,045                766
Countrywide Credit Industries, Inc.                  2,047                 76
Coventry Health Care, Inc. *                        34,929              2,020
Cummins Engine, Inc.                                27,464              2,531
Deere & Co.                                          3,598                394
Deutsche Bank AG                                     9,586              1,472
DTE Energy Co.                                      16,972                859
E. I. du Pont de Nemours & Co.                      51,375              2,526
Encana Corp.                                        21,773              1,142
Expedia, Inc. *                                     56,571              1,336

Exxon Mobil Corp.                                  129,760             10,300
FedEx Corp.                                         13,680              1,442
Freddie Mac                                         11,904                771
Gap, Inc.                                            3,114                 56
General Electric Corp. (a)                         199,761              7,363
General Mills, Inc.                                 37,087              2,222
Goldman Sachs Group, Inc.                           13,596              2,972
Halliburton Co.                                     60,185              1,912
Hess Corp.                                           2,052                116
Hewlett-Packard Co.                                100,163              4,221
Humana, Inc. *                                      14,840                938
IAC/InterActiveCorp. *                              50,116              1,911
IBM Corp.                                           16,419              1,678
Illinois Tool Works, Inc.                           22,260              1,142
Intel Corp.                                         88,013              1,892
International Paper Co.                             10,796                407
J.C. Penney Co., Inc.                               24,696              1,953
J.P. Morgan Chase & Co.                             85,906              4,476
Johnson & Johnson                                   22,945              1,474
Kohl's Corp. *                                      30,058              2,225
Kraft Foods, Inc.                                   23,945                801
Kroger Co.                                          54,493              1,608
Lehman Brothers Holdings, Inc.                      11,967                901
Loews Corp.                                         36,600              1,732
Magna International, Inc., Class A                   9,061                717
Marathon Oil Corp.                                  30,973              3,145
Mattel, Inc.                                        25,163                712
McDonalds Corp.                                     61,383              2,964
McGraw-Hill Cos., Inc.                              32,648              2,139
Merck & Co., Inc.                                   77,255              3,974
Merrill Lynch & Co., Inc.                           29,296              2,643
MetLife, Inc.                                       34,220              2,248
Microsoft Corp. (a)                                221,080              6,619
Molson Coors Brewing Co., Class B                   22,898              2,159
Morgan Stanley                                      34,136              2,868
Motorola, Inc.                                      41,806                724
Norfolk Southern Corp.                              30,320              1,614
Northrop Grumman Corp.                              36,787              2,708
Nucor Corp.                                         15,077                957
Old Republic International Corp.                       828                 18
Omnicom Group, Inc.                                 19,937              2,088
PACCAR, Inc.                                         1,820                153
Patterson-UTI Energy, Inc.                           4,092                100
Pepsi Bottling Group, Inc.                          57,640              1,891
PepsiCo, Inc.                                        3,930                260
Pfizer, Inc.                                        65,107              1,723
Pitney Bowes, Inc.                                  11,902                571
PPG Industries, Inc.                                 6,620                487
Procter & Gamble Co.                                31,599              2,032
Raytheon Co.                                        48,378              2,590
SAFECO Corp.                                         9,096                607
Safeway, Inc.                                        2,552                 93
Schering-Plough Corp.                               97,382              3,090
Sears Holdings Corp. *                              11,344              2,166
Sherwin-Williams Co.                                 3,381                216
Temple-Inland, Inc.                                 22,519              1,334
Tesoro Corp.                                        11,177              1,355
Texas Instruments, Inc.                             95,249              3,274

The First Marblehead Corp.                           1,753                 64
The Walt Disney Co.                                 86,086              3,011
Tyco International Ltd.                             88,334              2,882
U.S. Bancorp                                        67,635              2,323
Union Pacific Corp.                                    732                 84
United Technologies Corp.                           10,214                686
V.F. Corp.                                          24,735              2,172
Valero Energy                                       10,769                756
Verizon Communications, Inc.                        85,274              3,256
Wachovia Corp.                                       9,006                500
Wal-Mart Stores, Inc.                                6,038                289
Waste Management, Inc.                              21,698                812
Watson Pharmaceuticals, Inc. *                      32,316                882
Wells Fargo & Co.                                   95,373              3,423
Xcel Energy, Inc.                                  101,878              2,454
Zimmer Holdings, Inc. *                              2,559                232
                                                                          ---
TOTAL COMMON STOCKS                                                   223,995
                                                                      -------

REAL ESTATE INVESTMENT TRUSTS (I) (0.5%)
Archstone-Smith Trust                               20,684              1,078
                                                                        -----
TOTAL REAL ESTATE INVESTMENT TRUSTS                                     1,078
                                                                        -----

INVESTMENTS IN AFFILIATES (H) (0.8%)
Fifth Third Institutional Money Market           1,868,443              1,868
Fund                                                                    -----

TOTAL INVESTMENTS IN AFFILIATES                                         1,868
                                                                        -----


TOTAL (COST $179,602) (+) - 100.2%                               $    226,941
                                                                      =======
------------

Percentages indicated are based on net assets of $226,599.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD EQUITY INDEX FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT              VALUE
                                                 ---------             -----
COMMON STOCKS  (95.3%)
3M Co.                                              24,067          $     1,992
Abbott Laboratories                                 50,539                2,862
Abercrombie & Fitch Co., Class A                     2,893                  236
ACE Ltd.                                            10,640                  633
ADC Telecommunications, Inc. *                       3,832                   71
Adobe Systems, Inc. *                               19,489                  810
Advanced Micro Devices, Inc. *                      17,930                  248
AES Corp. *                                         21,708                  477
Aetna, Inc.                                         17,061                  800
Affiliated Computer Services Inc., Class             3,249                  195
A *
AFLAC, Inc.                                         16,162                  830
Agilent Technologies, Inc. *                        13,357                  459
Air Products and Chemicals, Inc.                     7,201                  551
Alcoa, Inc.                                         28,340                1,006
Allegheny Energy, Inc. *                             5,401                  289
Allegheny Technologies, Inc.                         3,451                  378
Allergan, Inc.                                       5,025                  609
Allied Waste Industries, Inc. *                      8,299                  111
Allstate Corp.                                      20,425                1,273
Alltel Corp.                                        11,787                  739
Altera Corp. *                                      11,827                  267
Altria Group, Inc.                                  68,840                4,745
Amazon.com, Inc. *                                  10,097                  619
AMBAC Financial Group, Inc.                          3,278                  301
Ameren Corp.                                         6,741                  354
American Electric Power Co.                         12,929                  649
American Express Co.                                39,085                2,371
American International Group, Inc.                  85,349                5,967
American Standard Companies, Inc.                    5,669                  312
Ameriprise Financial, Inc.                           7,908                  470
AmerisourceBergen Corp.                              6,278                  314
Amgen, Inc. *                                       38,398                2,463
Anadarko Petroleum Corp.                            15,435                  720
Analog Devices, Inc.                                11,178                  432
Anheuser-Busch Co., Inc.                            25,128                1,236
Aon Corp.                                            9,684                  375
Apache Corp.                                        10,766                  781
Apartment Investment & Management                    3,154                  174
Co.
Apollo Group, Inc., Class A *                        4,574                  216
Apple Computer, Inc. *                              28,287                2,823
Applied Biosystems Group                             5,988                  187
Applied Materials, Inc.                             46,276                  889
Archer-Daniels-Midland Co.                          21,481                  832
Ashland, Inc.                                        1,869                  112
Assurant, Inc.                                       3,289                  189
AT&T, Inc.                                         205,034                7,939

Autodesk, Inc. *                                     7,573                  313
Automatic Data Processing, Inc.                     17,996                  806
AutoNation, Inc. *                                   4,889                  100
AutoZone, Inc. *                                     1,655                  220
AvalonBay Communities, Inc.                          2,592                  317
Avaya, Inc. *                                       14,842                  192
Avery Dennison Corp.                                 3,085                  192
Avon Products, Inc.                                 14,529                  578
Baker Hughes, Inc.                                  10,483                  843
Ball Corp.                                           3,405                  173
Bank of America Corp.                              146,772                7,472
Bank of New York Co., Inc.                          24,977                1,011
Barr Pharmaceuticals, Inc. *                         3,477                  168
Bausch & Lomb, Inc.                                  1,757                  103
Baxter International, Inc.                          21,390                1,211
BB&T Corp.                                          17,680                  736
Bear Stearns Cos., Inc.                              3,946                  614
Becton, Dickinson & Co.                              8,061                  634
Bed Bath & Beyond, Inc. *                            9,239                  376
Bemis Co.                                            3,426                  114
Best Buy Co., Inc.                                  13,185                  615
Big Lots, Inc. *                                     3,579                  115
Biogen Idec, Inc. *                                 11,390                  538
Biomet, Inc.                                         8,005                  346
BJ Services Co.                                      9,581                  275
BMC Software, Inc. *                                 6,703                  217
Boeing Co.                                          25,844                2,404
Boston Properties, Inc.                              3,956                  465
Boston Scientific Corp. *                           38,540                  595
Bristol-Myers Squibb Co.                            66,209                1,911
Broadcom Corp., Class A *                           15,327                  499
Brown-Forman Corp.                                   2,574                  165
Brunswick Corp.                                      3,001                   98
Burlington Northern Santa Fe Corp.                  11,740                1,028
C.H. Robinson Worldwide, Inc.                        5,693                  304
C.R. Bard, Inc.                                      3,366                  280
CA, Inc.                                            13,423                  366
Campbell Soup Co.                                    7,118                  278
Capital One Financial Corp.                         13,549                1,006
Cardinal Health, Inc.                               13,237                  926
Carnival Corp.                                      14,544                  712
Caterpillar, Inc.                                   21,262                1,544
CB Richard Ellis Group, Inc., Class A *              6,039                  204
CBS Corp., Class B                                  24,359                  774
Celgene Corp. *                                     12,493                  764
Centerpoint Energy, Inc.                            11,156                  210
Centex Corp.                                         3,879                  174
CenturyTel, Inc.                                     3,752                  173
Charles Schwab Corp.                                33,431                  639
Chesapeake Energy Corp.                             13,593                  459
Chevron Corp.                                       70,813                5,509
Chicago Mercantile Exchange Holdings,                1,138                  588
Inc.
Chubb Corp.                                         13,454                  724
Ciena Corp. *                                        2,760                   80
CIGNA Corp.                                          3,214                  500
Cincinnati Financial Corp.                           5,662                  256
Cintas Corp.                                         4,461                  167

Circuit City Stores, Inc.                            4,637                   81
Cisco Systems, Inc. *                              198,479                5,307
CIT Group, Inc.                                      6,481                  387
Citigroup, Inc.                                    160,923                8,630
Citizens Communications Co.                         11,662                  182
Citrix Systems, Inc. *                               5,902                  192
Clear Channel Communications, Inc.                  16,139                  572
Clorox Co.                                           4,962                  333
CMS Energy Corp.                                     7,270                  135
Coach, Inc. *                                       12,342                  603
Coca-Cola Co.                                       65,909                3,440
Coca-Cola Enterprises, Inc.                          9,058                  199
Cognizant Technology Solutions Corp.  *              4,634                  414
Colgate-Palmolive Co.                               16,810                1,139
Comcast Corp., Class A *                           102,028                2,720
Comerica, Inc.                                       5,192                  321
Commerce Bancorp, Inc.                               6,129                  205
Compass Bancshares, Inc.                             4,243                  289
Computer Sciences Corp. *                            5,612                  312
Compuware Corp. *                                   11,512                  114
ConAgra, Inc.                                       16,654                  409
ConocoPhillips                                      54,036                3,747
Consol Energy, Inc.                                  5,969                  250
Consolidated Edison, Inc.                            8,393                  430
Constellation Brands, Inc. *                         6,866                  154
Constellation Energy Group, Inc.                     5,883                  524
Convergys Corp. *                                    4,503                  114
Cooper Industries Ltd.                               5,942                  296
Corning, Inc. *                                     51,879                1,231
Costco Wholesale Corp.                              14,978                  802
Countrywide Credit Industries, Inc.                 19,420                  720
Coventry Health Care, Inc. *                         5,208                  301
CSX Corp.                                           14,223                  614
Cummins Engine, Inc.                                 3,430                  316
CVS Corp.                                           50,683                1,837
D. R. Horton, Inc.                                   9,020                  200
Danaher Corp.                                        7,746                  551
Darden Restaurants, Inc.                             4,799                  199
Dean Foods Co. *                                     4,372                  159
Deere & Co.                                          7,408                  811
Dell, Inc. *                                        74,245                1,872
Devon Energy Corp.                                  14,446                1,053
Dillards Department Stores, Inc.                     1,990                   69
Dollar General Corp.                                10,198                  218
Dominion Resources, Inc.                            11,561                1,055
Dover Corp.                                          6,673                  321
Dow Chemical Co.                                    31,576                1,409
Dow Jones & Co.                                      2,127                   77
DTE Energy Co.                                       5,817                  294
Duke Energy Corp.                                   41,042                  842
Dynegy, Inc., Class A *                             12,372                  116
E*TRADE Financial Corp. *                           13,954                  308
E. I. du Pont de Nemours & Co.                      30,387                1,495
Eastman Chemical Co.                                 2,689                  182
Eastman Kodak Co.                                    9,390                  234
Eaton Corp.                                          4,870                  434
eBay, Inc. *                                        37,304                1,266
Ecolab, Inc.                                         5,828                  251

Edison International                                10,649                  557
El Paso Energy Corp.                                23,055                  346
Electronic Arts, Inc. *                             10,083                  508
Electronic Data Systems Corp.                       16,905                  494
Eli Lilly & Co.                                     32,490                1,921
Embarq Corp.                                         4,886                  293
EMC Corp. *                                         69,225                1,051
Emerson Electric Corp.                              26,224                1,233
ENSCO International, Inc.                            4,964                  280
Entergy Corp.                                        6,522                  738
EOG Resources, Inc.                                  7,958                  584
Equifax, Inc.                                        4,090                  163
Estee Lauder Companies Inc., Class A                 3,792                  195
Exelon Corp.                                        21,929                1,655
Express Scripts, Inc. *                              4,427                  423
Exxon Mobil Corp.                                  186,808               14,828
Family Dollar Stores, Inc.                           4,956                  158
Fannie Mae                                          31,868                1,878
Federated Department Stores, Inc.                   17,164                  754
Federated Investors, Inc.                            2,952                  113
FedEx Corp.                                         10,022                1,057
Fidelity National Information Services,              5,290                  267
Inc.
Fifth Third Bancorp. (b)                            18,240                  740
First Data Corp.                                    25,029                  811
First Horizon National Corp.                         4,068                  160
FirstEnergy Corp.                                   10,433                  714
Fiserv, Inc. *                                       5,660                  301
Fluor Corp.                                          2,878                  275
Ford Motor Co.                                      61,736                  496
Forest Laboratories, Inc. *                         10,352                  551
Fortune Brands, Inc.                                 4,948                  396
FPL Group, Inc.                                     13,488                  868
Franklin Resources, Inc.                             5,448                  715
Freddie Mac                                         22,650                1,467
Freeport-McMoRan Copper & Gold,                     10,902                  732
Inc., Class B
Gannett Co., Inc.                                    7,658                  437
Gap, Inc.                                           17,221                  309
General Dynamics Corp.                              13,225                1,038
General Electric Corp. (a)                         337,434               12,439
General Mills, Inc.                                 11,213                  672
General Motors Corp.                                18,486                  577
Genuine Parts Co.                                    5,569                  276
Genworth Financial, Inc., Class A                   14,486                  529
Genzyme Corp. *                                      8,591                  561
Gilead Sciences, Inc. *                             15,262                1,247
Goldman Sachs Group, Inc.                           13,511                2,954
Goodrich Corp.                                       4,078                  232
Goodyear Tire & Rubber Co. *                         5,801                  193
Google, Inc., Class A *                              7,147                3,369
H & R Block, Inc.                                   10,534                  238
H.J. Heinz Co.                                      10,769                  507
Halliburton Co.                                     32,864                1,043
Harley-Davidson, Inc.                                8,469                  536
Harman International Industries, Inc.                2,133                  260
Harrah's Entertainment, Inc.                         6,080                  518
Hartford Financial Services Group, Inc.             10,532                1,066
Hasbro, Inc.                                         5,191                  164

Hercules, Inc. *                                     3,712                   70
Hess Corp.                                           8,848                  502
Hewlett-Packard Co.                                 87,798                3,700
Hilton Hotels Corp.                                 12,636                  430
Home Depot, Inc.                                    67,139                2,542
Honeywell International, Inc.                       26,244                1,422
Hospira, Inc. *                                      5,092                  206
Host Hotels & Resorts, Inc.                         17,089                  438
Hudson City Bancorp, Inc.                           16,433                  219
Humana, Inc. *                                       5,433                  344
Huntington Bancshares                                7,767                  172
IAC/InterActiveCorp. *                               7,295                  278
IBM Corp.                                           49,408                5,049
Illinois Tool Works, Inc.                           13,710                  703
IMS Health, Inc.                                     6,486                  190
Ingersoll-Rand Co., Class A                         10,021                  447
Integrys Energy Group, Inc.                          2,450                  137
Intel Corp.                                        189,308                4,070
International Flavors & Fragrances,                  2,550                  124
Inc.
International Game Technology                       11,093                  423
International Paper Co.                             14,870                  560
Interpublic Group Cos., Inc. *                      15,717                  199
Intuit, Inc. *                                      11,395                  324
ITT Industries, Inc.                                 6,037                  385
J.C. Penney Co., Inc.                                7,353                  582
J.P. Morgan Chase & Co.                            113,974                5,939
Jabil Circuit, Inc.                                  6,036                  141
Janus Capital Group, Inc.                            6,478                  162
JDS Uniphase Corp. *                                 6,899                  114
Johnson & Johnson                                   95,032                6,103
Johnson Controls, Inc.                               6,572                  672
Jones Apparel Group, Inc.                            3,603                  120
Juniper Networks, Inc. *                            18,491                  413
KB Home                                              2,567                  113
Kellogg Co.                                          8,202                  434
KeyCorp                                             13,125                  468
KeySpan Corp.                                        5,729                  237
Kimberly-Clark Corp.                                14,979                1,066
Kinder Morgan, Inc.                                  3,505                  373
King Pharmaceuticals, Inc. *                         7,946                  162
KLA-Tencor Corp.                                     6,507                  361
Kohl's Corp. *                                      10,688                  791
Kraft Foods, Inc.                                   53,820                1,802
Kroger Co.                                          23,448                  692
L-3 Communications Holdings, Inc.                    4,083                  367
Laboratory Corp. of America Holdings *               4,099                  324
Legg Mason, Inc.                                     4,295                  426
Leggett & Platt, Inc.                                5,850                  138
Lehman Brothers Holdings, Inc.                      17,324                1,304
Lennar Corp., Class A                                4,506                  192
Lexmark International, Inc. *                        3,201                  174
Limited Brands, Inc.                                11,179                  308
Lincoln National Corp.                               9,103                  648
Linear Technology Corp.                              9,771                  366
Liz Claiborne, Inc.                                  3,350                  150
Lockheed Martin Corp.                               11,638                1,119
Loews Corp.                                         14,935                  707

Lowe's Cos., Inc.                                   50,294                1,537
LSI Logic Corp. *                                   25,908                  220
M&T Bank Corp.                                       2,532                  282
Manor Care, Inc.                                     2,417                  157
Marathon Oil Corp.                                  11,315                1,149
Marriott International, Inc., Class A               10,984                  497
Marsh & McLennan Cos., Inc.                         18,013                  572
Marshall & Ilsley Corp.                              8,338                  400
Masco Corp.                                         12,884                  351
Mattel, Inc.                                        13,054                  370
Maxim Integrated Products, Inc.                     10,481                  332
MBIA, Inc.                                           4,406                  306
McCormick & Co.                                      4,295                  159
McDonalds Corp.                                     39,362                1,899
McGraw-Hill Cos., Inc.                              11,577                  759
McKesson, Inc.                                       9,673                  569
MeadWestvaco Corp.                                   5,922                  198
Medco Health Solutions, Inc. *                       9,353                  730
MedImmune, Inc. *                                    7,818                  443
Medtronic, Inc.                                     37,954                2,009
Mellon Financial Corp.                              13,855                  595
Merck & Co., Inc.                                   70,956                3,650
Meredith Corp.                                       1,266                   73
Merrill Lynch & Co., Inc.                           29,095                2,625
MetLife, Inc.                                       24,584                1,615
MGIC Investment Corp.                                2,713                  167
Micron Technology, Inc. *                           24,657                  283
Microsoft Corp.                                    282,740                8,465
Millipore Corp. *                                    1,746                  129
Molex, Inc.                                          4,634                  138
Molson Coors Brewing Co., Class B                    1,495                  141
Monsanto Co.                                        17,757                1,047
Monster Worldwide, Inc. *                            4,196                  176
Moody's Corp.                                        7,682                  508
Morgan Stanley                                      34,943                2,936
Motorola, Inc.                                      78,120                1,354
Murphy Oil Corp.                                     6,114                  339
Mylan Laboratories, Inc.                             7,929                  174
Nabors Industries Ltd. *                             9,200                  296
National City Corp.                                 19,328                  706
National Semiconductor Corp.                         9,431                  248
National-Oilwell Varco, Inc. *                       5,736                  487
NCR Corp. *                                          5,824                  294
Network Appliance, Inc. *                           12,218                  455
New York Times Co., Class A                          4,700                  110
Newell Rubbermaid, Inc.                              9,060                  278
Newmont Mining Corp.                                14,715                  614
News Corp., Class A                                 77,234                1,729
NICOR, Inc.                                          1,461                   75
Nike, Inc., Class B                                 12,600                  678
NiSource, Inc.                                       8,923                  219
Noble Corp.                                          4,431                  373
Nordstrom, Inc.                                      7,477                  411
Norfolk Southern Corp.                              12,972                  691
Northern Trust Corp.                                 6,127                  386
Northrop Grumman Corp.                              11,513                  847
Novell, Inc. *                                      11,080                   81
Novellus Systems, Inc. *                             4,040                  131

Nucor Corp.                                          9,874                  627
NVIDIA Corp. *                                      11,621                  382
Occidental Petroleum Corp.                          27,488                1,394
Office Depot, Inc. *                                 9,099                  306
Officemax, Inc.                                      2,434                  120
Omnicom Group, Inc.                                  5,429                  569
Oracle Corp. *                                     130,751                2,458
PACCAR, Inc.                                         8,116                  682
Pactiv Corp. *                                       4,349                  150
Pall Corp.                                           4,001                  168
Parker Hannifin Corp.                                3,854                  355
Patterson Cos, Inc. *                                4,542                  164
Paychex, Inc.                                       11,066                  411
Peabody Energy Corp.                                 8,622                  414
Pepsi Bottling Group, Inc.                           4,474                  147
PepsiCo, Inc.                                       53,669                3,546
PerkinElmer, Inc.                                    4,019                   97
Pfizer, Inc.                                       232,459                6,151
PG&E Corp.                                          11,400                  577
Pinnacle West Capital Corp.                          3,263                  158
Pitney Bowes, Inc.                                   7,252                  348
Plum Creek Timber Co., Inc.                          5,786                  230
PMC-Sierra, Inc. *                                   6,858                   53
PNC Financial Services Group                        11,312                  838
Polo Ralph Lauren Corp.                              2,007                  185
PPG Industries, Inc.                                 5,401                  397
PPL Corp.                                           12,901                  563
Praxair, Inc.                                       10,554                  681
Principal Financial Group                            8,817                  560
Procter & Gamble Co.                               103,566                6,660
Progress Energy, Inc.                                8,637                  437
Progressive Corp.                                   24,116                  556
Prudential Financial, Inc.                          15,384                1,461
Public Service Enterprise Group, Inc.                8,243                  713
Public Storage, Inc.                                 4,005                  374
Pulte Homes, Inc.                                    6,906                  186
QLogic Corp. *                                       5,152                   92
QUALCOMM, Inc.                                      54,385                2,382
Quest Diagnostics, Inc.                              5,228                  256
Questar Corp.                                        2,806                  273
Qwest Communications International,                 50,669                  450
Inc. *
R.R. Donnelley & Sons Co.                            7,086                  285
RadioShack Corp.                                     4,439                  129
Raytheon Co.                                        14,532                  778
Regions Financial Corp.                             23,829                  836
Reynolds American, Inc. (g)                          5,604                  360
Robert Half International, Inc.                      5,477                  182
Rockwell Automation, Inc.                            5,562                  331
Rockwell Collins, Inc.                               5,465                  359
Rohm & Haas Co.                                      4,640                  237
Rowan Cos., Inc.                                     3,609                  132
Ryder Systems, Inc.                                  1,985                  104
SAFECO Corp.                                         3,440                  230
Safeway, Inc.                                       14,489                  526
SanDisk Corp. *                                      7,355                  320
Sanmina-SCI Corp. *                                 17,415                   60
Sara Lee Corp.                                      24,409                  401

Schering-Plough Corp.                               49,164                1,560
Schlumberger, Ltd.                                  38,762                2,861
Sealed Air Corp.                                     5,270                  173
Sears Holdings Corp. *                               2,716                  519
Sempra Energy                                        8,569                  544
Sherwin-Williams Co.                                 3,657                  233
Sigma-Aldrich Corp.                                  4,310                  181
SLM Corp.                                           13,360                  719
Smith International, Inc.                            6,517                  342
Snap-On, Inc.                                        1,908                  104
Solectron Corp. *                                   29,891                  100
Southern Co.                                        24,733                  935
Southwest Airlines Co.                              25,880                  371
Sovereign Bancorp, Inc.                             11,747                  285
Spectra Energy Corp.                                20,521                  536
Sprint Nextel Corp.                                 95,470                1,912
St. Jude Medical, Inc. *                            11,120                  476
Stanley Works                                        2,657                  155
Staples, Inc.                                       23,618                  586
Starbucks Corp. *                                   24,711                  767
Starwood Hotels & Resorts Worldwide,                 6,929                  464
Inc.
State Street Corp.                                  11,110                  765
Stryker Corp.                                        9,715                  631
Sun Microsystems, Inc. *                           118,294                  617
Sunoco, Inc.                                         4,024                  304
SunTrust Banks, Inc.                                11,575                  977
SUPERVALU, Inc.                                      6,729                  309
Symantec Corp. *                                    30,658                  540
Synovus Financial Corp.                             10,622                  335
Sysco Corp.                                         20,203                  661
T. Rowe Price Group, Inc.                            8,617                  428
Target Corp.                                        28,346                1,683
Teco Energy, Inc.                                    6,837                  123
Tektronix, Inc.                                      2,696                   79
Tellabs, Inc. *                                     14,439                  153
Temple-Inland, Inc.                                  3,497                  207
Tenet Healthcare Corp. *                            15,404                  114
Teradyne, Inc. *                                     6,203                  108
Terex Corp. *                                        3,324                  259
Texas Instruments, Inc.                             47,332                1,627
Textron, Inc.                                        4,100                  417
The Black & Decker Corp.                             2,223                  202
The DIRECTV Group, Inc. *                           25,194                  601
The E.W. Scripps Co., Class A                        2,723                  118
The Hershey Company                                  5,683                  312
The Walt Disney Co.                                 67,121                2,348
Thermo Electron Corp. *                             13,766                  717
Tiffany & Co.                                        4,424                  211
Time Warner, Inc.                                  125,261                2,584
TJX Companies, Inc.                                 14,874                  415
Torchmark Corp.                                      3,205                  219
Transocean, Inc. *                                   9,557                  824
Travelers Cos., Inc.                                22,186                1,200
Tribune Co.                                          5,679                  186
TXU Corp.                                           15,010                  984
Tyco International Ltd.                             65,003                2,121
Tyson Foods, Inc., Class A                           8,235                  173

U.S. Bancorp                                        58,059                1,994
Union Pacific Corp.                                  8,981                1,026
Unisys Corp. *                                      11,262                   88
United Parcel Service, Inc.                         35,087                2,471
United States Steel Corp.                            3,872                  393
United Technologies Corp.                           32,803                2,202
UnitedHealth Group, Inc.                            44,479                2,359
UNUMProvident Corp.                                 11,196                  279
UST, Inc.                                            5,259                  298
V.F. Corp.                                           2,922                  257
Valero Energy                                       19,761                1,388
Varian Medical Systems, Inc. *                       4,218                  178
VeriSign, Inc. *                                     8,012                  219
Verizon Communications, Inc.                        95,420                3,643
Viacom Inc., Class B *                              22,855                  943
Vulcan Materials Co.                                 3,086                  381
W.W. Grainger, Inc.                                  2,390                  197
Wachovia Corp.                                      62,592                3,477
Wal-Mart Stores, Inc.                               80,729                3,868
Walgreen Co.                                        32,796                1,440
Washington Mutual, Inc.                             29,185                1,225
Waste Management, Inc.                              17,486                  654
Waters Corp. *                                       3,317                  197
Watson Pharmaceuticals, Inc. *                       3,349                   91
Weatherford International, Ltd. *                   11,103                  583
WellPoint, Inc. *                                   20,056                1,584
Wells Fargo & Co.                                  110,818                3,978
Wendy's International, Inc.                          3,124                  118
Western Union Corp.                                 25,051                  527
Weyerhaeuser Co.                                     6,944                  550
Whirlpool Corp.                                      2,562                  271
Whole Foods Market, Inc.                             4,672                  219
Williams Cos., Inc.                                 19,491                  574
Windstream Corp.                                    15,583                  228
Wm. Wrigley Jr. Co.                                  7,174                  422
Wyeth                                               44,353                2,462
Wyndham Worldwide Corp., W/I *                       6,476                  224
Xcel Energy, Inc.                                   13,298                  320
Xerox Corp. *                                       31,549                  584
Xilinx, Inc.                                        10,989                  324
XL Capital Ltd., Class A                             5,902                  460
XTO Energy, Inc.                                    12,280                  666
Yahoo, Inc. *                                       40,011                1,122
YUM! Brands, Inc.                                    8,664                  536
Zimmer Holdings, Inc. *                              7,800                  706
Zions Bancorporation                                 3,689                  302
                                                                            ---
TOTAL COMMON STOCKS                                                     431,619
                                                                        -------

REAL ESTATE INVESTMENT TRUSTS (I) (0.7%)
Archstone-Smith Trust                                7,438                  388
Developers Diversified Realty, Corp.                 4,171                  272
Equity Residential Properties Trust                  9,548                  443
Kimco Realty Corp.                                   7,387                  355
ProLogis                                             8,399                  544
Simon Property Group, Inc.                           7,233                  833
Vornado Realty Trust                                 4,354                  517
                                                                            ---
TOTAL REAL ESTATE INVESTMENT TRUSTS                                       3,352
                                                                          -----

INVESTMENTS IN AFFILIATES (H) (3.9%)
Fifth Third Institutional Money Market          17,828,060               17,828
Fund                                                                     ------


TOTAL INVESTMENTS IN AFFILIATES                                          17,828
                                                                         ------

SHORT-TERM SECURITIES HELD AS
  COLLATERAL FOR SECURITIES
  LENDING (0.1%)
Pool of various securities for Fifth
  Third Funds                                  $       361         $        361
                                                                            ---



TOTAL (COST $186,681) (+) - 100.0%                                 $    453,160
                                                                        =======
------------

Percentages indicated are based on net assets of $453,233.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD BALANCED FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                      ---------         -----
COMMON STOCKS  (64.1%)
Abbott Laboratories                                      16,000     $        906
Alberto-Culver Co.                                       26,000              632
Allstate Corp.                                           10,000              623
Anixter International, Inc. *                             9,000              644
Apple Computer, Inc. *                                    6,500              649
Archer-Daniels-Midland Co.                               14,250              551
Associated Banc-Corp.                                    20,000              648
AT&T, Inc.                                               18,000              697
Baxter International, Inc.                               18,000            1,019
Bemis Co.                                                 9,878              328
Boeing Co.                                                8,500              791
Cameron International Corp. *                            10,500              678
Cardinal Health, Inc.                                     7,375              516
Chevron Corp.                                             8,500              661
Cisco Systems, Inc. *                                    29,000              776
ConocoPhillips                                            8,000              555
Deere & Co.                                               5,500              602
Devon Energy Corp.                                        8,550              623
Fiserv, Inc. *                                           10,475              557
Franklin Resources, Inc.                                  4,450              584
Google, Inc., Class A *                                   1,000              471
Harley-Davidson, Inc.                                     7,000              443
Hormel Foods Corp.                                       16,000              609
IDEX Corp.                                               11,025              578
Illinois Tool Works, Inc.                                14,000              718
J.P. Morgan Chase & Co.                                  15,500              808
Johnson & Johnson                                        10,000              642
Johnson Controls, Inc.                                    6,900              706
Kellogg Co.                                              16,075              851
Kohl's Corp. *                                            7,200              533
Kroger Co.                                               28,000              826
Lincoln National Corp.                                    9,500              676
Manitowoc Co., Inc.                                       7,725              527
Manpower, Inc.                                            7,200              578
Marshall & Ilsley Corp.                                  14,000              672
McDonalds Corp.                                          17,000              821
Medtronic, Inc.                                          11,875              629
Merck & Co., Inc.                                        14,000              720
MGIC Investment Corp.                                     7,000              431
Microsoft Corp.                                          33,000              988
Monsanto Co.                                             11,000              649
News Corp., Class B (g)                                  26,225              629
Northern Trust Corp.                                     13,000              819
Nuveen Investments, Inc.                                 10,800              576
Oracle Corp. *                                           34,000              639
PepsiCo, Inc.                                            10,000              661
Procter & Gamble Co.                                     14,000              900
Schlumberger, Ltd.                                       10,500              775

Scotts Co., Class A                                      13,000              585
Stericycle, Inc. *                                        6,800              593
SUPERVALU, Inc.                                          12,650              581
Target Corp.                                             12,500              742
Texas Instruments, Inc.                                  14,175              487
The Walt Disney Co.                                      20,000              700
Toro Co.                                                 12,000              603
U.S. Bancorp                                             21,000              721
Varian Semiconductor Equipment                            9,750              647
Associates, Inc. *
W.W. Grainger, Inc.                                       8,050              665
Wisconsin Energy Corp.                                   15,500              756
Xcel Energy, Inc.                                        27,100              653
Zimmer Holdings, Inc. *                                   9,500              860
                                                                             ---
TOTAL COMMON STOCKS                                                       40,508
                                                                          ------

CORPORATE BONDS  (27.4%)
Aerco, Ltd., Series 2A, Class A3,                            95               85
5.78%, 7/15/25 (d)
American Home Mortgage Investment                         1,500            1,464
Trust, Series 2005-2, Class 5A4D,
5.33%, 9/25/35 (d)
AOL Time Warner, Inc., 7.70%, 5/1/32                         75               86
Banc of America Funding Corp., Series                     1,585            1,588
2006-G, Class 3A2, 5.75%, 7/20/36 (d)
Bank One Capital III, 8.75%, 9/1/30                         175              230
Bear Stearns Adjustable Rate Mortgage                       926              919
Trust, Series 2005-12, Class 13A1,
5.47%, 2/25/36 (d)
Bear Stearns Alternative-A Trust, Series                    366              373
2005-9, 5.85%, 11/25/35
Bear Stearns Commercial Mortgage                            278              281
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32
Bear Stearns Commercial Mortgage                            700              697
Securities, Inc., Series 2004-T14, Class
A4, 5.20%, 1/12/41 (d)
Chase Mortgage Finance Corp., 5.00%,                      1,484            1,441
11/25/33
Chase Mortgage Finance Corp., Series                      1,669            1,656
2005-A1, Class 2A2, 5.24%, 12/25/35 (d) (f)
Chaseflex Trust, Series 2006-1, Class                       400              403
A2A, 5.94%, 6/25/36
Countrywide Alternative Loan Trust,                         239              244
6.50%, 9/25/34
Countrywide Alternative Loan Trust,                         372              374
Series 2005-74T1, Class A1, 6.00%, 1/25/36
Cox Communications, Inc., 5.50%, 10/1/15                     75               74
Crown Castle Towers LLC, Series                             650              632
2006-1A, Class E, 6.07%, 11/15/36 (e)
Gazprom International, 7.20%, 2/1/20 (e)                     95              101
General Motors Acceptance Corp.,                            385              380
Mortgage Corp. Loan Trust, 4.34%, 11/1/34
Green Tree Financial Corp., 7.60%, 6/15/25                  270              277
Greenwich Capital Commercial Funding                      1,000              987
Corp., Series 2002-C1, Class A4, 4.95%,
1/11/35

Greenwich Capital Commercial Funding                        700              693
Corp., Series 2004-GG1, Class A5,
4.88%, 6/10/36
IndyMac Index Mortgage Loan Trust,                          248              254
Series 2005-AR9, 5.44%, 7/25/35
JP Morgan Mortgage Trust, Series                            367              362
2005-A1, Class 2A1, 4.88%, 2/25/35
Morgan Stanley Capital I, 5.11%, 6/15/40                    790
Morgan Stanley Dean Witter Capital I,                       700              684
4.74%, 11/13/36
Morgan Stanley Mortgage Loan Trust,                         696              683
5.00%, 8/25/19
Motorola, Inc., 6.50%, 11/15/28                             205              202
Onyx Acceptance Owner Trust, Series                         161              160
2003-D, Class A4, 3.20%, 3/15/10 (f)
Sprint Capital Corp., 8.75%, 3/15/32                         65               77
Tennessee Valley Authority, 6.36%,                          900              529
12/15/17 **
Trans-Canada Pipeline, 5.60%, 3/31/34                       195              185
Vodafone Group PLC, 5.75%, 3/15/16                           75               76
Washington Mutual, Series 2004-AR3,                         350              344
Class A-2, 4.24%, 6/25/34                                                    ---

TOTAL CORPORATE BONDS                                                     17,331
                                                                          ------

FOREIGN BONDS  (0.4%)
France Telecom, 8.75%, 3/1/31                               200              263
                                                                             ---
TOTAL FOREIGN BONDS                                                          263
                                                                             ---

INVESTMENTS IN AFFILIATES (H) (0.6%)
Fifth Third Institutional Money Market                  388,040              388
                                                                             ---
Fund
TOTAL INVESTMENTS IN AFFILIATES                                              388
                                                                             ---


U.S. GOVERNMENT AGENCIES  (7.2%)
FANNIE MAE  (4.7%)
5.50%, 2/1/25                                               215              214
5.00%, 5/1/25                                               399              389
7.50%, 6/1/27                                                27               29
7.00%, 6/1/32                                                10               10
6.00%, 8/25/33 (d)                                          400              401
5.50%, 5/25/34 TBA                                          500              494
7.00%, 9/1/34                                                 5                5
5.00%, 10/1/35                                              169              163
6.00%, 10/1/35                                              297              299
5.50%, 11/1/35                                               94               93
5.50%, 2/1/36                                               295              292
5.50%, 11/1/36                                              148              147
5.50%, 1/1/37                                               100               99
5.50%, 1/1/37                                               358              354
                                                                             ---
                                                                           2,989
                                                                           -----

FREDDIE MAC  (2.0%)
7.50%, 7/1/27                                                11               12
7.50%, 8/1/27                                                46               48
7.50%, 11/1/27                                               30               32
7.50%, 12/1/27                                               47               50

6.50%, 11/1/31                                              485              499
7.00%, 1/1/32                                                 6                7
7.00%, 8/1/32                                                32               34
4.50%, 6/1/34                                               168              158
5.00%, 8/1/35                                                75               73
5.00%, 11/1/35                                               67               65
6.00%, 12/1/35                                              278              281
                                                                             ---
                                                                           1,259
                                                                           -----

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (0.5%)
6.50%, 4/15/32                                              121              125
7.00%, 7/20/32                                               64               67
0.57%, 4/16/46                                            3,477              134
                                                                             ---
                                                                             326
                                                                             ---

TOTAL U.S. GOVERNMENT AGENCIES                                             4,574
                                                                           -----

U.S. TREASURY OBLIGATIONS  (0.5%)
U.S. TREASURY INFLATION PROTECTED BONDS  (0.5%)
4.73%, 5/15/17 **                                           150               94
4.84%, 11/15/27 **                                          650              237
                                                                             ---
                                                                             331
                                                                             ---

TOTAL U.S. TREASURY OBLIGATIONS                                              331
                                                                             ---

SHORT-TERM SECURITIES HELD AS
  COLLATERAL FOR SECURITIES
  LENDING (0.9%)
Pool of various securities for Fifth
  Third Funds                                       $       548     $        548
                                                                             ---


TOTAL (COST $58,843) (+)   -   101.1%                               $     63,943
                                                                          ======
------------

Percentages indicated are based on net assets of $63,262.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MICRO CAP VALUE FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT                   VALUE
                                              ---------                 -----
COMMON STOCKS  (95.5%)
Abigail Adams National Bancorp, Inc.             30,940           $        416
ABX Air, Inc. *                                 139,210                    908
Aceto Corp.                                      59,460                    480
ActivIdentity Corp. *                           174,480                    869
Agilysys, Inc.                                   58,990                  1,242
AmComp, Inc. *                                   52,880                    510
American Bancorp of New Jersey, Inc.             72,760                    816
American Dental Partners, Inc. *                 37,450                    801
AmericanWest Bancorp                             39,220                    790
Amerisafe, Inc. *                                42,420                    854
Apogee Enterprises, Inc.                         72,790                  1,753
Audiovox Corp., Class A *                        61,580                    886
Authorize.Net Holdings, Inc. *                   55,910                    986
B of I Holding, Inc. *                           92,510                    710
Bank of Florida Corp. *                          41,020                    759
Barrett Business Services, Inc.                  42,450                    970
Benihana, Inc., Class A *                        27,600                    807
Benjamin Franklin Bancorp, Inc.                  46,720                    693
Berkshire Hills Bancorp, Inc.                    35,660                  1,149
CalAmp Corp. *                                   47,720                    398
Calgon Carbon Corp. *                            60,400                    478
Cascade Corp.                                    11,800                    731
Catalyst Semiconductor, Inc. *                  143,130                    542
CBIZ, Inc. * (g)                                 92,980                    647
Center Bancorp, Inc. (g)                         61,077                    945
Champps Entertainment, Inc. *                    82,520                    451
Chesapeake Utilities Corp.                       22,720                    723
Citizens Community Bancorp, Inc.                 52,870                    497
Compudyne Corp. * (g)                            70,250                    397
Covenant Transport, Inc., Class A *              44,110                    470
Crawford & Co., Class B                         121,590                    779
CTS Corp.                                        36,670                    480
Cutter & Buck, Inc.                              65,750                    932
D&E Communications, Inc.                         43,730                    638
Deb Shops, Inc.                                  20,550                    566
Digimarc Corp. *                                 44,920                    433
Ducommun, Inc. *                                 42,030                  1,199
Edge Petroleum Corp. * (g)                       73,400                  1,008
EDO Corp. (g)                                    31,960                    879
Epic Bancorp                                     33,580                    495
First Clover Leaf Financial Corp.                43,860                    486
First Merchants Corp.                            32,460                    700
First State Bancorporation                       39,020                    816
Flanders Corp. *                                121,120                    827
FPIC Insurance Group, Inc. *                     18,200                    838
Frisch's Restaurants, Inc.                       17,900                    635
GSI Lumonics, Inc. *                             85,560                    871

Hartmarx Corp. *                                215,450                  1,418
HealthTronics, Inc. *                           113,680                    529
Hersha Hospitality Trust                        123,370                  1,466
Hooper Holmes, Inc. *                           214,620                    944
ICT Group, Inc. *                                46,190                    868
IXYS Corp. *                                    106,040                    971
KNBT Bancorp, Inc.                               58,030                    871
LMI Aerospace, Inc. *                            58,400                  1,136
Lydall, Inc. *                                   42,060                    612
MainSource Financial Group, Inc.                 58,120                    939
Material Sciences Corp. *                        50,450                    470
Medical Action Industries, Inc. *                29,070                    662
MHI Hospitality Corp.                            87,390                    922
Michael Baker Corp. *                            40,650                  1,193
Microtek Medical Holdings, Inc. *               256,030                  1,308
Monmouth Real Estate Investment                  65,624                    576
Corp., Class A
Monterey Pasta Co. *                            174,470                    710
MTC Technologies, Inc. *                         37,730                    780
Nanometrics, Inc. *                              70,290                    453
National Atlantic Holdings Corp. *               96,640                  1,209
National Dentex Corp. *                          63,610                    880
Ness Technologies, Inc. *                        60,780                    811
NGP Capital Resources Co.                        65,160                  1,019
North Pittsburgh Systems, Inc.                   22,830                    474
North Pointe Holdings Corp. *                    59,490                    718
North Valley Bancorp                             41,870                  1,011
Northrim Bancorp, Inc.                           24,100                    680
Northwest Pipe Co. *                              8,640                    309
OSI Systems, Inc. *                              49,960                  1,319
Overhill Farms, Inc. *                           80,420                    501
PAR Technology Corp. * (g)                      104,200                  1,047
Perceptron, Inc. *                               60,630                    544
Powell Industries, Inc. *                        45,520                  1,433
ProCentury Corp.                                 20,150                    456
Quaker Chemical Corp.                            33,120                    757
R.G. Barry Corp. *                               52,817                    568
Radyne Corp. *                                  112,440                    978
Renasant Corp.                                   34,750                    809
Res-Care, Inc. *                                 44,830                    802
Rocky Brands, Inc. * (g)                         60,260                    675
Rudolph Technologies, Inc. *                     61,030                  1,055
Sanders Morris Harris Group, Inc.                63,000                    735
Schawk, Inc.                                     52,590                    948
Schweitzer-Mauduit International, Inc.           31,380                    861
Seabright Insurance Holdings *                   63,570                  1,180
SEMCO Energy, Inc. *                            119,680                    907
Semitool, Inc. * (g)                             98,500                  1,023
Simmons First National Corp.                     32,670                    860
Southcoast Financial Corp. *                     22,490                    512
Standard Register Co.                            58,380                    727
StealthGas, Inc.                                 81,060                  1,288
Stepan Co.                                       40,700                  1,166
Superior Uniform Group, Inc.                     40,900                    530
Symmetricom, Inc. *                             190,940                  1,559
Synplicity, Inc. *                              117,470                    776
Tasty Baking Co.                                 57,330                    484
The Inventure Group, Inc. *                     273,260                    766

TTM Technologies, Inc. *                         96,030                    882
Ultratech, Inc. *                                52,660                    729
United Western Bancorp, Inc.                     36,030                    847
Universal Electronics, Inc. *                    20,400                    577
Vignette Corp. *                                 67,090                  1,243
Warwick Valley Telephone Co.                     45,000                    697
White Electronic Designs Corp. *                136,420                    883
Willbros Group, Inc. *                           66,130                  1,565
                                                                         -----
TOTAL COMMON STOCKS                                                     91,888
                                                                        ------

INVESTMENT COMPANIES  (0.9%)
Equus II, Inc.                                   57,940                    525
MVC Capital, Inc.                                22,120                    389
                                                                           ---
TOTAL INVESTMENT COMPANIES                                                 914
                                                                           ---

INVESTMENTS IN AFFILIATES (H) (4.2%)
Fifth Third Institutional Money Market        4,050,547                  4,051
Fund                                                                     -----


TOTAL INVESTMENTS IN AFFILIATES                                          4,051
                                                                         -----

SHORT-TERM SECURITIES HELD AS
  COLLATERAL FOR SECURITIES
  LENDING  (4.9%)
Pool of various securities for Fifth
  Third Funds                               $     4,693           $      4,693
                                                                         -----


TOTAL (COST $83,844) (+) - 105.5%                                 $     101,546
                                                                       =======
------------

Percentages indicated are based on net assets of $96,260.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD SMALL CAP VALUE FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

                                                 SHARES             VALUE
                                                 ------             -----
COMMON STOCKS  (98.0%)
ADC Telecommunications, Inc. *                   110,800       $     2,039
Agilysys, Inc.                                    97,975             2,060
Albany International Corp.                        51,300             1,965
Alexander & Baldwin, Inc.                         39,000             2,085
Anixter International, Inc. *                     32,525             2,329
Ashford Hospitalilty Trust                       215,975             2,591
Axcelis Technologies, Inc. *                     172,849             1,322
Biomed Realty Trust, Inc.                         33,700               968
Bluegreen Corp. *                                 92,550             1,023
Bob Evans Farms, Inc.                             43,125             1,583
Cabot Microelectronics Corp. *                    65,800             2,115
Casey's General Stores, Inc.                      89,200             2,243
Coca-Cola Femsa, SA de CV ADR (g)                 51,625             2,008
Community Bank System, Inc.                       83,550             1,713
CTS Corp.                                        120,500             1,576
EDO Corp. (g)                                     67,325             1,851
Endurance Specialty Holdings, Ltd.                53,575             2,005
EnerSys *                                        153,325             2,498
EnPro Industries, Inc. *                          61,525             2,317
Extreme Networks, Inc. *                         381,450             1,560
Ferro Corp.                                      112,000             2,331
Griffon Corp. *                                   68,175             1,636
Headwaters, Inc. *                                74,800             1,621
Hooper Holmes, Inc. *                            322,050             1,417
ICT Group, Inc. *                                 64,125             1,205
Inter-Tel, Inc.                                   61,725             1,557
Iowa Telecommunications Services,                136,575             2,773
Inc.
Irwin Financial Corp.                            111,275             1,784
Jo-Ann Stores, Inc. *                             83,350             2,496
Journal Communications, Inc.                     132,625             1,789
Kellwood Co.                                      36,125             1,018
Kindred Healthcare, Inc. *                        71,750             2,506
Kronos, Inc. *                                    57,000             3,111
La-Z-Boy, Inc. (g)                               134,275             1,570
Lithia Motors, Inc., Class A                      52,825             1,424
MainSource Financial Group, Inc.                  82,612             1,334
MarineMax, Inc. * (g)                             62,775             1,245
MasTec, Inc. *                                    55,875               641
Molina Healthcare, Inc. *                         73,175             2,211
Newalliance Bancshares, Inc.                     133,200             2,079
Oil States International, Inc. *                  55,575             1,886
Orthofix International N.V. *                     52,100             2,746
Overseas Shipholding Group, Inc.                  35,650             2,524
PepsiAmericas, Inc.                               46,575             1,124
Performance Food Group Co. *                      53,450             1,670
Pioneer Drilling Co. *                            69,600               954
Platinum Underwriters Holdings, Ltd.              74,475             2,548
Polyone Corp. *                                  222,175             1,457

Quebecor World, Inc.                             154,800             2,125
Sanderson Farms, Inc.                             30,175             1,193
Schawk, Inc.                                      97,800             1,763
Schnitzer Steel Industries, Inc., Class A         39,600             2,056
Schweitzer-Mauduit International, Inc.            99,750             2,738
Semitool, Inc. *                                 108,300             1,124
South Financial Group, Inc.                       66,800             1,512
South Jersey Industries, Inc.                     62,950             2,472
Tennant Co.                                       57,125             1,829
The Steak n Shake Co. *                          106,150             1,716
Tronox, Inc., Class A                            117,225             1,656
Tsakos Energy Navigation, Ltd.                    45,925             2,625
U-Store-It Trust                                 110,150             2,028
UCBH Holdings, Inc.                              121,250             2,178
UMB Financial Corp.                               81,050             3,170
United Online, Inc.                               73,675             1,063
United Rentals, Inc. *                            80,775             2,706
Vectren Corp.                                     93,450             2,717
Wausau Paper Corp.                                97,275             1,309
Westar Energy, Inc.                               72,150             1,964
                                                                     -----
TOTAL COMMON STOCKS                                                128,452
                                                                   -------

INVESTMENTS IN AFFILIATES (H)  (1.8%)
Fifth Third Institutional Money Market         2,403,051             2,403
Fund                                                                 -----

TOTAL INVESTMENTS IN AFFILIATES                                      2,403
                                                                   -------


SHORT-TERM SECURITIES HELD AS
  COLLATERAL FOR SECURITIES
  LENDING (2.6%)
Pool of various securities for Fifth
  Third Funds                                $     3,464       $     3,464
                                                                     -----



 TOTAL (COST $116,621) (+) - 102.4%                            $    134,319
                                                                    =======
------------

Percentages indicated are based on net assets of $131,058.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MULTI CAP VALUE FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT                   VALUE
                                           ---------                  -----
COMMON STOCKS  (98.6%)
3M Co.                                        57,297            $      4,742
Abbott Laboratories                           95,479                   5,406
Alcoa, Inc.                                  114,595                   4,067
Allstate Corp.                                38,182                   2,380
Alltel Corp.                                  38,182                   2,394
American Electric Power Co.                   76,363                   3,835
American International Group, Inc.           133,661                   9,343
Anadarko Petroleum Corp.                     108,757                   5,075
Andrew Corp. *                               190,958                   2,085
Applied Materials, Inc.                      229,140                   4,404
AT&T, Inc.                                   114,595                   4,437
Autoliv, Inc.                                 22,919                   1,333
Avnet, Inc. *                                 18,182                     744
Bank of America Corp.                        152,776                   7,776
Bank of New York Co., Inc.                   210,024                   8,501
Bob Evans Farms, Inc.                         95,479                   3,504
Borg Warner, Inc.                             41,985                   3,271
Brunswick Corp.                               37,000                   1,212
Cabot Microelectronics Corp. * (g)            36,014                   1,157
Caterpillar, Inc.                             53,838                   3,910
Charles Schwab Corp.                         171,842                   3,286
Chevron Corp.                                 76,363                   5,940
CIGNA Corp.                                   45,838                   7,132
Citigroup, Inc.                               74,000                   3,968
Coca-Cola Enterprises, Inc.                  100,000                   2,194
Coherent, Inc. *                              57,297                   1,799
Comerica, Inc.                                61,101                   3,783
Computer Sciences Corp. *                     37,014                   2,056
ConAgra, Inc.                                141,317                   3,474
ConocoPhillips                               103,135                   7,152
CSX Corp.                                     30,575                   1,320
Deere & Co.                                   15,263                   1,670
Dover Corp.                                   30,575                   1,471
Dow Chemical Co.                              91,676                   4,090
Duke Energy Corp.                             84,020                   1,724
E. I. du Pont de Nemours & Co.                91,676                   4,508
Edison International                          57,297                   2,999
Exxon Mobil Corp.                            118,398                   9,399
FPL Group, Inc.                               38,182                   2,458
Gannett Co., Inc.                             53,444                   3,050
General Dynamics Corp.                        45,838                   3,598
General Electric Corp.                        76,363                   2,815
Global Industries, Ltd. *                     50,000                   1,038
Goldman Sachs Group, Inc.                     22,919                   5,010
H.J. Heinz Co.                                41,985                   1,978
Harris Corp.                                  34,378                   1,765
Hartford Financial Services Group, Inc.       49,641                   5,024
Headwaters, Inc. *                            25,000                     542

Health Management Associates, Inc.,          152,776                   1,633
Class A
Hewlett-Packard Co.                           45,838                   1,932
Home Depot, Inc.                              95,479                   3,616
Honda Motor Co., Ltd.                         57,297                   1,973
Honeywell International, Inc.                 91,676                   4,967
Horace Mann Educators Corp.                   72,560                   1,527
IBM Corp.                                     48,130                   4,919
ICT Group, Inc. *                             40,000                     752
Intel Corp.                                  248,256                   5,338
International Rectifier Corp. *               32,000                   1,129
J.P. Morgan Chase & Co.                      190,958                   9,949
JAKKS Pacific, Inc. *                         76,363                   1,835
Johnson & Johnson                             57,297                   3,680
Jones Apparel Group, Inc.                     95,479                   3,188
KeyCorp                                       76,363                   2,725
Kraft Foods, Inc.                             95,479                   3,196
Laboratory Corp. of America Holdings *        34,378                   2,714
Lincare Holdings, Inc. *                      22,919                     904
Lubrizol Corp.                                76,363                   4,577
Manpower, Inc.                                30,575                   2,453
Marathon Oil Corp.                            84,020                   8,533
McDonalds Corp.                               91,676                   4,426
Methode Electronics, Inc.                     54,595                     823
MetLife, Inc.                                 68,757                   4,517
Molson Coors Brewing Co., Class B             41,985                   3,958
Motorola, Inc.                                35,890                     622
Nabors Industries Ltd. *                      67,000                   2,152
National City Corp.                          152,776                   5,584
Natuzzi S.p.A. ADR *                          57,297                     438
New York Community Bancorp, Inc.             152,776                   2,667
New York Times Co., Class A (g)              151,595                   3,547
NiSource, Inc.                                68,757                   1,691
Pall Corp.                                    84,939                   3,563
Pepco Holdings, Inc.                         106,939                   3,157
Pfizer, Inc.                                 267,321                   7,073
Piper Jaffray Cos., Inc. *                    15,263                     974
Pitney Bowes, Inc.                            19,116                     918
Radian Group, Inc.                            15,263                     887
Safeway, Inc.                                133,661                   4,852
SanDisk Corp. *                               27,000                   1,173
Schering-Plough Corp.                        141,317                   4,484
Snap-On, Inc.                                 22,919                   1,249
Spectra Energy Corp.                          41,985                   1,096
Sprint Nextel Corp.                          114,595                   2,295
Standard Register Co.                        152,776                   1,904
Stanley Works                                 57,297                   3,339
SunTrust Banks, Inc.                          45,838                   3,870
SUPERVALU, Inc.                              114,595                   5,259
Symmetricom, Inc. *                          226,614                   1,851
TD Ameritrade Holding Corp. *                 76,363                   1,302
The Walt Disney Co.                           64,904                   2,270
Tidewater, Inc.                               53,444                   3,378
Triad Hospitals, Inc. *                       68,757                   3,654
Tupperware Corp.                              74,500                   2,095
Tyson Foods, Inc., Class A                   229,140                   4,803
U.S. Bancorp                                 114,595                   3,936
UCBH Holdings, Inc.                           57,297                   1,029

Union Pacific Corp.                           22,919                   2,618
United Technologies Corp.                     38,182                   2,563
UST, Inc.                                     19,116                   1,083
Verizon Communications, Inc.                 229,140                   8,749
Vishay Intertechnology, Inc. *                76,363                   1,271
Windstream Corp.                             100,605                   1,471
Wyeth                                         30,575                   1,697
YRC Worldwide, Inc. *                         57,297                   2,280
                                                                       -----
TOTAL COMMON STOCKS                                                  368,927
                                                                     -------

INVESTMENTS IN AFFILIATES (H) (1.6%)
Fifth Third Institutional Money Market     5,926,268                   5,926
Fund                                                                   -----

TOTAL INVESTMENTS IN AFFILIATES                                        5,926
                                                                       -----


SHORT-TERM SECURITIES HELD AS
  COLLATERAL FOR SECURITIES
  LENDING (0.3%)
Pool of various securities for Fifth
  Third Funds                            $     1,173            $      1,173
                                                                       -----


TOTAL (COST $270,011) (+) - 100.5%                              $    376,026
                                                                     =======
------------

Percentages indicated are based on net assets of $374,081.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT                   VALUE
                                               ---------                 -----
COMMON STOCKS  (99.2%)
3M Co.                                           104,680            $      8,664
Abbott Laboratories                              124,665                   7,059
Alcoa, Inc.                                      248,777                   8,829
Allstate Corp.                                   196,948                  12,274
Altria Group, Inc.                               169,052                  11,651
American International Group, Inc.               228,045                  15,943
Anheuser-Busch Co., Inc.                         165,852                   8,158
Applied Materials, Inc.                          456,090                   8,766
AT&T, Inc.                                       676,752                  26,204
Bank of America Corp.                            487,188                  24,798
Bank of New York Co., Inc.                       414,628                  16,784
Carnival Corp.                                   124,389                   6,081
Caterpillar, Inc.                                 82,926                   6,022
Chevron Corp.                                    331,703                  25,804
Citigroup, Inc.                                  297,564                  15,955
Computer Sciences Corp. *                         82,926                   4,606
ConAgra, Inc.                                    184,569                   4,537
ConocoPhillips                                   269,449                  18,686
Dow Chemical Co.                                 321,099                  14,325
E. I. du Pont de Nemours & Co.                    82,925                   4,077
Edison International                             167,643                   8,776
Eli Lilly & Co.                                  164,802                   9,745
Exxon Mobil Corp.                                246,261                  19,548
Fiserv, Inc. *                                   165,852                   8,818
Fortune Brands, Inc.                              75,878                   6,078
FPL Group, Inc.                                  165,852                  10,676
Gannett Co., Inc.                                142,140                   8,111
General Electric Corp.                           497,554                  18,341
Halliburton Co.                                   86,126                   2,736
Hartford Financial Services Group, Inc.          145,012                  14,675
Honeywell International, Inc.                    124,388                   6,739
IBM Corp.                                         62,194                   6,357
Intel Corp.                                      621,481                  13,362
J.P. Morgan Chase & Co.                          529,479                  27,586
Johnson & Johnson                                290,240                  18,639
KBR, Inc. *                                       93,830                   1,939
Kraft Foods, Inc.                                448,690                  15,017
Marathon Oil Corp.                               125,616                  12,756
Medco Health Solutions, Inc. *                    61,800                   4,822
MetLife, Inc.                                    359,130                  23,594
Morgan Stanley                                   169,052                  14,202
National City Corp.                              249,328                   9,113
Northrop Grumman Corp.                            41,462                   3,052
Parker Hannifin Corp.                             62,807                   5,787
Pfizer, Inc.                                     559,748                  14,810
Pitney Bowes, Inc.                               207,314                   9,951
R.R. Donnelley & Sons Co.                        248,777                  10,001
Sprint Nextel Corp.                              213,271                   4,272

Sunoco, Inc.                                     144,200                  10,891
SunTrust Banks, Inc.                             228,046                  19,252
The Black & Decker Corp.                          62,195                   5,642
Time Warner, Inc.                                494,404                  10,199
TJX Companies, Inc.                              331,702                   9,251
United Technologies Corp.                        145,120                   9,742
UnitedHealth Group, Inc.                         184,696                   9,800
UST, Inc. (g)                                    200,750                  11,379
Verizon Communications, Inc.                     340,000                  12,981
Wal-Mart Stores, Inc.                            124,388                   5,961
Windstream Corp.                                 215,000                   3,143
                                                                           -----
TOTAL COMMON STOCKS                                                      666,967
                                                                         -------

INVESTMENTS IN AFFILIATES (H)  (0.8%)
Fifth Third Institutional Money Market         5,639,527                   5,640
Fund                                                                       -----

TOTAL INVESTMENTS IN AFFILIATES                                            5,640
                                                                           -----

SHORT-TERM SECURITIES HELD AS
  COLLATERAL FOR SECURITIES
  LENDING  (1.7%)
Pool of various securities for Fifth
  Third Funds                                $    11,287            $     11,287
                                                                          ------



TOTAL (COST $536,202) (+) - 101.7%                                  $    683,894
                                                                         =======
------------

Percentages indicated are based on net assets of $672,776.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL AGGRESSIVE FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                                   SHARES               VALUE
                                                   ------               -----
INVESTMENTS IN AFFILIATES (H)  (100.1%)
Fifth Third Bond Fund                               145,886        $      1,436
Fifth Third Disciplined Large Cap Value Fund      2,306,743              33,863
Fifth Third High Yield Bond Fund                     17,114                 174
Fifth Third Institutional Money Market Fund       1,149,420               1,149
Fifth Third Intermediate Bond Fund                  279,205               2,692
Fifth Third International Equity Fund             2,206,808              33,389
Fifth Third Large Cap Core Fund                   1,927,057              34,186
Fifth Third Mid Cap Growth Fund *                 1,245,870              19,697
Fifth Third Multi Cap Value Fund                    601,302              15,718
Fifth Third Quality Growth Fund                   2,422,692              44,189
Fifth Third Short Term Bond Fund                    179,695               1,677
Fifth Third Small Cap Growth Fund *                 755,247              10,083
Fifth Third Small Cap Value Fund                    363,829               7,764
                                                                          -----
TOTAL INVESTMENTS IN AFFILIATES                                         206,017
                                                                        -------



TOTAL (COST $165,938) (+) - 100.1%                                 $    206,017
                                                                        =======
------------

Percentages indicated are based on net assets of $205,808.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                                    SHARES              VALUE
                                                    ------              -----
INVESTMENTS IN AFFILIATES (H) (100.2%)
Fifth Third Bond Fund                             1,964,825       $     19,334
Fifth Third Disciplined Large Cap Value Fund      3,196,308             46,922
Fifth Third High Yield Bond Fund                  1,040,398             10,581
Fifth Third Institutional Money Market Fund       1,875,907              1,876
Fifth Third Intermediate Bond Fund                2,921,135             28,160
Fifth Third International Equity Fund             3,049,332             46,136
Fifth Third Large Cap Core Fund                   2,772,885             49,191
Fifth Third Mid Cap Growth Fund *                 1,732,962             27,398
Fifth Third Multi Cap Value Fund                    835,288             21,834
Fifth Third Quality Growth Fund                   3,246,076             59,209
Fifth Third Short Term Bond Fund                  2,420,101             22,580
Fifth Third Small Cap Growth Fund *               1,035,224             13,820
Fifth Third Small Cap Value Fund                    505,689             10,791
                                                                        ------
TOTAL INVESTMENTS IN AFFILIATES                                        357,832
                                                                       -------



TOTAL (COST $294,167) (+) - 100.2%                                $    357,832
                                                                       =======
------------

Percentages indicated are based on net assets of $357,204.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL MODERATE FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                                   SHARES               VALUE
                                                   ------               -----
INVESTMENTS IN AFFILIATES (H)  (100.3%)
Fifth Third Bond Fund                             5,525,101       $     54,367
Fifth Third Disciplined Large Cap Value Fund      3,516,950             51,629
Fifth Third High Yield Bond Fund                  2,086,423             21,219
Fifth Third Institutional Money Market Fund       4,026,957              4,027
Fifth Third Intermediate Bond Fund                9,247,291             89,144
Fifth Third International Equity Fund             3,388,918             51,274
Fifth Third Large Cap Core Fund                   2,978,945             52,846
Fifth Third Mid Cap Growth Fund *                 1,920,388             30,361
Fifth Third Multi Cap Value Fund                    925,919             24,204
Fifth Third Quality Growth Fund                   3,721,760             67,885
Fifth Third Short Term Bond Fund                  6,913,260             64,501
Fifth Third Small Cap Growth Fund *               1,163,679             15,535
Fifth Third Small Cap Value Fund                    562,288             11,999
                                                                        ------
TOTAL INVESTMENTS IN AFFILIATES                                        538,991
                                                                       -------



TOTAL (COST $480,032) (+) - 100.3%                                $    538,991
                                                                       =======
------------

Percentages indicated are based on net assets of $537,147.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

                                                SHARES           VALUE
                                                ------           -----
INVESTMENTS IN AFFILIATES (H)  (100.4%)
Fifth Third Bond Fund                           1,367,624      $     13,457
Fifth Third Disciplined Large Cap Value Fund      595,370             8,740
Fifth Third High Yield Bond Fund                  416,863             4,239
Fifth Third Institutional Money Market Fund       722,646               723
Fifth Third Intermediate Bond Fund              2,350,609            22,661
Fifth Third International Equity Fund             549,196             8,309
Fifth Third Large Cap Core Fund                   500,454             8,878
Fifth Third Mid Cap Growth Fund *                 308,093             4,871
Fifth Third Multi Cap Value Fund                  149,391             3,905
Fifth Third Quality Growth Fund                   565,758            10,319
Fifth Third Short Term Bond Fund                1,681,065            15,684
Fifth Third Small Cap Growth Fund *               188,747             2,520
Fifth Third Small Cap Value Fund                   91,189             1,946
                                                                      -----
TOTAL INVESTMENTS IN AFFILIATES                                     106,252
                                                                    -------



TOTAL (COST $94,119) (+) - 100.4%                              $    106,252
                                                                    =======
------------

Percentages indicated are based on net assets of $105,809.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD LIFEMODEL CONSERVATIVE FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

                                                   SHARES             VALUE
                                                   ------             -----
INVESTMENTS IN AFFILIATES (H) (100.0%)
Fifth Third Bond Fund                              970,312     $      9,547
Fifth Third Disciplined Large Cap Value Fund       149,149            2,190
Fifth Third High Yield Bond Fund                   269,800            2,744
Fifth Third Institutional Money Market Fund        635,538              636
Fifth Third Intermediate Bond Fund               1,698,187           16,370
Fifth Third International Equity Fund              166,461            2,519
Fifth Third Large Cap Core Fund                    130,083            2,308
Fifth Third Mid Cap Growth Fund *                   88,597            1,401
Fifth Third Multi Cap Value Fund                    42,071            1,100
Fifth Third Quality Growth Fund                    180,280            3,288
Fifth Third Short Term Bond Fund                 1,195,148           11,150
Fifth Third Small Cap Growth Fund *                 53,202              710
Fifth Third Small Cap Value Fund                    25,356              541
                                                                        ---
TOTAL INVESTMENTS IN AFFILIATES                                      54,504
                                                                     ------


TOTAL (COST $51,973) (+) - 100.0%                              $     54,504
                                                                     ======
------------

Percentages indicated are based on net assets of $54,483.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD STRATEGIC INCOME FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                                    SHARES
                                                      OR
                                                   PRINCIPAL
                                                    AMOUNT              VALUE
                                                   ---------            -----
COMMON STOCKS  (7.5%)
Altria Group, Inc.                                     22,650     $     1,561
American Capital Strategies, Ltd.                       7,875             383
Bank of America Corp.                                  19,900           1,013
BB&T Corp.                                              4,800             200
Chevron Corp.                                           8,430             656
Citigroup, Inc.                                        16,925             908
Duke Energy Corp.                                      25,800             529
FPL Group, Inc.                                        13,650             879
General Electric Corp.                                 10,735             396
Kraft Foods, Inc.                                      15,674             524
Marshall & Ilsley Corp.                                 4,400             211
PepsiCo, Inc.                                           1,800             119
Procter & Gamble Co.                                   11,030             709
Southern Co.                                           14,900             563
Spectra Energy Corp.                                   12,900             337
Sysco Corp.                                             9,525             312
U.S. Bancorp                                           20,000             687
Verizon Communications, Inc.                            6,950             265
Wachovia Corp.                                         11,475             637
Wells Fargo & Co.                                      31,890           1,145
                                                                        -----
TOTAL COMMON STOCKS                                                    12,034
                                                                       ------

CORPORATE BONDS  (32.7%)
Aerco, Ltd., Series 2A, Class A3,                       1,049             934
5.78%, 7/15/25 (d) (e)
American General Finance, 5.75%,                        1,000           1,017
9/15/16
AMVESCAP PLC, 5.38%, 2/27/13                              500             494
Aol Time Warner, Inc., 6.15%, 5/1/07                       36              36
Axa SA, 6.46%, 12/14/18 (e)                             1,000             988
Bankers Trust New York, 7.25%,                          1,000           1,078
10/15/11
Bear Stearns Co., Inc., Series                            656             647
2003-AC7, Class A2, 5.25%, 1/25/34
Bear Stearns Cos., Inc., 4.65%, 7/2/18                  1,000             912
Capital One Financial Co., 6.15%,                       1,500           1,524
9/1/16
Cit Group, Inc., 4.00%, 5/8/08                          1,000             986
Citibank Credit Card Issuance Trust,                      500             491
3.10%, 3/10/10
Comcast Cable, 7.13%, 6/15/13                             500             544
Core Invest Grade Trust, 4.64%,                           442             440
11/30/07
Countrywide Home Loans, 4.59%,                          1,328           1,288
10/25/33
Countrywide Home Loans, 5.02%,                            425             427
4/20/35 (d)

Cox Communications, Inc., 7.75%,                        1,000           1,083
11/1/10
Cullen/Frost Cap Trust I, 6.92%, 3/1/34  (d)            1,000           1,030
CVS Corp., 7.77%, 1/10/12 (e)                             786             851
Developers Diversified Realty, 3.88%,                   1,000             975
1/30/09
Emigrant Cap Trust I, 7.15%, 12/10/33 (d) (e)           1,000             994
First Tennessee Cap II, 6.30%,                          1,500           1,443
4/15/34
Goldman Sachs Group, Inc., 5.25%,                       1,000             994
10/15/13
GS Mortgage Securities Corp. II, Series                 1,000             987
 2004-GG2, Class A3, 4.60%, 8/10/38
HBOS PLC, 5.38%, 11/1/13 (d) (e)                        2,000           1,985
Hutchison Whampoa International,                        1,000           1,057
Ltd., 6.50%, 2/13/13 (e)
HVB Funding Trust I, 8.74%, 6/30/31 (e)                 1,000           1,277
IBM Corp., 4.95%, 3/22/11                               1,000             998
International Lease Finance Corp.,                      1,000             983
4.38%, 11/1/09
JP Morgan Mortgage Trust, Series                        1,000           1,002
2007-A2, Class 4A1M, 5.81%, 4/25/37
Kraft Foods, Inc., 6.25%, 6/1/12                        1,500           1,560
Lehman Brothers Holdings, 5.45%,                        1,000           1,001
10/22/08 (d)
Marsh & McLennan Cos., Inc., 5.88%,                       500             448
8/1/33
Merrill Lynch Mortgage Investors,                         120             120
Inc., Series 2003-A1, Class 2A, 4.53%,
12/25/32
Motorola, Inc., 6.50%, 11/15/28 (g)                       500             493
Pacific Gas & Electric, 4.20%, 3/1/11                   1,000             970
Pemex Project Funding Master Trust,                     1,000           1,043
7.88%, 2/1/09
Public Service Oklahoma, 4.85%,                           500             494
9/15/10
Radian Group, Inc., 5.63%, 2/15/13                        500             504
RBS Capital Trust, Class B, 6.80%,                        500             505
3/31/08
Residential Asset Securities Corp.,                     1,000           1,000
Series 2006-KS3, Class AI3, 5.49%,
4/25/36 (d)
SLM Corp., 3.10%, 4/1/09 (d)                            1,000             942
SLM Corp., 3.82%, 2/1/10 (d)                            1,000             916
SLM Corp., 4.20%, 11/21/13 (d)                          1,000             857
Sprint Capital Corp, 8.38%, 3/15/12                     1,500           1,671
Susquehanna Auto Lease Trust, Series                    1,000           1,004
 2007-1, Class B, 5.31%, 7/14/10 (d) (e)
TCI Communications, Inc., 7.88%,                        1,100           1,234
8/1/13
Telus Corp., 7.50%, 6/1/07                                 24              24
Time Warner Cable, Inc., 5.40%,                         1,000           1,003
7/2/12 (e)
Time Warner Entertainment, 8.88%,                       1,500           1,730
10/1/12
Union Pacific Corp., 3.63%, 6/1/10                        500             476
Union Planters Corp., 4.38%, 12/1/10                      500             490
United Mexican States, 6.75%, 9/27/34 (g)               1,000           1,115
Washington Mutual, Inc., 4.82%, 10/25/32                   65              65

Washington Mutual, Inc., Series                           758             752
2003-AR10, Class A4, 4.08%, 10/25/33
Wells Fargo Bank NA, 5.95%, 8/26/36                     1,000           1,017
Wells Fargo Mortgage Backed                             1,000             990
Securities Trust, 4.98%, 11/25/34
Wells Fargo Mortgage Backed                             1,000             983
Securities, Series 2005-AR10, Class
2A14, 4.11%, 6/25/35 (d)
Weyerhaeuser Co., 7.38%, 3/15/32                        1,500           1,586
                                                                        -----
TOTAL CORPORATE BONDS                                                  52,458
                                                                       ------


FOREIGN BONDS  (1.0%)
Korea Development Bank, 3.88%, .3/2/09                  1,000             978
Russian Federation, 8.25%, 3/31/10 (e)                    667             697
                                                                          ---
TOTAL FOREIGN BONDS                                                     1,675
                                                                       ------


CORPORATE BOND EQUIVALENTS (C) (27.2%)
AAG Holding Co., Inc., $1.17                           20,000             506
Abbey National PLC, Series C $1.84                     60,600           1,537
AMBAC Financial Group, Inc., $1.49                     54,100           1,310
BAC Capital Trust I, $1.75                             64,500           1,633
BAC Capital Trust VI, $1.75                            48,600           1,237
BBC Capital Trust II, $2.13                            31,000             787
Bear Stearns Capital Trust III, $1.95                  58,900           1,520
Citigoup Capital VII, $1.78                           124,925           3,175
Cleveland Electric Financial Trust I, $2.25 (g)        10,000             261
Consolidated Edison, $1.81                             50,700           1,271
Corp-Backed Trust Certs (CBTCS), $1.53                 60,000           1,491
Corp-Backed Trust Certs (CBTCS), $1.56                 33,500             830
Corts-Sherwin Williams, $1.81                          17,600             442
Corts-TR Verizon Global, $3.13                         54,500           1,406
Dominion CNG Capital Trust I, $1.95                    39,800             999
Duke Realty Corp. $1.67                                30,000             763
Entergy Arkansas, Inc., $1.50                          80,600           1,997
Entergy Mississippi, Inc., $1.50 (g)                   29,300             724
Financial Security Assurance                           90,750           2,243
Holdings, $1.56
Ford Motor Co., $8.50, 4.25%, 12/15/36                  1,000           1,125
General Electric Capital Corp., $1.53                  19,000             477
General Electric Capital Corp., $1.66                  59,000           1,487
Harris Preferred Capital, Series A, $1.84              31,800             808
HRPT Properties Trust, Series B, $2.19                 22,900             578
HSBC Finance Corp. $1.72 (g)                           32,800             835
HSBC USA, Inc., $1.04                                  60,000           1,558
Huntington Preferred Cap, Inc., $1.97                  15,507             436
ING Group NV, $1.80                                    41,200           1,048
Kimco Reality Preferred, $1.66                         39,994           1,010
MBNA Corp., $2.03                                      37,800             962
Merrill Lynch Preferred Capital, $0.99                 80,000           2,045
ML Capital Trust III, $1.75                             9,800             249
Morgan Stanley Capital II, $1.81                       61,525           1,544
Public Storage, Inc., Series A, $2.45                  15,000             396
Rouchester Gas & Electric, $1.66                       42,800           1,082
Stilwell Financial, $1.97                              36,800             922
Wachovia Funding, Series A, $1.81                      79,000           2,211
Wells Fargo Capital Trust VII, $1.46                   33,500             810
                                                                          ---
TOTAL CORPORATE BOND EQUIVALENTS                                       43,715
                                                                       ------

PREFERRED STOCKS (C) (9.3%)
Aegon NV, $.77                                         20,000             512
Barclays Bank PLC, $.07                                40,000           1,051
Duke Realty Corp., $.72 (g)                            10,000             256
Equity Residential Properties, $2.15                   24,500             619
First Tennessee Bank, $50.72 (e)                        1,000           1,027
Freddie Mac, $2.50                                     20,000             920
Freddie Mac, $2.55                                     10,000             463
Freddie Mac, $2.85                                     25,500           1,272
Goldman Sachs Group, Inc., $1.16                       40,000           1,031
Lehman Brothers, $1.92                                 50,000           1,287
MetLife, Inc., $1.22 (g)                               40,000           1,072
Public Storage, Inc., $1.66                            40,000             990
Public Storage, Inc., $1.69                            30,000             764
Realty Income Corp., $.56                              40,000           1,025
Source Capital, $2.40                                  35,600           1,166
U.S. Bancorp, $1.73 (g)                                20,000             528
UBS Capital XII, $1.58                                 40,000           1,000
                                                                        -----
TOTAL PREFERRED STOCKS                                                 14,983
                                                                       ------

REAL ESTATE INVESTMENT TRUSTS (I) (4.2%)
AMB Property Corp.                                      4,050             247
Developers Diversified Realty, Corp.                    6,750             439
Duke-Weeks Realty Corp.                                 8,500             366
Equity Residential Properties Trust                     8,750             406
Health Care Property Investors, Inc.                   20,150             713
Kimco Realty Corp.                                     22,250           1,071
ProLogis                                                8,025             520
Simon Property Group, Inc.                              9,204           1,061
Vornado Realty Trust                                    8,500           1,008
Weingarten Realty Investors                            20,625             987
                                                                          ---
TOTAL REAL ESTATE INVESTMENT TRUSTS                                     6,818
                                                                        -----

U.S. GOVERNMENT AGENCIES  (2.5%)
FANNIE MAE  (1.0%)
5.13%, 1/2/14                                           1,000           1,003
4.28%, 7/1/18                                             591             582
                                                                          ---
                                                                        1,585
                                                                       ------

FEDERAL HOME LOAN MORTGAGE CORPORATION  (0.2%)
7.32%, 10/1/32 (d)                                        326             331
                                                                          ---
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (1.3%)
5.47%, 8/16/27                                          1,150           1,163
4.89%, 7/16/34                                          1,000             967
                                                                          ---
                                                                        2,130
                                                                       ------

TOTAL U.S. GOVERNMENT AGENCIES                                          4,046
                                                                        -----

U.S. TREASURY OBLIGATIONS  (0.6%)
U.S. TREASURY NOTES  (0.6%)
4.75%, 12/31/08                                         1,000           1,001
                                                                        -----
TOTAL U.S. TREASURY OBLIGATIONS                                         1,001
                                                                        -----

INVESTMENT COMPANIES  (8.9%)
American Income Fund, Inc.                            135,400           1,131
Blackrock Income Trust (g)                            108,600             674
Blackrock North American Government                   225,000           2,408
 Income
Eaton Vance Tax-Advantaged                             23,600             695
Dividend Income Fund

ING Prime Rate Trust (g)                              160,400           1,216
MFS Government Markets Income Trust                   217,400           1,461
MFS Intermediate Income Trust                          49,000             303
Pioneer Interest Shares (g)                            90,700           1,080
Rivus Bond Fund                                       127,000           2,327
Templeton Global Income Fund, Inc. (g)                 61,374             581
Van Kampen Bond Fund                                   64,800           1,145
Van Kampen Senior Income Trust (g)                    152,000           1,354
                                                                        -----
TOTAL INVESTMENT COMPANIES                                             14,375
                                                                       ------
INVESTMENTS IN AFFILIATES (H)  (6.3%)
Fifth Third Institutional Money Market             10,155,593          10,156
 Fund                                                                  ------

TOTAL INVESTMENTS IN AFFILIATES                                        10,156
                                                                       ------


SHORT-TERM SECURITIES HELD AS
  COLLATERAL FOR SECURITIES
  LENDING (3.0%)
Pool of various securities for Fifth
  Third Funds                                     $     4,807     $     4,807
                                                                        -----

TOTAL (COST $159,165) (+) - 103.2%                                $   166,068
                                                                      =======
------------

Percentages indicated are based on net assets of $160,996.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD DIVIDEND GROWTH FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT                  VALUE
                                                ---------                -----
COMMON STOCKS  (98.5%)
3M Co.                                              2,600           $        215
Abbott Laboratories                                 6,200                    351
Accenture Ltd., Class A                             7,355                    288
Altria Group, Inc.                                  9,610                    662
AMBAC Financial Group, Inc.                         4,000                    367
American International Group, Inc.                  4,350                    304
Anheuser-Busch Co., Inc.                            4,805                    236
Apache Corp.                                        3,052                    221
AT&T, Inc.                                         11,675                    453
Bank of America Corp.                               5,966                    304
Becton, Dickinson & Co.                             6,245                    491
Cardinal Health, Inc.                               4,125                    289
Charles Schwab Corp.                               18,675                    357
Chevron Corp.                                       3,240                    252
Cisco Systems, Inc. *                              12,975                    347
Citigroup, Inc.                                    12,795                    685
Coca-Cola Co.                                       7,125                    372
DENTSPLY International, Inc.                       10,625                    355
Diamond Offshore Drilling, Inc.                     3,495                    299
Emerson Electric Corp.                              9,760                    459
Exxon Mobil Corp.                                  13,867                  1,100
Factset Research Systems, Inc.                      4,000                    246
Franklin Resources, Inc.                            2,350                    309
General Dynamics Corp.                              6,325                    497
General Electric Corp.                             23,978                    884
Genzyme Corp. *                                     4,005                    262
IBM Corp.                                           3,410                    349
Illinois Tool Works, Inc.                           4,605                    236
Johnson & Johnson                                  11,535                    741
Kellogg Co.                                         9,865                    522
Kohl's Corp. *                                      3,025                    224
Kraft Foods, Inc.                                   5,439                    182
Marriott International, Inc., Class A               2,450                    111
McDonalds Corp.                                     6,705                    324
McGraw-Hill Cos., Inc.                              2,500                    164
Merrill Lynch & Co., Inc.                           2,885                    260
Microchip Technology, Inc.                         14,705                    594
Microsoft Corp.                                    18,300                    548
Nike, Inc., Class B                                 6,109                    329
Novartis AG ADR                                     7,590                    440
Nuveen Investments, Inc.                            5,975                    318
PepsiCo, Inc.                                      13,280                    878
Praxair, Inc.                                      10,525                    679
Procter & Gamble Co.                               13,280                    854
Prudential Financial, Inc.                          6,630                    630
QUALCOMM, Inc.                                      9,098                    398
State Street Corp.                                  7,015                    483

Stryker Corp.                                       3,315                    215
Target Corp.                                        8,220                    488
Texas Instruments, Inc.                            10,105                    347
United Technologies Corp.                          13,937                    935
V.F. Corp.                                          2,980                    262
VCA Antech, Inc. *                                  6,635                    262
Wachovia Corp.                                      9,250                    514
Weatherford International, Ltd. *                   6,205                    326
Wells Fargo & Co.                                  16,455                    590
XTO Energy, Inc.                                    5,928                    322
                                                                             ---
TOTAL COMMON STOCKS                                                       24,130
                                                                          ------

INVESTMENTS IN AFFILIATES (H) (1.3%)
Fifth Third Institutional Money Market            315,914                    316
Fund                                                                         ---


TOTAL INVESTMENTS IN AFFILIATES                                              316
                                                                             ---


TOTAL (COST $20,886) (+) - 99.8%                                    $     24,446
                                                                          ======
------------

Percentages indicated are based on net assets of $24,492.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD TECHNOLOGY FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

                                                        SHARES           VALUE
                                                        ------           -----
COMMON STOCKS  (97.4%)
Accenture Ltd., Class A                                 50,000     $     1,955
Actel Corp. *                                           25,000             366
Advanced Energy Industries, Inc. *                      40,000             980
Agilysys, Inc.                                          20,000             421
Amkor Technology, Inc. *                                65,000             909
Apple Computer, Inc. *                                  12,500           1,248
Arris Group, Inc. *                                     60,000             889
ASML Holding NV *                                       60,000           1,635
Atmel Corp. *                                          175,000             931
BMC Software, Inc. *                                    39,000           1,262
Brocade Communications Systems, Inc.  *                112,500           1,099
Business Objects ADR *                                  43,400           1,629
Cadence Design Systems, Inc. *                          50,000           1,110
Cisco Systems, Inc. *                                   50,000           1,337
Commscope, Inc. *                                       30,000           1,399
Compuware Corp. *                                      133,500           1,318
Convergys Corp. *                                       32,500             821
eBay, Inc. *                                            42,000           1,425
Exar Corp. *                                            45,000             607
Expedia, Inc. *                                         39,750             939
Gmarket, Inc., ADR *                                    30,000             525
IAC/InterActiveCorp. *                                  54,350           2,071
IBM Corp.                                               16,125           1,648
Infineon Technologies AG, ADR * (g)                    127,500           1,979
Intersil Corp., Class A                                 30,000             894
KLA-Tencor Corp.                                        35,200           1,955
Kulicke & Soffa Industries, Inc. *                      50,000             499
Logitech International S.A. *                           37,500           1,009
McAfee, Inc. *                                          58,250           1,893
MEMC Electronic Materials, Inc. *                       24,500           1,345
Microstrategy, Inc., Class A *                          11,975           1,362
MKS Instruments, Inc. *                                 17,500             472
ON Semiconductor Corp. *                                85,000             910
Partner Communications Co., Ltd., ADR                   25,000             408
Polycom, Inc. *                                         35,000           1,166
Priceline.com, Inc. *                                   17,100             951
Sybase, Inc. *                                          37,500             907
Sykes Enterprises, Inc. *                               15,000             277
Synopsys, Inc. *                                        22,500             622
Taiwan Semiconductor Manufacturing Co., Ltd. (g)       175,000           1,845
Teradyne, Inc. *                                        60,000           1,047
THQ, Inc. *                                             20,000             667
Valueclick, Inc. *                                      33,000             944
Western Union Corp.                                     40,000             842
Xerox Corp. *                                           65,000           1,203
Xilinx, Inc.                                            38,000           1,120
Zoran Corporation *                                     35,000             695
                                                                           ---

TOTAL COMMON STOCKS                                                     51,536
                                                                        ------

SHORT-TERM SECURITIES HELD AS
  COLLATERAL FOR SECURITIES
  LENDING (3.9%)
Pool of various securities for Fifth
  Third Funds                                       $    2,073     $     2,073
                                                                         -----



TOTAL (COST $50,454) (+) - 101.3%                                  $    53,609
                                                                        ======
------------

Percentages indicated are based on net assets of $52,914.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

                                                      SHARES             VALUE
                                                      ------             -----

FOREIGN STOCKS (J) (96.1%)
AUSTRALIA  (3.9%)
AGL Energy, Ltd. (g)                                    5,010       $         64
Alinta, Ltd.                                            2,893                 36
Alumina, Ltd.                                          56,276                332
Amcor, Ltd.                                            43,697                269
AMP, Ltd.                                              29,822                264
Ansell, Ltd.                                            1,145                 11
Australia & New Zealand Banking                        13,220                335
Group, Ltd.
BHP Billiton, Ltd.                                    173,996              4,247
BlueScope Steel, Ltd. (g)                              37,688                374
Boral, Ltd.                                            28,950                201
Brambles, Ltd. *                                       24,222                264
Caltex Australia, Ltd. (g)                             19,340                387
Coca-Cola Amatil, Ltd.                                 19,435                152
Coles Myer, Ltd. (g)                                   10,427                149
Commonwealth Bank of Australia                         27,683              1,208
CSL, Ltd.                                               3,164                228
CSR, Ltd.                                              49,853                150
Foster's Group, Ltd.                                   43,616                230
Insurance Australia Group                              41,347                205
James Hardie Industries NV                             23,149                169
John Fairfax Holdings, Ltd.                             8,771                 38
Leighton Holdings, Ltd.                                 2,707                 77
Lend Lease Corp., Ltd.                                  4,578                 75
Macquarie Bank, Ltd.                                    5,111                365
Macquarie Infrastructure Group                         78,876                247
Mayne Nickless, Ltd.                                    9,701                 33
National Australia Bank, Ltd.                          37,106              1,319
Newcrest Mining, Ltd.                                  16,118                308
Onesteel, Ltd.                                         29,255                138
Orica, Ltd.                                            13,895                363
Origin Energy, Ltd.                                   138,561              1,041
Paperlinx, Ltd.                                        23,747                 76
QBE Insurance Group, Ltd.                              16,043                407
Rinker Group, Ltd.                                     49,029                758
Rio Tinto, Ltd. (g)                                    15,093              1,028
Santos, Ltd.                                          101,754                946
Sonic Healthcare, Ltd.                                  1,643                 19
Stockland Trust Group                                     469                  3
Suncorp Metway, Ltd.                                    5,353                 95
Sydney Roads Group                                     27,950                 33
TABCORP Holdings, Ltd.                                 10,500                157
Telstra Corp., Ltd. (g)                                51,965                201
Toll Holdings, Ltd.                                     4,869                 89
Transurban Group (g)                                    6,825                 46
Westfarmers, Ltd.                                       8,542                276
Westpac                                                20,245                453

Woodside Petroleum, Ltd.                               56,880              1,850
Woolworths, Ltd.                                       27,057                633
                                                                         -------
                                                                          20,349
                                                                         -------
AUSTRIA  (1.2%)
Andritz AG                                                476                122
Bank Austria Creditanstalt                              2,595                499
Boehler-Uddeholm AG (g)                                 2,583                253
Erste Bank Der Oesterreichischen                       20,007              1,605
Sparkassen AG
Flughafen Wein AG                                         714                 77
Immofinanz Immobilien Anlagen *                        24,044                391
Mayr-Melnhof Karton AG                                    291                 68
Oesterreichische Elektrizitaetswirtschafts AG           5,416                278
OMV AG                                                 11,547                731
Raiffeisen Intl Bank Holding AG (g)                     6,469                890
Telekom Austria AG                                     23,654                667
Voest-Alpine Stahl AG                                   5,236                352
Wiener Staedtische Allgemine                            1,518                114
Versicherung AG
Wienerberger Baust                                      4,140                297
                                                                         -------
                                                                           6,344
                                                                         -------
BELGIUM  (0.9%)
Agfa Gevaert NV (g)                                     1,931                 47
Bekaert NV                                                325                 46
Belgacom SA (g)                                         3,263                144
Delhaize Group                                          1,553                149
Dexia                                                  25,883                842
Fortis                                                 36,918              1,653
Groupe Bruxelles Lambert SA (g)                         1,616                195
InBev NV (g)                                            3,790                295
KBC Bancassurance Holding SA (g)                        3,615                477
Solvay SA                                               2,133                337
UCB SA (g)                                              3,644                217
Umicore (g)                                               908                182
                                                                         -------
                                                                           4,584
                                                                         -------
BERMUDA  (0.1%)
Cheung Kong Infrastructure Holdings,                    4,000                 14
Ltd.
Esprit Holdings, Ltd.                                  11,700                143
Johnson Electric Holdings, Ltd.                        15,520                  9
Kerry Properties, Ltd.                                  4,252                 21
Li & Fung, Ltd.                                        21,228                 65
Shagri-La Asia, Ltd.                                   11,110                 27
Yue Yuen Industrial Holdings, Ltd.                      4,500                 16
                                                                         -------
                                                                             295
                                                                         -------
BRAZIL  (1.0%)
Aracruz Celulose SA, B Shares                          14,867                 82
Arcelor Brasil SA                                       2,690                 65
Banco Itau Holding Financeira SA                       26,234              1,021
Centrais Eletricas Brasileiras SA, B                3,747,000                 88
Shares *
Companhia de Bebidas das Americas                     112,000                 65
Companhia de Concessoes Rodoviarias                    28,300                441
Companhia Siderurgica Nacional SA                       2,200                 95
Companhia Vale do Rio Doce, A                          41,952              1,446
Shares
Empresa Brasileira de Aeronautica SA                   12,200                144

(Embraer)

Gol-Linhas Aereas Intelligentes SA,                    23,500                670
ADR (g)
Souza Cruz SA                                           2,900                 64
Tele Norte Leste Participacoes SA                       9,537                158
Telesp Celular Participacoes SA                        14,249                 65
Unibanco - Uniao de Bancos Brasileiros                  7,100                689
SA GDR
Usinas Siderurgicas de Minas Gerais SA,                 3,373                158
                                                                         -------
A Shares
                                                                           5,251
                                                                         -------
CHINA  (1.6%)
Air China Limited, H Shares                           237,000                160
Aluminum Corp of China, Ltd.                          242,000                281
Anhui Conch Cement Co., Ltd., H                         2,000                  8
Shares
Anhui Expressway Co., Ltd., H Shares                  221,893                175
Bank of China, Ltd., H Shares *                     1,294,000                639
Bank Of Communications, Ltd., H                       851,000                896
Shares
China Construction Bank, H Shares                   2,508,420              1,523
China COSCO Holdings Co., Ltd., H                     212,500                192
Shares
China Life Insurance Co., Ltd., H                     426,000              1,316
Shares
China National Building Material Co.,                   7,800                  8
Ltd., H Shares
China Petroleum & Chemical Corp.                      996,000                870
China Shenhua Energy Co., Ltd., H                     203,000                503
Shares
China Shipping Development Co.,                        95,947                180
Ltd.
China Telecom Corp., Ltd.                             946,000                448
Dongfeng Motor Corp., H Shares *                      143,942                 76
Guangzhou R&F Properties Co., Ltd., H                  59,400                143
Shares
Harbin Power Equipment Co., Ltd.                        6,000                  7
Jiangxi Copper Co., Ltd.                               85,000                119
Ping An Insurance Co., Ltd.                            78,000                414
Shanghai Electric Group Co., Ltd., H                   50,000                 21
Shares
Yanzhou Coal Mining Co., Ltd.                         130,000                134
Zhejiang Expressway Co., Ltd.                          34,000                 28
Zijin Mining Group Co., Ltd., H                       227,500                132
                                                                         -------
Shares
                                                                           8,273
                                                                         -------
COLUMBIA  (0.1%)
Bancolombia S.A., ADR                                  13,500                379
                                                                         -------
CYPRUS  (0.1%)
Bank of Cyprus Public Co., Ltd.                        20,900                329
                                                                         -------
DENMARK  (0.8%)
A P Moller - Maersk AS * (g)                               14                158
Danisco AS (g)                                          1,300                105
Danske Bank                                            32,987              1,538
DSV AS                                                  2,000                411
GN Store Nord AS * (g)                                 18,100                207
Novo Nordisk AS                                        10,730              1,049

Novozymes AS                                            2,400                251
Vestas Wind Systems AS *                                7,950                514
William Demant Holdings AS *                            1,400                135
                                                                         -------
                                                                           4,368
                                                                         -------
EGYPT  (0.1%)
Orascom Telecom Holding SAE                            29,692                409
                                                                         -------
FINLAND  (1.8%)
Amer Sports Oyj, A Shares                               3,050                 67
Cargotec Corp., B Shares                                1,677                104
Elisa Oyj                                               6,350                185
Fortum Oyj (g)                                         18,689                577
KCI Konecranes Oyj                                      2,400                 86
Kesko Oyj, B Shares                                     4,303                297
Kone Oyj, B Shares                                      3,494                210
Metso Oyj, B Shares                                     5,216                284
Neste Oil Oyj                                           5,441                193
Nokia Oyj * (g)                                       174,085              4,401
Nokian Renkaat Oyj                                      4,400                135
OKO Bank PLC                                            4,100                 78
Orion Oyj, Class B *                                    3,600                 86
Outokumpo Oyj                                           9,796                324
Rautaruukki Oyj                                         3,858                208
Sampo Insurance Co.                                    17,456                543
SanomaWSOY Oyj                                          2,750                 81
Stora Enso Oyj                                         25,479                466
TietoEnator Oyj (g)                                     5,785                182
UPM-Kym'mene Oyj                                       22,207                547
Uponor Oyj                                              2,382                 98
Wartsila Corp. Oyj, B Shares                            2,711                181
Yit Oyj                                                 5,350                189
                                                                         -------
                                                                           9,522
                                                                         -------
FRANCE  (7.0%)
Accor SA (g)                                            8,556                804
Alcatel                                                45,797                606
Alstom *                                                7,523              1,116
Arkema *                                                1,311                 78
Atos Origin SA *                                          921                 66
AXA SA                                                 67,485              3,084
BNP Paribas SA                                         31,527              3,647
Bouygues (g)                                            8,130                646
Business Objects SA *                                   2,216                 83
Cap Gemini (g)                                          3,406                257
Carrefour SA                                           19,208              1,472
Casino Guichard-Perrachon (g)                           1,745                187
CNP Assurances (g)                                      2,275                290
Compagnie de Saint-Gobain                               8,455                899
Compagnie Generale des Etablissements                   2,369                301
Michelin (g)
Credit Agricole SA                                     13,240                555
Dassault Systems SA                                     1,734                103
Essilor International SA                                1,726                208
European Aeronautic Defence and Space Co.               6,561                210
France Telecom SA (g)                                  42,463              1,238
Gecina SA (g)                                           1,485                280
Groupe Danone                                           7,833              1,283
Hermes International                                      796                115
Imerys SA                                                 973                 93

Klepierre                                               1,253                240
L'Air Liquide SA (g)                                    3,183                789
L'Oreal SA (g)                                          6,823                818
Lafarge SA (g)                                          5,390                872
Lagardere Group SCA (g)                                 2,903                228
LVMH  Moet-Hennessy Louis Vuitton  (g)                  5,057                589
Neopost SA                                              1,293                187
Peugeot SA (g)                                          2,700                219
PPR SA (g)                                              1,317                228
Publicis Groupe                                         2,127                101
Renault SA (g)                                          2,778                360
Safran SA (g)                                           3,146                 76
Sanofi-Aventis                                         23,419              2,150
Schneider Electric SA (g)                               6,067                855
Societe BIC SA (g)                                      1,106                 81
Societe Generale-A (g)                                 12,400              2,624
Societe Television Francaise I (g)                      2,619                 90
Sodexho SA                                              3,386                268
Suez SA (g)                                            12,971                736
Technip-Coflexip SA (g)                                 1,239                 91
Thales SA (g)                                           2,721                165
Thomson                                                 4,844                 94
Total SA                                               63,304              4,672
Unibail Union Credit (g)                                2,026                559
Veolia Environnement (g)                                2,627                217
Vinci SA (g)                                            3,875                622
Vivendi Universal (g)                                  18,107                746
Zodiac SA (g)                                           1,261                 97
                                                                         -------
                                                                          36,395
                                                                         -------
GERMANY  (9.5%)
Adidas-Salomon AG                                      10,543                629
Allianz AG (g)                                         19,533              4,433
Altana AG (g)                                           3,098                230
BASF AG (g)                                            23,204              2,754
Bayer AG (g)                                           22,169              1,517
Beiersdorf AG                                           2,606                187
Celesio AG                                              3,977                286
Commerzbank AG (g)                                     30,363              1,518
Continental AG (g)                                      6,536                912
DaimlerChrysler AG                                     40,459              3,291
Deutsche Bank AG (g)                                   26,575              4,098
Deutsche Boerse AG                                      5,106              1,200
Deutsche Lufthansa AG                                  11,473                344
Deutsche Post AG                                       36,055              1,243
Deutsche Postbank AG                                    2,660                261
Deutsche Telekom AG (g)                               143,808              2,634
E.ON AG (g)                                            31,046              4,695
Fresenius Medical Care AG                               3,192                481
Heidelberger Druckmaschinen AG                          2,550                120
Henkel KGaA (g)                                         3,070                485
Hochtief AG                                             2,806                295
Hypo Real Estate Holding AG                             6,833                458
Karstadt AG * (g)                                       3,816                148
Linde AG (g)                                            3,377                379
MAN AG                                                  7,985              1,072
Merck KGAA (g)                                          2,109                281
Metro AG                                                7,206                558
Muenchener Rueckver AG (g)                              9,844              1,746

Porsche AG                                                351                590
Puma AG Rudolf Dassler Sport (g)                          604                274
RWE AG                                                  1,822                179
RWE AG                                                 20,783              2,203
SAP AG (g)                                             44,624              2,147
Siemens AG                                             40,403              4,882
Suedzucker AG (g)                                       3,907                 80
Thyssen Krupp AG                                       18,328                987
TUI AG (g)                                              9,960                274
Volkswagen AG (g)                                       7,791              1,182
                                                                         -------
                                                                          49,053
                                                                         -------
GREAT BRITAIN  (17.1%)
3I Group PLC                                            2,192                 50
Aegis Group PLC                                        58,974                163
AMEC PLC                                               11,212                124
Amvescap PLC                                            3,375                 40
Anglo American PLC                                     77,522              4,102
ARM Holdings PLC                                       30,744                 82
Arriva PLC                                              9,525                143
AstraZeneca PLC                                        38,970              2,120
Astro All Asia Networks PLC                            12,700                 19
Aviva PLC                                              94,785              1,487
BAE Systems PLC                                       108,125                981
Balfour Beatty PLC                                     18,646                172
Barclays PLC                                          182,628              2,630
Barratt Developments PLC                                5,762                124
BBA Aviation PLC *                                     21,830                124
Bellway PLC                                             5,953                179
Berkeley Group Holdings PLC *                           3,169                109
BG Group PLC                                          116,233              1,677
BHP Billiton PLC                                      122,946              2,742
Biffa PLC                                              12,728                 83
Boots Group PLC                                        15,483                346
BP PLC                                                560,101              6,293
British Airways PLC *                                  21,123                212
British American Tobacco PLC                           40,895              1,262
British Land Co. PLC                                   12,021                351
British Sky Broadcasting Group PLC                     23,351                267
BT Group PLC                                          252,210              1,592
Bunzl PLC                                              19,809                280
Burberry Group PLC                                      6,691                 92
Cadbury Schweppes PLC                                  69,055                911
Capita Group PLC                                        3,054                 43
Carnival PLC                                            6,663                335
Centrica PLC                                           78,757                607
Close Brothers Group PLC                                  665                 13
Cobham PLC                                             62,095                258
Compass Group PLC                                      80,386                582
Daily Mail & General Trust PLC                          7,326                122
Diageo PLC                                            127,824              2,696
Dixons Group PLC                                       44,929                144
Drax Group PLC                                          5,134                 82
Electrocomponents PLC                                  18,877                116
EMAP PLC                                                5,350                 86
EMI Group PLC                                          20,249                 94
Enterprise Inns PLC                                    26,823                342
Fiberweb PLC                                            6,806                 25
FirstGroup PLC                                         21,050                276

FKI PLC                                                18,059                 43
Friends Provident PLC                                  72,499                273
George Wimpey PLC                                       9,409                109
GKN PLC                                                17,809                137
Glaxosmithkline PLC                                   141,033              4,080
Group 4 Securicor PLC                                   5,825                 27
Hammerson PLC                                           6,595                199
Hanson PLC                                             27,847                474
Hays PLC                                               35,288                119
HBOS PLC                                              106,171              2,279
Home Retail Group PLC                                  18,049                164
HSBC Holdings PLC                                     160,912              2,972
ICAP PLC                                                2,480                 25
IMI PLC                                                17,446                197
Imperial Chemical Industries PLC                       40,715                432
Imperial Tobacco Group PLC                             16,998                736
InterContinental Hotels Group PLC                      15,707                379
International Power PLC                                 8,683                 76
Invensys PLC *                                         21,742                143
ITV PLC                                                84,584                201
J Sainsbury PLC                                        37,065                422
Johnson Matthey PLC                                     5,993                187
Kelda Group PLC                                        11,384                211
Kesa Electricals PLC                                   19,234                129
Kingfisher PLC                                         27,117                147
Ladbrokes PLC                                          31,607                257
Land Securities Group PLC                              10,742                418
Legal & General Group PLC                             240,545                737
Liberty International PLC                               6,072                145
Lloyds TSB Group PLC                                  185,458              2,138
Logica PLC                                             32,072                117
London Stock Exchange Group PLC                         4,397                110
Lonmin PLC                                              1,309                 86
Man Group PLC                                          15,797                177
Marks & Spencer PLC                                    34,868                515
Meggitt PLC                                            18,990                116
Michael Page International PLC                          8,240                 94
Misys PLC                                              21,707                108
National Express Group PLC                              7,717                188
National Grid PLC                                      81,357              1,273
Next PLC                                                5,434                253
Northern Rock PLC                                       3,608                 77
Pearson PLC                                            21,676                371
Persimmon PLC                                           6,505                174
Provident Financial PLC                                 6,644                102
Prudential Corp. PLC                                   68,215              1,012
Punch Taverns PLC                                       9,365                242
Rank Group PLC *                                       12,576                 50
Reckitt Benckiser PLC                                  19,557              1,072
Reed Elsevier PLC                                      26,574                337
Rentokil Initial PLC                                    9,250                 32
Resolution PLC                                          1,014                 13
Reuters Holding PLC                                    31,164                297
Rexam PLC                                              18,570                194
Rio Tinto PLC                                          54,123              3,299
Rolls-Royce Group PLC                                  51,622                493
Royal Bank of Scotland Group PLC                       81,493              3,118
Royal Dutch Shell PLC                                 122,932              4,283

Royal Dutch Shell PLC, B Shares                        85,877              3,043
Sage Group PLC                                         47,130                247
Schroders PLC                                             635                 16
Scottish & Southern Energy PLC                         27,570                824
Serco Group PLC                                         2,367                 23
Severn Trent PLC                                        7,720                228
Signet Group PLC                                      104,117                256
Slough Estates PLC                                      9,908                152
Smith & Nephew PLC                                     14,846                186
Smiths Industries PLC                                  17,878                386
Stagecoach Group PLC                                   40,967                152
Tanjong PLC                                             5,700                 28
Tate & Lyle PLC                                        23,661                293
Taylor Woodrow PLC                                     14,089                136
Tesco PLC                                             213,529              1,962
Tompkins PLC                                           33,747                179
Unilever PLC                                           51,218              1,603
United Business Media PLC *                             6,247                100
United Utilities PLC                                    4,667                 69
Vodafone Group PLC                                  1,616,928              4,602
Whitbread PLC                                           7,348                276
William Hill PLC                                       21,978                261
Wolseley PLC                                           19,286                463
WPP Group PLC                                          20,576                305
Xstrata PLC                                            39,022              2,045
Yell Group PLC                                         14,928                145
                                                                         -------
                                                                          88,617
                                                                         -------
GREECE  (0.4%)
Alpha Bank A.E.                                        14,112                428
EFG Eurobank Ergasias                                   7,234                300
National Bank of Greece SA                             12,654                706
OPAP SA                                                 7,500                283
Titan Cement Co.                                        2,300                131
                                                                         -------
                                                                           1,848
                                                                         -------
HONG KONG  (1.6%)
Angang New Steel Co., Ltd., H Shares                    6,000                 11
ASM Pacific Technology, Ltd.                              500                  3
Bank of East Asia, Ltd.                                16,765                103
Beijing Datang Power Generation                       106,000                121
BOC Hong Kong Holdings, Ltd.                           39,500                 97
Cathay Pacific Airways, Ltd.                           10,000                 26
Cheung Kong Infrastructure Holdings, Ltd.              16,000                207
China Communications Construction                     192,000                248
Co., Ltd. *
China Infrastructure Machinery Holdings, Ltd.         133,000                253
China Mobile, Ltd.                                    108,000                975
China Overseas Land & Investment, Ltd.                350,000                426
China Water Affairs Group, Ltd. *                   1,032,109                549
CLP Holdings, Ltd.                                     19,186                140
Cosco Pacific, Ltd.                                    90,000                217
Guangdong Investment, Ltd.                            882,485                474
Hang Lung Properties, Ltd.                             20,000                 59
Hang Seng Bank, Ltd.                                    8,300                117
Henderson Land Development, Ltd.                        8,000                 48
Hong Kong & China Gas Co., Ltd.                        43,366                103
Hong Kong Electric Holdings, Ltd.                      15,500                 78
Hong Kong Exchanges & Clearing, Ltd.                   11,000                105

Hopewell Highway Infrastructure, Ltd.                 206,000                207
Hopewell Holdings, Ltd.                                 6,000                 26
Huaneng Power International                           238,000                241
Hutchison Telecommunications                           14,000                 29
International, Ltd. *
Hutchison Whampoa, Ltd.                                23,039                222
Hysan Development Co., Ltd.                             6,018                 16
LG. Philips LCD Co., Ltd. *                            25,330              1,030
MTR Corp.                                              14,963                 37
New World Development Co., Ltd.                        25,617                 60
NWS Holdings, Ltd.                                     77,000                196
PCCW, Ltd.                                             36,082                 22
Petrochina                                            942,000              1,057
Sichuan Expressway Co., Ltd.                          432,000                100
Sino Land Company, Ltd.                                 8,919                 19
Sinopec Shanghai Petrochem                             22,000                 13
Sun Hung Kai Properties, Ltd.                          14,136                165
Swire Pacific, Ltd.                                    10,500                120
Techtronic Industries Co., Ltd.                         9,500                 13
Television Broadcasts, Ltd. (g)                         3,000                 20
The Link REIT                                          18,000                 41
Tianjin Capital Environmental                         263,000                110
Protection Co., Ltd.
Wharf Holdings, Ltd.                                   12,629                 47
                                                                         -------
                                                                           8,151
                                                                         -------
INDIA  (0.1%)
ICICI Bank, Ltd. ADR (g)                                7,800                319
                                                                         -------
INDONESIA  (0.9%)
PT Aneka Tambang Tbk                                   29,500                 50
PT Astra International Tbk                             85,000                133
PT Bank Central Asia Tbk                            1,438,500                833
PT Bank Danamon Indonesia Tbk                          73,000                 51
PT Bank Mandiri Tbk                                   987,000                329
PT Bank Rakyat Indonesia Tbk                          682,000                391
PT Bumi Resources Tbk                                 729,500                110
PT Gudang Garam Tbk                                    32,500                 39
PT Indo Food Sukses Makmur Tbk                        222,000                 40
PT Indocement Tunggal Prakarsa Tbk                    371,000                230
PT Indosat Tbk                                        106,500                 79
PT International Nickel Indonesia Tbk                   9,000                 60
PT Kalbe Farma Tbk *                                  211,000                 29
PT Mulia Industrindo Tbk *                             19,000                  1
PT Perusahaan Gas Negra Tbk                            75,000                 86
PT Semen Gresik (Persero) Tbk                           9,000                 38
PT Telekomunikasi Indonesia Tbk                     1,077,000              1,241
PT Unilever Indonesia Tbk                              72,500                 45
PT United Tractors Tbk                                850,500                731
                                                                         -------
                                                                           4,516
                                                                         -------
IRELAND  (0.1%)
Allied Irish Banks PLC                                  6,500                197
Bank of Ireland PLC                                     1,300                 28
Depfa Bank PLC                                         16,076                298
                                                                         -------
                                                                             523
                                                                         -------
ITALY  (1.0%)
Assicurazioni Generali (g)                             31,853              1,465
Banca Intesa SpA *                                    135,197              1,131

Banche Popolari Unite Scrl                              8,539                258
Capitalia SpA (g)                                      14,898                141
Mediobanca SpA                                          3,125                 72
UniCredito Italiano SA                                208,894              2,141
                                                                         -------
                                                                           5,208
                                                                         -------
JAPAN  (23.1%)
Acom Co., Ltd.                                          1,030                 37
Advantest                                               9,800                435
AEON Co., Ltd.                                         25,600                469
AEON Credit Service Co., Ltd.                             900                 15
Aiful Corp.                                               950                 24
Ajinomoto Co., Inc.                                    30,400                374
Alps Electric Co., Ltd.                                 7,300                 75
Amada Co., Ltd.                                        15,000                167
Asahi Breweries, Ltd.                                  19,800                322
Asahi Glass Co., Ltd.                                  58,800                791
Asahi Kasei Corp.                                      58,000                407
Asatsu, Ltd. (g)                                        1,200                 38
Astellas Pharma, Inc.                                  23,100              1,008
Bank of Kyoto, Ltd.                                    14,000                162
Bank of Yokohama, Ltd.                                 72,000                528
Benesse Corp.                                           2,500                 93
Bridgestone Corp.                                      44,600                898
Canon, Inc.                                            44,800              2,505
Casio Computer Co., Ltd.                               16,200                327
Central Japan Railway Co.                                  65                715
Chiba Bank, Ltd.                                       45,000                372
Chiyoda Corp.                                           9,000                207
Chubu Electric Power Co., Inc.                         23,000                738
Chugai Pharmaceutical Co., Ltd.                        12,204                311
Citizen Watch Co., Ltd.                                15,200                136
COMSYS Holdings Corp.                                   8,000                 89
Credit Saison Co., Ltd.                                 2,400                 68
CSK Corp.                                               3,800                147
Dai Nippon Printing Co., Ltd.                          20,600                328
Daicel Chemical Industries, Ltd.                        8,000                 54
Daiichi Sanko Co., Ltd.                                31,600                942
Daikin Kogyo Corp.                                      8,600                291
Dainippon Ink & Chemicals, Inc.                        30,000                113
Daito Trust Construction Co., Ltd.                      7,200                331
Daiwa House Co., Ltd.                                  36,600                574
Daiwa Securities Group, Ltd.                           56,000                623
Denki Kagaku Kogyo Kabushiki Kaisha, Ltd.              18,000                 78
Denso Corp.                                            32,550              1,151
Dentsu, Inc.                                               22                 63
Dowa Mining Co., Ltd.                                  27,000                251
E*TRADE Securities Co., Ltd.                               71                 76
East Japan Railway Co.                                    188              1,524
Ebara Corp.                                            15,800                 81
Eisai Co., Ltd.                                        10,802                513
FamilyMart Co., Ltd.                                    2,700                 68
Fanuc Co., Ltd.                                         9,100                891
Fast Retailing Co., Ltd.                                3,600                248
Fuji Electric Holdings Co., Ltd.                       10,000                 47
Fuji Photo Film Co., Ltd.                              21,500                882
Fuji Soft ABC, Inc.                                     2,000                 57
Fuji Television Network                                    29                 68
Fujikura                                               13,000                 83

Fujitsu, Ltd.                                          81,000                509
Fukuoka Financial Group, Inc. *                        30,000                229
Furukawa Electric Co., Ltd.                            29,800                182
Hankyu Department Stores, Inc.                          4,000                 35
Hirose Electric Co., Ltd. (g)                           1,300                158
Hitachi Chemical Co., Ltd.                              1,000                 22
Hitachi Construction Machinery Co., Ltd.                1,200                 37
Hitachi, Ltd.                                         146,000              1,109
Hokkaido Electric Power Co., Inc.                       6,400                162
Hokuhoku Financial Group, Inc.                         75,000                244
Honda Motor Co., Ltd.                                  91,051              3,134
Hoya Corp.                                             18,000                553
IBIDEN Co., Ltd.                                        5,100                290
Index Corp.                                                53                 18
INPEX Holdings, Inc.                                       19                159
Isetan Co., Ltd.                                        9,700                159
Ishikawajima-Harima Heavy Industries                   52,000                203
Co., Ltd.
Itochu Corp.                                           68,000                669
Itochu Techno-Science Corp.                             1,600                 73
Japan Airlines System Corp. * (g)                      43,000                 84
Japan Real Estate Investment Corp. (g)                     22                293
Japan Retail Fund Investment Corp.                         19                191
Japan Tobacco, Inc.                                       166                810
JFE Holdings, Inc.                                     17,400                945
JGC Corp.                                              13,000                200
Joyo Bank, Ltd. (g)                                    51,000                313
JS Group Corp.                                         12,200                276
JSR Corp.                                               7,800                175
Kajima Corp.                                           62,400                308
Kaneka Corp.                                           11,000                101
Kansai Electric Power Co., Inc.                        32,000                893
Kao Corp.                                              27,000                741
Kawasaki Heavy Industries, Ltd.                        56,000                224
Kawasaki Kisen Kaisha, Ltd.                             4,000                 43
Keihin Electric Express Railway Co.,                   12,000                 92
Ltd. (g)
Keio Electric Railway Co., Ltd.                         8,000                 56
Keyence Corp.                                           1,600                356
Kikkoman Corp.                                          6,000                 88
Kinki Nippon Railway Co., Ltd.                         75,230                224
Kirin Brewery Co., Ltd.                                41,400                623
Kobe Steel, Ltd.                                       85,000                300
Kokuyo Co., Ltd.                                        2,900                 37
Komatsu, Ltd.                                          52,600              1,248
Komori Corp.                                            1,000                 23
Konami Co., Ltd.                                        5,300                140
Konica Corp.                                           20,000                274
Kubota Corp.                                           72,000                679
Kuraray Co., Ltd.                                      18,500                206
Kurita Water Industries, Ltd. (g)                       3,200                 80
Kyocera Corp.                                           7,100                690
Kyowa Hakko Kogyo Co., Ltd.                            14,000                131
Kyushu Electric Power Co., Inc.                        14,400                405
Lawson, Inc.                                            2,400                 88
Leopalace 21 Corp.                                      5,700                187
Mabuchi Motor Co., Ltd. (g)                             1,200                 75
Marubeni Corp.                                         65,800                393
Marui Co., Ltd.                                        25,500                303

Matsui Securities Co., Ltd.                               100                  1
Matsushita Electric Industrial Co., Ltd.               93,000              1,798
Matsushita Electric Works                              15,000                169
Meiji Seika Co., Ltd.                                   6,000                 29
Meitec Corp.                                            1,200                 39
Millea Holdings, Inc.                                  34,600              1,281
Minebea Co., Ltd.                                      18,000                105
Mitsubishi Chemical Holdigs Corp.                      41,500                334
Mitsubishi Corp.                                       59,100              1,261
Mitsubishi Electric Corp.                             101,800                987
Mitsubishi Estate Co., Ltd.                            54,000              1,672
Mitsubishi Heavy Industries, Ltd.                     173,000              1,065
Mitsubishi Logistics Corp.                              3,000                 53
Mitsubishi Materials Corp.                             86,000                417
Mitsubishi Rayon Co., Ltd.                             25,000                174
Mitsubishi Tokyo Financial Group, Inc.                    353              3,691
Mitsubishi UFJ Securities Co., Ltd.                    11,000                116
Mitsui & Co., Ltd.                                     72,800              1,298
Mitsui Chemicals, Inc.                                 22,000                181
Mitsui Fudosan Co., Ltd. (g)                           38,400              1,121
Mitsui Mining & Smelting Co., Ltd.                     52,000                251
Mitsui O.S.K. Lines, Ltd.                               9,000                113
Mitsui Sumitomo Insurance Co.                          57,230                712
Mitsui Trust Holding, Inc.                             34,513                313
Mitsukoshi, Ltd.                                       26,000                125
Mizuho Financial Group, Inc.                              416              2,507
Murata Manufacturing Co., Ltd.                          8,800                649
NEC Corp. (g)                                          87,200                462
NEC Electronics Corp. *                                 2,400                 59
Net One Systems Co., Ltd.                                  30                 31
New Oji Paper Co.                                      49,400                253
NGK Insulators, Ltd.                                   18,600                404
NGK Spark Plug Co., Ltd.                               11,000                194
Nidec Corp.                                             4,700                297
Nikon Corp.                                            14,000                321
Nintendo Co., Ltd.                                      5,900              1,836
Nippon Building Fund, Inc.                                 27                434
Nippon Electric Glass Co., Ltd.                        13,000                223
Nippon Express Co., Ltd.                               38,600                239
Nippon Meat Packers, Inc.                               8,600                105
Nippon Mining Holdings, Inc.                           23,500                189
Nippon Oil Co., Ltd.                                   72,600                558
Nippon Paper Group, Inc.                                   41                139
Nippon Sheet Glass Co., Ltd.                           19,000                100
Nippon Steel Corp.                                    218,800              1,399
Nippon Telegraph and Telephone                            137                682
Corp.
Nippon Yusen Kabushiki Kaisha (g)                      57,000                491
Nishi-Nippon City Bank, Ltd.                           39,000                167
Nissan Chemical Industries, Ltd.                        6,000                 68
Nissan Motors Co., Ltd.                               136,000              1,372
Nisshin Seifun Group, Inc. (g)                          5,500                 59
Nisshin Steel Co., Ltd.                                 8,000                 32
Nisshinbo Industries, Inc.                              3,000                 39
Nissin Food Products Co., Ltd.                          3,800                143
Nitto Denko Corp.                                       9,400                414
Nomura Holdings, Inc.                                  80,900              1,558
Nomura Research Institute, Ltd.                         6,500                173

NSK, Ltd.                                              35,000                339
NTN Corp.                                              25,000                208
NTT Data Corp.                                             75                368
NTT DoCoMo, Inc.                                          180                307
Obayashi Corp.                                         42,000                265
OBIC Co., Inc.                                            370                 69
Oki Electric Industry Co., Ltd. (g)                    23,000                 40
Okumura Corp. (g)                                      11,000                 61
Olympus Optical Co., Ltd.                               7,000                245
Omron Corp.                                             9,700                260
Onward Kashiyama Co., Ltd.                              4,000                 53
Oracle Corp. Japan (g)                                  1,800                 82
Oriental Land Co., Ltd.                                 2,600                147
Osaka Gas Co., Ltd.                                    86,200                323
Pioneer Electronic Corp. (g)                            8,001                102
Promise Co., Ltd.                                       1,350                 41
Resona Holdings, Inc. (g)                                 212                478
Ricoh Co., Ltd.                                        28,000                614
Rohm Co., Ltd.                                          7,100                639
Sampo Japan Insurance, Inc.                            39,000                477
Sanken Electric Co., Ltd. (g)                           6,000                 54
Sanyo Electric Co., Ltd. * (g)                         75,000                119
Secom Co., Ltd.                                         8,600                389
Seiko Epson Corp.                                       5,100                155
Sekisui Chemical Co., Ltd.                             19,000                148
Sekisui House, Ltd.                                    45,600                674
Seven & I Holdings Co., Ltd.                           34,380                991
Sharp Corp. (g)                                        39,200                718
Shimachu Co., Ltd.                                      2,300                 62
Shimamura Co., Ltd.                                     1,200                131
Shimano, Inc.                                           4,300                142
Shimizu Construction Corp.                             45,600                283
Shin-Etsu Chemical Co.                                 17,948              1,162
Shinko Securities Co., Ltd.                            20,000                 91
Shinsei Bank, Ltd.                                     64,000                275
Shionogi & Co., Ltd.                                   13,000                254
Shisiedo Co., Ltd.                                     16,800                361
Shizuoka Bank, Ltd.                                    38,000                401
Showa Denko KK                                         30,000                 98
Showa Shell Sekiyu KK                                   9,300                112
SMC Corp.                                               3,300                421
Softbank Corp. (g)                                     43,800                944
Sony Corp.                                             33,498              1,784
Stanley Electric Co., Ltd.                              5,200                103
Sumitomo Bakelite Co.                                   6,000                 42
Sumitomo Chemical Co., Ltd.                            61,600                407
Sumitomo Corp.                                         43,800                745
Sumitomo Electric Industries (g)                       32,600                462
Sumitomo Heavy Industries, Ltd.                        21,000                217
Sumitomo Metal Industry, Ltd.                         129,000                654
Sumitomo Metal Mining Co., Ltd.                        49,600                915
Sumitomo Mitsui Financial Group, Inc.                     259              2,266
Sumitomo Osaka Cement Co., Ltd.                        12,000                 35
Sumitomo Realty & Development Co., Ltd.                17,000                627
Sumitomo Trust & Banking                               72,000                703
T&D Holdings, Inc.                                     10,850                688
Taiheiyo Cement Corp.                                  27,000                115
Taisei Construction                                    58,000                200

Taisho Pharmaceutical Co.                               6,913                136
Taiyo Yuden Co., Ltd.                                   4,000                 88
Taka Shi Maya Co., Ltd.                                17,000                200
Takara Holdings, Inc. (g)                               6,000                 44
Takeda Pharmaceutical Co., Ltd.                        38,400              2,490
Takefuji Corp.                                          1,640                 55
TDK Corp.                                               5,500                477
Teijin, Ltd.                                           40,400                208
Terumo Corp.                                            9,000                364
The 77 Bank, Ltd.                                      13,000                 85
The Daimaru, Inc.                                      16,000                190
THK Co., Ltd.                                           2,100                 51
TIS, Inc.                                               1,851                 42
Tobu Railway Co., Ltd.                                 30,600                140
Toho Co.                                                2,200                 43
Tohoku Electric Power Co., Ltd.                        17,900                427
Tokyo Broadcasting System, Inc.                         6,100                206
Tokyo Electric Power Co., Inc.                         49,100              1,628
Tokyo Electronics, Ltd.                                10,600                735
Tokyo Gas Co., Ltd.                                   103,600                519
Tokyo Tatemono Co., Ltd.                               13,000                182
Tokyu Corp.                                            45,400                329
Tonengeneral Sekiyu K.K.                               16,000                172
Toppan Printing Co., Ltd.                              21,600                220
Toray Co.                                              58,100                400
Toshiba Corp. (g)                                     125,000                933
Tosoh Corp.                                            25,000                114
Toto, Ltd. (g)                                         23,600                223
Toyo Seikan Kaisha, Ltd.                                8,300                165
Toyota Industries Corp.                                 4,900                231
Toyota Motor Corp.                                    146,800              8,944
Trend Micro, Inc.                                       5,700                177
Uni-Charm Corp.                                         1,900                112
Uniden Corp.                                            4,000                 28
UNY Co., Ltd.                                           6,000                 72
Ushio, Inc.                                             3,000                 59
USS Co., Ltd.                                           2,720                171
Wacoal Corp.                                            3,000                 37
West Japan Railway Co. (g)                                 20                 91
Yahoo Japan Corp. (g)                                     899                312
Yakult Honsha Co., Ltd. (g)                             4,600                123
Yamada Denki Co., Ltd.                                  5,790                534
Yamaha Corp.                                            5,800                134
Yamaha Motor Co., Ltd.                                  1,000                 26
Yamato Transport Co., Ltd.                             16,000                232
Yamazaki Baking Co., Ltd. (g)                           5,000                 46
Yokogawa Electric Corp.                                 9,100                134
                                                                         -------
                                                                         119,333
                                                                         -------
JERSEY  (0.1%)
Experian Group, Ltd.                                   17,183                194
Meinl European Land, Ltd. *                             7,890                229
                                                                         -------
                                                                             423
                                                                         -------
MALAYSIA  (0.5%)
AMMB Holdings Berhad                                   40,300                 47
Berjaya Sports Toto Berhad                             20,800                 27
British American Tobacco Malaysia                       3,300                 44
Berhad

Bursa Malaysia Berhad                                   9,200                 31
Commerce Asset-Holdings Berhad                         55,900                175
Gamuda Berhad                                          18,000                 41
Genting Berhad (g)                                     44,500                110
Golden Hope Plantations Berhad                         11,600                 27
Hong Leong Bank Berhad                                 16,700                 31
IJM Corp. Berhad                                      201,050                509
IOI Corp. Berhad                                       18,100                132
Kuala Lumpur Kepong Berhad                             10,650                 40
Lafarge Malayan Cement Berhad                          38,800                 20
Magnum Corp. Berhad                                    27,300                 28
Mal Perlis Plantations Berhad                          14,300                 31
Malakoff Berhad                                        17,600                 53
Malayan Banking Berhad                                 47,500                165
Malaysian International Shipping Corp.                 25,300                 71
Berhad
Maxis Communications Berhad                            23,800                 90
Media Prima Berhad                                     15,500                 12
Petronas Gas Berhad                                    10,800                 29
PLUS Expressways Berhad                                38,700                 34
Pos Malaysia & Services Holdings                        4,900                  7
Berhad
Proton Holdings Berhad                                  9,200                 17
Public Bank Berhad                                     31,200                 91
Resorts World Berhad                                   68,500                 65
RHB Capital Berhad                                     24,600                 34
Shell Refining Co. (Federation of                       4,100                 13
Malaya) Berhad
Sime Darby Berhad                                      39,300                105
SP Setia Berhad                                        17,100                 41
Star Publications Berhad                                7,300                  8
Telekom Malaysia Berhad                                23,900                 75
Tenaga Nasional Berhad                                 28,600                 95
Transmile Group Berhad                                  2,400                  9
UMW Holdings Berhad                                     3,500                 12
YTL Corporation Berhad                                 17,200                 36
                                                                         -------
                                                                           2,355
                                                                         -------
MEXICO  (1.5%)
Alfa, SA                                               13,000                 97
America Movil SA de CV                              1,098,200              2,880
Cemex SA de CV                                        253,800                824
Coca-Cola Femsa SA de CV                                6,000                 23
Corporacion GEO SA de CV *                             15,000                 82
Fomento Economico Mexicano SA de CV                    27,000                290
Grupo Carso SA de CV (g)                               30,000                119
Grupo Financiero Banorte SA de CV (g)                 243,055              1,058
Grupo Mexico SA de CV                                  46,813                252
Grupo Modelo SA de CV                                  21,000                108
Grupo Televisa SA                                      91,500                513
Kimberly Clark de Mexico SA de CV                      21,000                 94
Telefonos de Mexico SA de CV                          523,300                898
Urbi Desarrollos Urbanos SA de CV *                    12,000                 50
Wal-Mart de Mexico SA de CV (g)                       161,992                636
                                                                         -------
                                                                           7,924
                                                                         -------
NETHERLANDS  (3.2%)
ABN AMRO Holding NV                                    72,573              3,538
Aegon NV                                               73,896              1,518
Akzo NV (g)                                             7,850                627

Corio NV                                                3,024                267
Heineken NV (g)                                         7,900                422
ING Groep NV (g)                                       66,615              3,023
Koninklijke DSM NV                                      4,361                208
Koninklijke KNP NV (g)                                 55,236                935
Mittal Steel Co. NV                                    16,411                876
Oce NV                                                  3,566                 67
Philips Electronics NV                                 31,202              1,276
QIAGEN NV * (g)                                         7,202                128
Reed Elsevier NV (g)                                   14,381                270
Rodamco Cont Eurpope NV                                 2,481                366
TNT Post Groep NV                                      15,209                685
Unilever NV                                            60,332              1,836
Vedior NV (g)                                           4,625                123
Wereldhave NV                                           1,234                178
Wolters Kluwer NV CVA                                   7,793                231
                                                                         -------
                                                                          16,574
                                                                         -------
NEW ZEALAND  (0.0%)
Auckland International Airport, Ltd.                    7,148                 13
Contact Energy, Ltd.                                    2,639                 18
Fisher & Paykel Appliances Holdings, Ltd.               1,810                  5
Fisher & Paykel Industries, Ltd.                        2,095                  6
Fletcher Building, Ltd.                                 2,432                 20
Sky City Entertainment Group, Ltd.                      2,560                  9
Telecom Corp. of New Zealand, Ltd. (g)                 12,701                 45
The Warehouse Group, Ltd.                               1,226                  6
                                                                         -------
                                                                             122
                                                                         -------
NORWAY  (1.1%)
DnB Holding  ASA (g)                                   23,596                336
Norsk Hydro ASA (g)                                    42,710              1,478
Norske Skogindustrier AG (g)                           12,800                195
Orkla ASA (g)                                          70,600              1,126
Schibsted ASA (g)                                       2,200                101
Statoil ASA (g)                                        39,950              1,122
Storebrand ASA (g)                                      2,300                 39
Tandberg ASA (g)                                       10,200                215
Tandberg Television ASA *                               5,300                 94
Telenor ASA (g)                                        40,600                760
Tomra Systems ASA (g)                                   3,735                 30
Yara International ASA (g)                             13,342                389
                                                                         -------
                                                                           5,885
                                                                         -------
POLAND  (0.6%)
Agora SA                                                2,600                 42
Bank Pekao SA                                          10,145                947
Bank Przemyslowo-Handlowy BPH                             500                177
Bank Zachodni WBK SA                                    1,300                141
BRE Bank SA *                                             500                 90
Globe Trade Centre SA *                                 6,500                114
Grupa Kety SA                                             600                 42
KGHM Polska Miedz SA                                    6,200                235
Orbis SA                                                2,200                 66
Polish Oil & Gas                                       78,800                117
Polski Koncern Naftowy Orlen SA *                      18,300                298
Powszechna Kasa Oszczednosci Bank                      23,700                432
Polski SA
Prokom Software SA                                      1,100                 65
Telekomunikacja Polska SA                              40,900                327

TVN SA *                                                8,000                 78
                                                                         -------
                                                                           3,171
                                                                         -------
PORTUGAL  (0.2%)
Banco Commercial                                       88,339                371
BPI-SGPS SA                                             2,389                 20
Brisa Auto-Estradas                                    20,326                268
Energias de Portugal SA                                12,673                 70
Portugal Telecom SA                                    24,085                343
PT Multimedia-Servicos de                               1,374                 23
Telecomunicacoes e Multimedia, SGPS, SA
Sonae, SGPS SA                                         25,407                 69
                                                                         -------
                                                                           1,164
                                                                         -------
RUSSIA  (1.1%)
AO VimpelCom ADR *                                      3,100                300
GMK Norilsk Nickel ADR                                  5,854              1,130
Lukoil ADR                                             10,582                847
Mobile TeleSystems ADR                                  6,000                331
Oao Gazprom ADR                                        35,437              1,392
Polyus Gold ADR *                                       3,400                155
RAO Unified Energy Systems GDR                          2,827                372
Sberbank, GDR *                                           974                487
Surgutneftegaz ADR (g)                                  5,000                329
Tatneft GDR                                             2,200                210
                                                                         -------
                                                                           5,553
                                                                         -------
SINGAPORE  (2.1%)
Ascendas Real Estate Investment Trust                  74,000                126

Capitaland, Ltd.                                       91,000                502
CapitaMall Trust                                       66,300                172
Chartered Semiconductor Manufacturing, Ltd. *         100,000                 94
City Developments, Ltd.                                39,370                412
ComfortDelGro Corp., Ltd.                             141,333                211
Cosco Corp., Ltd.                                      58,000                106
Creative Technology, Ltd.                               8,854                 53
DBS Group Holdings, Ltd.                               79,945              1,108
Fraser and Neave, Ltd.                                148,000                522
Jardine Cycle & Carriage, Ltd.                         19,031                165
K-REIT Asia                                             6,400                 12
Keppel Corp., Ltd. (g)                                 40,000                558
Keppel Land, Ltd.                                      25,000                144
Neptune Orient Lines, Ltd.                             82,000                192
Oversea-Chinese Banking Corp., Ltd.                   180,490              1,059
Parkway Holdings, Ltd.                                 44,000                114
SembCorp Industries, Ltd.                              61,784                197
SembCorp. Marine, Ltd.                                 39,000                 92
Singapore Airlines, Ltd.                               41,000                488
Singapore Exchange, Ltd.                               57,911                277
Singapore Land, Ltd.                                   25,000                171
Singapore Post, Ltd.                                  107,000                 84
Singapore Press Holdings, Ltd.                        114,743                328
Singapore Technology Engineering, Ltd.                100,760                237
Singapore Telecommunications, Ltd.                    859,877              1,862
STATS ChipPAC, Ltd. *                                  95,000                114
United Overseas Bank, Ltd.                             84,720              1,184
United Overseas Land, Ltd.                             47,376                149
Venture Corp., Ltd.                                    19,445                199
                                                                         -------
                                                                          10,932
                                                                         -------

SOUTH AFRICA  (0.2%)
MTN Group, Ltd.                                        75,490              1,103
                                                                         -------
SOUTH KOREA  (0.4%)
Doosan Heavy Industries and                             8,680                679
Construction Co., Ltd.
Samsung Electronics Co.                                 2,404              1,473
                                                                         -------
                                                                           2,152
                                                                         -------
SPAIN  (2.2%)
Abertis Infraestructuras (g)                            7,257                231
Acciona SA                                                735                163
Acerinox SA (g)                                         5,909                139
Actividades de Construccion y Servicios                 5,451                337
SA (g)
Altadis SA                                              9,909                640
Antena 3 Television SA * (g)                            1,157                 25
Banco Bilbao Vizcaya-Argentari (g)                     72,254              1,721
Banco Popular Espanol SA                               20,261                401
Banco Santander Central Hispano SA                    118,360              2,110
Cintra Concesiones de Infraestructuras de               6,723                120
 Transporte SA (g)
Endesa SA (g)                                          11,104                608
Fomento de Construcciones y Contratas SA                  820                 76
Gas Natural SDG SA                                     15,360                772
Grupo Ferrovial SA (g)                                  1,215                132
Iberdrola S.A.                                          6,931                345
Iberdrola SA (g)                                        9,477                468
Indra Sistemas SA (g)                                   1,842                 45
Industria de Diseno Textil SA                           4,280                262
Repsol SA                                              17,250                566
Sociedad General De Aguas De                            1,803                 65
Barcelona SA
Telefonica SA (g)                                      99,115              2,210
Union Electric Penosa SA (g)                            1,918                105
Vallehermoso SA (g)                                     1,913                100
                                                                         -------
                                                                          11,641
                                                                         -------
SWEDEN  (3.3%)
Alfa Laval AB (g)                                         900                 55
Assa Abloy AB, Series B                                14,750                330
Atlas Copco AB, A Shares (g)                           14,692                558
Atlas Copco AB, B Shares (g)                            8,818                316
Billerud                                                4,750                 72
Electrolux AB, Series B * (g)                           9,700                252
Eniro AB                                                5,800                 77
Ericsson LM, Series B                                 729,737              2,782
Getinge AB, B Shares                                    7,600                174
Hennes & Mauritz AB, Series B (g)                      15,350              1,015
Holmen AB                                               2,500                112
Husqvarna AB, B Shares * (g)                            9,300                170
Modern Times Group MTG AB, B                            1,850                108
Shares *
Nordea Bank AB                                        159,422              2,756
Sandvik AB (g)                                         47,240                900
Scania AB, Series B (g)                                 4,900                467
Securitas AB, Series B                                 19,100                291
Securitas Direct AB, B Shares * (g)                    15,700                 49
Securitas Systems AB, B Shares *                       18,700                 69
Shanska AB, Series B                                   16,117                373

Skandiaviska Enskil (g)                                27,520              1,006
SKF AB, Series B (g)                                   14,800                323
SSAB Svenskt Stal AB, Series A                          8,400                296
Svenska Cellulosa AB, Series B                          9,300                479
Svenska Handelsbanken, Series A (g)                    44,802              1,366
Swedish Match AB (g)                                   24,100                445
Tele2 AB (g)                                            6,425                110
Telia (g)                                              65,426                530
Volvo AB, A Shares (g)                                 22,165                439
Volvo AB, B Shares (g)                                 51,550              1,002
                                                                         -------
                                                                          16,922
                                                                         -------
SWITZERLAND  (5.9%)
Abb, Ltd.                                              62,074              1,241
ABB, Ltd., ADR                                         25,000                499
Adecco SA, Registered                                   1,689                116
Ciba Specialty Chemicals AG                             2,131                140
Clariant AG *                                           7,281                120
Compagnie Finaciere Richemont AG                       12,183                735
Credit Suisse Group (g)                                51,700              4,063
Geberit AG                                                152                270
Givaudan                                                  212                198
Holcim, Ltd.                                            7,068                756
Kudelski SA                                             1,850                 71
Logitech International S.A. *                           7,290                197
Lonza Group AG                                          1,230                120
Nestle (g)                                             14,231              5,639
Nobel Biocare Holding AG                                  886                320
Novartis AG, Registered                                61,630              3,589
Roche Holdings AG, Genusscheine                        18,533              3,497
Schindler Holding AG                                    2,360                151
Serono SA *                                               164                150
Societe Generale de Surveillance                          132                168
Holdings SA
Straumann AG *                                            490                143
Swiss Reinsurance (g)                                  16,907              1,594
Swisscom AG                                               611                215
Syngenta                                                3,281                653
Synthes, Inc.                                           1,848                242
The Swatch Group AG, Series B                             926                265
UBS AG *                                               75,944              4,923
Zurich Financial Services                               1,841                533
                                                                         -------
                                                                          30,608
                                                                         -------
TAIWAN  (0.1%)
AU Optronics Corp., ADR (g)                            41,328                658
                                                                         -------
TURKEY  (1.2%)
Akbank TAS                                            148,581              1,079
Anadolu Efes Biracilik ve Malt Sanayii AS               2,297                 78
Arcelik AS                                             19,534                145
Dogan Sirketler Grubu Holding AS                       90,138                170
Dogan Yayin Holding AS *                               26,147                 96
Eregli Demir ve Celik Fabrikalari TAS                  47,809                546
Ford Otomotiv Sanayi AS                                11,885                101
Haci Omer Sabanci Holding AS                           74,681                327
Hurriyet Gazetecilik ve Matbaacilik AS                 14,856                 40
Koc Holding AS *                                       39,178                192
Migros Turk AS *                                       16,482                194
Trakya Cam Sanayii AS                                   6,357                 18

Tupras-Turkiye Petrol Rafinerileri AS                  14,701                298
Turk Hava Yollari Anonim Ortakligi *                    5,160                 31
Turk Sise ve Cam Fabrikalari AS *                      14,713                 56
Turkcell Iletisim Hizmetleri AS                       177,136                983
Turkiye Garanti Bankasi AS                            129,466                625
Turkiye Is Bankasi                                    210,245                995
Yapi ve Kredi Bankasi AS *                            109,444                237
                                                                         -------
                                                                           6,211
                                                                         -------
TOTAL FOREIGN STOCKS                                                     497,446
                                                                         -------

PREFERRED STOCKS (J) (0.8%)
BRAZIL  (0.7%)
Banco Bradesco SA                                      23,404                500
Brasil Telecom Participacoes SA                     7,895,000                 84
Companhia de Bebidas das Americas                     564,824                332
Companhia Energetica de Minas Gerais                5,011,122                175
Gerdau SA                                              10,660                215
Klabin SA                                              20,000                 62
Petroleo Brasileiro SA                                 80,641              1,816
Sadia SA                                               16,000                 69
Votorantim Celulose e Papel SA                          3,000                 60
                                                                         -------
                                                                           3,313
                                                                         -------
GERMANY  (0.1%)
Volkswagen AG (g)                                       4,659                472
                                                                         -------
RUSSIA  (0.0%)
Surgutneftegaz ADR                                      2,300                176
                                                                         -------
TOTAL PREFERRED STOCKS                                                     3,961
                                                                         -------

INVESTMENT COMPANIES  (0.7%)
UNITED STATES  (0.7%)
iShares MSCI Hong Kong Index Fund                       5,000                 81
Matthews China Fund                                    55,918              1,470
Matthews Pacific Tiger Fund                            80,040              2,007
                                                                         -------
TOTAL INVESTMENT COMPANIES                                                 3,558
                                                                         -------

MONEY MARKETS  (1.0%)
UNITED STATES  (1.0%)
JPMorgan Prime Money Market Fund                    5,416,409              5,416
                                                                         -------
TOTAL MONEY MARKETS                                                        5,416
                                                                         -------

SHORT-TERM SECURITIES HELD AS
  COLLATERAL FOR SECURITIES
  LENDING (16.7%)
Pool of various securities for Fifth
  Third Funds                                      $   86,171       $     86,171
                                                                         -------



TOTAL (COST $480,114) (+) - 115.3%                                  $    596,570
                                                                         -------
---------------

Percentages indicated are based on net assets of $517,402.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD HIGH YIELD BOND FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT                VALUE
                                                  ---------              -----
CORPORATE BONDS  (94.8%)
Advanced Medical Optics, 7.50%,                         193        $        199
5/1/17 (e)
Allied Waste North America, 7.25%,                      750                 771
3/15/15
American Axle & Manufacturing, Inc.,                    708                 710
7.88%, 3/1/17
Aramark Corp., 8.50%, 2/1/15 (e)                        357                 374
Asbury Automotive Group, 8.00%,                         750                 765
3/15/14
Asbury Automotive Group, 7.63%,                          18                  18
3/15/17 (e)
Ashtead Capital, Inc., 9.00%, 8/15/16 (e)               480                 516
Atlas Pipeline Partners, 8.13%,                         373                 388
12/15/15
Autonation, Inc., 7.00%, 4/15/14                        112                 113
Aventine Renewable Energy, 10.00%,                      366                 381
4/1/17 (e)
Baldor Electric Co., 8.63%, 2/15/17                     101                 108
Basic Energy Services, 7.13%, 4/15/16                   750                 744
Beazer Homes USA, 6.88%, 7/15/15 (g)                    750                 690
Belden, Inc., 7.00%, 3/15/17 (e)                        183                 187
Berry Petroleum Co., 8.25%, 11/1/16                   1,104               1,107
Bluewater Finance Ltd., 10.25%,                         700                 730
2/15/12
Bristow Group, Inc., 6.13%, 6/15/13                     600                 579
Buckeye Technologies, Inc., 8.50%,                      750                 792
10/1/13
Case Corp., 7.25%, 1/15/16                              365                 384
CDX HY, Series 8-T1, 7.63%,                           1,750               1,742
6/29/12 (e)

Cenveo Corp., 7.88%, 12/1/13                            862                 864
Champion Enterprises, Inc., 7.63%,                      755                 753
5/15/09
Chaparral Steel Co., 10.00%, 7/15/13                    750                 839
CHC Helicopter Corp., 7.38%, 5/1/14                     870                 851
Chesapeake Energy Corp., 6.88%,                         750                 763
1/15/16
Chesapeake Energy Corp., 6.50%,                         149                 148
8/15/17
Citizens Communications, 6.25%,                         564                 564
1/15/13
Communications & Power Industries,                      750                 768
8.00%, 2/1/12
Copano Energy LLC, 8.13%, 3/1/16                        171                 178
CSC Holdings, Inc., 8.13%, 8/15/09                      750                 780
Del Monte Corp., 8.63%, 12/15/12                        550                 578

Del Monte Corp., 6.75%, 2/15/15 (e)                     750                 752
Dex Media, Inc., 0.00%, 11/15/13                        215                 203
Dex Media, Inc., 0.00%, 11/15/13                        645                 608
Dex Media, Inc., 8.00%, 11/15/13                        184                 193
Dresser-Rand Group, Inc., 7.38%,                        850                 867
11/1/14
DRS Technologies, Inc., 6.63%, 2/1/16 (g)               256                 259
Edison Mission Energy, 7.50%, 6/15/13                   249                 259
Enterprise Products, 8.38%, 8/1/66                    1,050               1,163
Ford Motor Co., 7.45%, 7/16/31 (g)                      800                 633
Ford Motor Credit Co., 7.88%, 6/15/10                   875                 880
Foundation PA Coal Co., 7.25%, 8/1/14                   750                 758
Freeport-McMoran C & G, 8.25%, 4/1/15                   250                 270
GCI, Inc., 7.25%, 2/15/14                               750                 750
General Cable Corp., 7.13%, 4/1/17 (e)                   18                  18
General Motors Acceptance Corp.,                        750                 753
6.88%, 9/15/11
General Motors Acceptance Corp.,                        750                 805
8.00%, 11/1/31
Gibraltar Industries, Inc., Series B,                   750                 756
8.00%, 12/1/15 (d)
Glencore Funding LLC, 6.00%,                            750                 749
4/15/14 (e)
Hanover Equipment Trust, Series B,                      750                 776
8.75%, 9/1/11
HCA, Inc., 5.75%, 3/15/14                               769                 665
HCA, Inc., 6.50%, 2/15/16 (g)                           731                 637
HCA, Inc., 9.25%, 11/15/16 (e)                          357                 389
Iasis Healthcare Capital Corp., 8.75%,                1,121               1,162
6/15/14
Idearc, Inc., 8.00%, 11/15/16 (e)                       732                 763
IKON Office Solutions, 7.75%, 9/15/15                   750                 786
Invacare Corp., 9.75%, 2/15/15 (e)                      996               1,013
Jarden Corp., 7.50%, 5/1/17                             625                 640
K. Hovnanian Enterprises, 8.63%,                        250                 251
1/15/17 (g)
KB Home, 7.25%, 6/15/18                                 750                 713
Lamar Media Corp., 7.25%, 1/1/13                        185                 189
Lamar Media Corp., Series B, 6.63%,                     209                 208
8/15/15
M/I Homes, Inc., 6.88%, 4/1/12                        1,000                 912
Massey Energy Co., 6.88%, 12/15/13                      750                 724
Mirant North America LLC, 7.38%,                        750                 793
12/31/13
Mosaic Co., 7.38%, 12/1/14 (e)                          161                 167
Mosaic Co., 7.63%, 12/1/16 (e)                          332                 354
Mylan Laboratories, Inc., 6.38%,                        750                 740
8/15/15
Nell AF SARL, 8.38%, 8/15/15 (e) (g)                    750                 780
Novelis, Inc., 7.25%, 2/15/15 (d)                     1,100               1,159

NRG Energy, Inc., 7.25%, 2/1/14                         730                 756
NXP Funding LLC, 7.88%, 10/15/14 (e)                    390                 406
Omnicare, Inc., 6.88%, 12/15/15                         107                 107
Overseas Shipholding Group, 8.75%,                      280                 311
12/1/13
Owens-Brockway Glass, 6.75%,                            750                 754
12/1/14
Panamsat Corp., 9.00%, 8/15/14                          806                 871
Peabody Energy Corp., 7.38%, 11/1/16 (g)                137                 145
Pilgram's Pride Corp., 7.63%, 5/1/15                  1,000               1,012
Pilgrim's Pride Corp., 9.63%, 9/15/11                   150                 156
PNA Group, Inc., 10.75%, 9/1/16 (e)                     299                 329
Polyone Corp., 8.88%, 5/1/12 (g)                        750                 762
Quebecor Media, 7.75%, 3/15/16                          902                 947
Qwest Corp., 7.88%, 9/1/11                              750                 799
Radio One, Inc., Series B, 8.88%, 7/1/11                 72                  74
Range Resources Corp., 7.38%, 7/15/13                   585                 604
Range Resources Corp., 7.50%, 5/15/16                   250                 259
Regency Energy Partners, 8.38%,                       1,000               1,030
12/15/13 (e)
Reliant Energy, Inc., 9.50%, 7/15/13                    750                 809
Sabine Pass, 7.25%, 11/30/13 (e) (g)                    734                 751
Sensata Technologies BV, 8.00%, 5/1/14                  714                 716

Service Corp. International, 7.00%,                     750                 746
6/15/17 (d)
Solo Cup Co., 8.50%, 2/15/14 (g)                        750                 654
Southern Copper Corp., 6.38%, 7/27/15                   500                 518
Steel Dynamics, Inc., 6.75%, 4/1/15 (e)                 221                 222
Stena AB, 7.50%, 11/1/13                                750                 765
Stena AB, 7.00%, 12/1/16                                250                 246
Stewart Enterprises, 6.25%, 2/15/13                     500                 491
Sungard Data Systems, Inc., 9.13%,                      750                 804
8/15/13
Texas Industries, Inc., 7.25%, 7/15/13                  705                 731
Trinity Industries, Inc., 6.50%, 3/15/14                750                 746
Tube City IMS Corp., 9.75%, 2/1/15 (e)                  116                 122
United Auto Group, Inc., 7.75%,                         548                 556
12/15/16 (e)
United Refining Co., 10.50%, 8/15/12                    750                 786
United Rentals NA, Inc., 6.50%, 2/15/12                 750                 758
US Concrete, Inc., 8.38%, 4/1/14                      1,000               1,019
Videotron LTEE, 6.88%, 1/15/14                          750                 759
Visant Holding Corp., 8.75%, 12/1/13                  1,077               1,133
Windstream Corp., 8.13%, 8/1/13                         181                 196
Windstream Corp., 8.63%, 8/1/16                         682                 748
WMG Acquisition Corp., 7.38%, 4/15/14                   362                 348
                                                                            ---
TOTAL CORPORATE BONDS                                                    66,827
                                                                         ------

INVESTMENTS IN AFFILIATES (H) (3.2%)
Fifth Third Institutional Money Market Fund       2,277,215               2,277
                                                                          -----
TOTAL INVESTMENTS IN AFFILIATES                                           2,277
                                                                          -----

SHORT-TERM SECURITIES HELD AS
  COLLATERAL FOR SECURITIES
  LENDING (9.4%)
Pool of various securities for Fifth
  Third Funds                                   $     6,607         $     6,607
                                                                          -----



TOTAL (COST $74,400) (+) - 107.4%                                   $    75,711
                                                                         ======
------------

Percentages indicated are based on net assets of $70,479.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD BOND FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                                   ---------            -----
CORPORATE BONDS  (61.7%)
Aerco, Ltd., Series 2A, Class A3,                      1,021        $        909
5.78%, 7/15/25 (d) (e)
AOL Time Warner, Inc., 7.70%, 5/1/32                     492                 562
Banc of America Commercial                             2,850               2,832
Mortgage, Inc., Series 2005-6, Class AJ,
5.18%, 9/10/47
Banc of America Funding Corp., Series                  4,895               4,903
2006-G, Class 3A2, 5.75%, 7/20/36 (d)
Bear Stearns Adjustable Rate                           1,174               1,171
Mortgage Trust, Series 2004-10, Class
12A3, 4.65%, 1/25/35 (d)
Bear Stearns Adjustable Rate                           3,167               3,186
Mortgage Trust, Series 2005-12, Class
11A2, 5.40%, 2/25/36 (d)
Bear Stearns Adjustable Rate                           3,704               3,676
Mortgage Trust, Series 2005-12, Class
13A1, 5.46%, 2/25/36 (d)
Bear Stearns Commercial Mortgage                       1,138               1,148
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32
Bear Stearns Commercial Mortgage                       2,000               1,993
Securities, Inc., Series 2004-T14, Class
A4, 5.20%, 1/12/41
Bear Stearns Commercial Mortgage                       7,500               7,263
Securities, Series 2004-T16, Class A6,
4.75%, 2/13/46 (d)
Canadian National Resources, 6.25%, 3/15/38            1,000                 992
Chase Mortgage Finance Corp., Series                   2,000               2,043
2006-A1, Class 2A3, 6.00%, 9/25/36
Chaseflex Trust, Series 2006-1, Class                  1,600               1,610
A2A, 5.94%, 6/25/36 (d)
Cigna CDO Ltd., Series 2000-1X, Class                  1,991               1,993
A, 5.78%, 8/28/12 (d) (e) (f)
CIT Group, Inc., 5.65%, 2/13/17                          175                 173
Comcast Cable, 7.13%, 6/15/13                          1,750               1,904
Countrywide Alternative Loan Trust,                      560                 573
6.50%, 9/25/34 (d)
Cox Communications, Inc., 5.50%, 10/1/15                 800                 788
Credit-Based Asset Servicing and                       3,350               3,315
Securitization, Series 2006-CB1, Class
AF4, 5.44%, 1/25/36
Crown Castle Towers LLC, Series                        2,800               2,724
2006-1A, Class E, 6.07%, 11/15/36 (e)
Devon Energy Corp., 7.95%, 4/15/32                       700                 856
Gazprom International, 7.20%, 2/1/20 (e)                 954               1,008
General Motors Acceptance Corp.,                       2,700               2,634
Mortgage Corp. Loan Trust, 5.00%,
10/25/33

General Motors Acceptance Corp.,                       1,750               1,727
Mortgage Corp. Loan Trust, 4.34%,
11/1/34 (d)
Global Signal Trust, Series 2006-1,                    2,550               2,573
Class C, 5.71%, 2/15/36 (d) (e)
Goldman Sachs Group, Inc., 6.13%,                      1,100               1,115
2/15/33
Greenwich Capital Commercial Funding                   1,000                 987
 Corp., Series 2002-C1, Class A4, 4.95%,
1/11/35
Greenwich Capital Commercial Funding                   2,000               1,980
 Corp., Series 2004-GG1, Class A5,
4.88%, 6/10/36
GS Mortgage Securities Corp. II, Series                4,900               4,837
 2004-GG2, Class A3, 4.60%, 8/10/38
Harley-Davidson Motorcycle Trust,                        147                 144
Series 2004-2, Class B, 2.96%, 2/15/12
Hertz Vehicle Financing LLC, Series                    3,000               3,014
2005-2A, Class A6, 5.08%, 11/25/11 (e)
Homebanc Mortgage Trust, Series                        2,157               2,163
2004-2, 5.77%, 12/25/34 (d) (f)
Homebanc Mortgage Trust, Series                          770                 790
2006-1, Class 1A1, 6.15%, 4/25/37 (d) (f)
IndyMac Index Mortgage Loan Trust,                     3,255               3,327
Series 2005-AR9, 5.44%, 7/25/35 (d)
Irwin Home Equity, Series 2006-3, Class                1,225               1,231
 2A2, 5.83%, 9/25/37 (e)
JP Morgan Chase Commercial                               865                 866
Mortgage Securities Corp., Series
2003-CB6, Class A2, 5.25%, 7/12/37
JP Morgan Mortgage Trust, Series                         978                 967
2005-A1, Class 2A1, 4.84%, 2/25/35 (d)
JP Morgan Mortgage Trust, Series                       3,000               2,957
2005-A2, Class 3A2, 4.93%, 4/25/35
JP Morgan Mortgage Trust, Series                       3,526               3,483
2005-A2, Class 7CB1, 4.89%, 4/25/35 (d)
JP Morgan Mortgage Trust, Series                       2,509               2,516
2005-A3, Class 7CA1, 5.17%, 6/25/35
JP Morgan Mortgage Trust, Series                       3,504               3,489
2005-ALT1, Class 4A1, 5.65%, 10/25/35 (d)
JP Morgan Mortgage Trust, Series                       3,629               3,620
2006-A2, Class 3A2, 5.68%, 4/25/36 (d)
JP Morgan Mortgage Trust, Series                         904                 905
2006-A4, Class 2A2, 5.83%, 6/25/36 (d)
Kroger Co., 6.20%, 6/15/12                               500                 514
LB-UBS Commercial Mortgage Trust,                        330                 325
Series 2005-C3, 4.55%, 7/15/30
Long Beach Auto Receivable Trust,                      1,320               1,318
Series 2003-B, Class A4, 2.18%, 2/15/10 (f)
Morgan Stanley Capital I, 5.11%, 6/15/40               3,200               3,162
Morgan Stanley Dean Witter Capital I,                  2,590               2,529
4.74%, 11/13/36
Morgan Stanley Mortgage Loan Trust,                    1,973               1,936
 5.00%, 8/25/19
Motorola, Inc., 6.50%, 11/15/28 (g)                      805                 795
NCNB Corp., 10.20%, 7/15/15                            2,500               3,248
Norfolk Southern Corp., 5.59%, 5/17/25                   130                 122
Oncor Electric Delivery, 7.00%, 5/1/32                   480                 526

Onyx Acceptance Owner Trust, Series                    1,266               1,252
2003-D, Class A4, 3.20%, 3/15/10 (f)
Pemex Master Trust, 6.13%, 8/15/08                       825                 832
Preferred Term Securities X, 4.15%,                    1,000               1,014
7/3/33 (e)
Republic New York Corp., 7.00%, 3/22/11                1,000               1,061
Residential Accredit Loans, Inc.,                      1,573               1,574
5.59%, 3/25/34 (d) (f)
Residential Accredit Loans, Inc., Series               3,100               3,109
 2005-QA12, Class CB1, 5.73%, 12/25/35 (d)
Residential Accredit Loans, Inc., Series               4,745               4,751
 2006-QA8, Class A3, 5.56%, 9/25/36 (d) (f)
Residential Asset Mortgage Products,                   3,305               3,262
Inc., Series 2003-RZ5, Class A7, 4.97%,
9/25/33 (d)
Restructured Asset Certificate, 12.07%,                2,000               2,000
 3/23/27 (d) (e) (k)
SACO I Trust, Series 2006-1, Class A,                  4,419               4,414
5.49%, 9/25/35 (d) (f)
SACO I Trust, Series 2006-12, Class                    4,000               3,912
1M1, 5.63%, 11/25/36 (d) (f)
Science Applications International Co.,                2,105               1,877
 5.50%, 7/1/33
Sprint Capital Corp., 8.75%, 3/15/32                     600                 708
Structured Asset Securities Corp.,                     1,245               1,215
5.15%, 12/25/34 (d)
Suntrust Alternative Loan Trust, Series                1,391                 954
 2005-1F, Class B3, 6.07%, 12/25/35 (d)
Susquehanna Auto Lease Trust, Series                   1,000               1,004
 2007-1, Class B, 5.31%, 7/14/10 (d) (e)
Tennessee Valley Authority, 6.39%,                     5,000               2,940
12/15/17 **
Thornburg Mortgage Securities Trust,                     578                 584
Series 2004-2, Class A3, 5.60%, 6/25/44 (d) (f)
Trans-Canada Pipeline, 5.60%, 3/31/34                    750                 712
Trapeza CDO LLC, Series 2007-12A,                      1,000               1,000
Class C1, 6.50%, 4/6/42 (d) (f)
Travelers Property Casualty Corp.,                        85                 101
7.75%, 4/15/26
Truck Retail Installment Paper Corp.,                  1,950               1,954
5.59%, 12/15/16 (d) (e) (f)
UBS Preferred Funding Trust I, 8.62%,                    925               1,021
10/29/49 (d)
Wachovia Bank NA, 5.85%, 2/1/37                          850                 843
Washington Mutual, Series 2003-AR9,                    5,862               5,770
Class 1A6, 4.04%, 9/25/33 (d)
Washington Mutual, Series 2004-AR3,                    1,548               1,523
Class A-2, 4.24%, 6/25/34
Wells Fargo Mortgage Backed                            2,830               2,781
Securities Trust, 5.13%, 5/25/35 (d)
Wells Fargo Mortgage Backed                            1,550               1,508
Securities Trust, Series 2003-N, 4.74%,
12/25/33 (d)
Wyeth, 5.95%, 4/1/37                                   1,000               1,000
Wyndham Worldwide, 6.00%, 12/1/16                        800                 794
YUM! Brands Inc., 7.70%, 7/1/12                        1,250               1,367
                                                                           -----
TOTAL CORPORATE BONDS                                                    162,259
                                                                         -------

FOREIGN BONDS  (0.3%)
France Telecom, 8.75%, 3/1/31                            650                 856
                                                                             ---
TOTAL FOREIGN BONDS                                                          856
                                                                             ---


U.S. GOVERNMENT AGENCIES  (45.1%)
FANNIE MAE  (27.7%)
6.05%, 12/1/08                                         2,797               2,814
6.00%, 5/1/17                                            193                 196
6.50%, 6/1/17                                            246                 252
6.50%, 8/1/17                                            204                 209
5.50%, 1/1/18                                             13                  13
5.50%, 2/1/18                                              8                   8
6.00%, 5/1/18                                            944                 960
5.50%, 2/1/25                                          1,312               1,307
5.00%, 5/1/25                                          2,153               2,099
7.50%, 6/1/28                                            231                 242
6.50%, 8/1/28                                            205                 212
6.50%, 6/1/29                                            188                 194
6.50%, 4/1/32                                            420                 433
6.50%, 6/1/32                                            734                 756
7.00%, 6/1/32                                            174                 182
6.50%, 7/1/32                                            475                 489
6.50%, 7/1/32                                            574                 592
7.50%, 12/1/32                                           131                 136
6.00%, 1/1/33                                            366                 371
6.50%, 3/1/33                                            314                 323
5.00%, 5/1/33 TBA                                      9,000               8,693
5.50%, 5/1/33 TBA                                      2,000               1,978
6.00%, 8/25/33 (d)                                     2,400               2,407
5.50%, 12/25/33                                          900                 903
5.50%, 5/25/34                                         3,150               3,055
7.00%, 9/1/34                                             90                  93
5.50%, 6/1/35                                            784                 777
6.00%, 7/1/35                                          4,041               4,072
6.00%, 9/1/35                                          2,249               2,268
5.00%, 11/1/35                                         3,758               3,634
5.50%, 11/1/35                                         1,064               1,054
6.00%, 1/1/36                                          4,092               4,126
5.62%, 4/25/36 (d) (f)                                 5,765               5,776
6.50%, 8/1/36                                          1,101               1,120
7.00%, 9/1/36                                          1,619               1,673
5.50%, 11/1/36                                         1,707               1,689
6.00%, 12/1/36                                         1,382               1,393
5.50%, 1/1/37                                          1,164               1,151
5.50%, 1/1/37                                          2,988               2,956
6.00%, 1/1/37                                          5,537               5,581
4.50%, 4/1/37 TBA                                      7,200               6,968
                                                                           -----
                                                                          73,155
                                                                          ------
FEDERAL HOME LOAN BANK  (0.2%)
4.00%, 2/25/10                                           617                 604
                                                                             ---

FREDDIE MAC  (12.1%)
4.00%, 1/15/17                                         7,500               7,166
5.00%, 2/15/25                                         3,245               3,117
7.00%, 6/1/26                                            689                 714
6.50%, 1/1/29                                          1,481               1,529
7.00%, 1/1/32                                            123                 128

6.50%, 7/1/32                                            244                 251
7.00%, 8/1/32                                            574                 600
6.50%, 9/1/32                                            153                 158
5.50%, 2/1/33 TBA                                      8,000               7,910
6.00%, 9/1/33                                            554                 558
6.50%, 5/15/34 (d)                                     1,061               1,052
4.50%, 6/1/34                                            889                 837
4.50%, 9/1/34                                          1,074               1,012
5.00%, 8/1/35                                            881                 853
5.00%, 11/1/35                                         3,396               3,285
5.00%, 11/1/35                                           769                 744
5.72%, 7/15/36 (d) (f)                                 1,844               1,856
                                                                           -----
                                                                          31,770
                                                                          ------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (5.1%)
5.50%, 10/1/33                                         5,000               4,972
0.57%, 4/16/46                                        37,747               1,453
0.80%, 5/16/46                                        24,774               1,381
3.40%, 5/16/46 (d)                                     2,564               1,665
0.91%, 8/16/46                                        24,855               1,470
1.00%, 2/16/48                                        14,960                 934
1.06%, 2/16/48                                        24,859               1,441
                                                                           -----
                                                                          13,316
                                                                          ------
TOTAL U.S. GOVERNMENT AGENCIES                                           118,845
                                                                         -------

U.S. TREASURY OBLIGATIONS  (2.9%)
U.S. TREASURY BONDS  (0.6%)
4.50%, 2/15/36                                         1,525               1,446
                                                                           -----

U.S. TREASURY INFLATION PROTECTED BONDS  (2.3%)
4.73%, 5/15/17 **                                      5,580               3,480
4.89%, 11/15/27 **                                     7,400               2,705
                                                                           -----
                                                                           6,185
                                                                           -----
TOTAL U.S. TREASURY OBLIGATIONS                                            7,631
                                                                           -----

INVESTMENTS IN AFFILIATES (H)  (0.9%)
Fifth Third Institutional Money Market Fund        2,306,088               2,306
                                                                           -----

TOTAL INVESTMENTS IN AFFILIATES                                            2,306
                                                                           -----

SHORT-TERM SECURITIES HELD AS
  COLLATERAL FOR SECURITIES
  LENDING (0.3%)
Pool of various securities for Fifth
  Third Funds                                    $       711        $        711
                                                                             ---


TOTAL (COST $293,691) (+) - 111.2%                                  $    292,608
                                                                         =======
------------

Percentages indicated are based on net assets of $263,258.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INTERMEDIATE BOND FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT                VALUE
                                                  ---------               -----

CORPORATE BONDS  (81.7%)
Ace Securities Corp., 6.00%, 9/25/35 (d)               3,000         $     2,913
Aerco, Ltd., Series 2A, Class A3,                      1,145               1,019
5.78%, 7/15/25 (d) (e)
Alabama Power Cap, 5.50%, 10/1/42 (d)                    874                 878
Alcoa, Inc., 5.72%, 2/23/19 (e)                        1,043               1,041
Alesco Preferred Funding, Ltd., Series                 2,000               2,000
15A, Class C1, 6.50%, 12/23/37 (d) (e)
American Express Travel, 5.25%,                        1,000               1,005
11/21/11 (e)
Ameriprise Financial, Inc., 5.65%,                     1,480               1,492
11/15/15
Apache Corp., 5.25%, 4/15/13                           1,000               1,001
Apache Corp., 5.63%, 1/15/17                           1,225               1,245
Associated Bank, NA, 5.47%, 6/2/08 (d)                 5,000               5,010
Attentus CDO Ltd., Series 2006-2A,                     5,000               4,963
Class A3B, 5.80%, 10/9/41 (d) (e)
Banc of America Funding Corp., Series                  5,000               5,009
2006-G, Class 3A2, 5.75%, 7/20/36 (d)
Bank of Amercia Corp., 5.63%,                          2,250               2,294
10/14/16
BankAmerica Capital, 8.00%, 12/15/26                   2,000               2,083
Bear Stearns Alternative-A Trust,                      1,628               1,659
Series 2005-9, 5.85%, 11/25/35 (d)
Bear Stearns Commercial Mortgage                         970                 979
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32
Chase Commercial Mortgage Securities                   2,000               2,004
 Corp., Series 1997-2, Class C, 6.60%,
12/19/29
Chase Commercial Mortgage Securities                   3,040               3,055
 Corp., Series 1998-1, Class A2, 6.56%,
5/18/30
Chase Mortgage Finance Corp., Series                  86,157                 391
2006-A1, Class 2AX, 0.10%, 9/25/36
Chase Mortgage Finance Corp., Series                   9,506               9,536
2006-A1, Class 4A1, 6.06%, 9/25/36 (d)
Chase Mortgage Finance Corp., Series                   7,630               7,671
2006-S2, Class 2A5, 6.00%, 10/25/36 (d)
Chase Mortgage Finance Corp., Series                   5,105               5,116
2006-S2, Class 2A6, 6.00%, 10/25/36
Chaseflex Trust, Series 2006-1, Class                  7,344               7,484
A4, 6.30%, 6/25/36 (d)
Chaseflex Trust, Series 2006-1, Class                  5,265               5,397
A6, 6.29%, 6/25/36 (d)
Chaseflex Trust, Series 2006-2, Class                  5,100               5,211
A4, 6.34%, 9/25/36 (d)
Citigroup Commercial Mortgage Trust,                   5,000               4,880
Series 2005-EMG, 4.38%, 9/20/51 (e)
Citigroup/Deutsche Bank Commercial                     2,500               2,473

Mortgage Trust, Series 2007-CD4, Class
Aj, 5.40%, 12/11/49 (d)

Commerce Group, Inc., 5.95%, 12/9/13                   1,000               1,011
Commercial Mortgage Asset Trust,                       1,500               1,652
Series 1999-C1, Class B, 7.23%, 1/17/32 (d)
Countrywide Alternative Loan Trust,                    3,242               3,185
Series 2004-2CB, Class 1A1, 4.25%,
3/25/34
Credit Suisse First Boston Mortgage                    1,000               1,043
Securities Corp., Series 2002-CKN2,
6.38%, 4/15/37
Credit-Based Asset Servicing and                       5,145               5,118
Securitization, Series 2004-CB8, Class
AF3, 5.09%, 12/25/35
Credit-Based Asset Servicing and                       3,025               2,993
Securitization, Series 2006-CB1, Class
AF4, 5.44%, 1/25/36
Credit-Based Asset Servicing and                       2,400               2,393
Securitization, Series 2006-CB2, Class
AF2, 5.50%, 12/25/36 (d)
Credit-Based Asset Servicing and                       2,475               2,434
Securitizing, 5.43%, 11/25/36 (d)
Crown Castle Towers LLC, Series                        4,000               3,935
2005-1A, 4.64%, 6/15/35 (e)
Crown Castle Towers LLC, Series                        3,300               3,210
2006-1A, Class E, 6.07%, 11/15/36 (e)
CS First Boston Mortgage Securities                    4,750               4,650
Corp., Series 2003-CK2, Class A4, 4.80%,
 3/15/36
Deutsche Alt-A Securities, Inc.,                       2,445               2,479
Mortgage Loan Trust, Series 2006-AB3,
Class A3, 6.51%, 7/25/36
Deutsche Alt-A Securities, Inc.,                       5,145               5,174
Mortgage Loan Trust, Series 2006-AB4,
Class A3A1, 5.90%, 10/25/36
Deutsche Alternative-A Securities Inc.,                1,540               1,528
 Mortgage Loan Trust, 5.05%, 9/25/35
Deutsche Mortgage Securities, Inc.,                    1,737               1,731
5.05%, 6/26/35 (d)
Duke Capital LLC, 5.50%, 3/1/14                        1,825               1,794
First Franklin Mortgage Certificate,                     176                 176
Series 2004-FF11, Class 1A2, 5.67%,
1/25/35 (d)
First Franklin Mortgage Certificate,                     600                 590
Series 2005-FFA, Class M3, 5.52%,
3/25/25
First Tennessee Bank, Series BKNT,                     2,000               1,981
5.65%, 4/1/16
Flagstar Home Equity Loan Trust,                       1,915               1,916
Series 2007-1A, Class AF2, 5.77%,
1/25/35 (d) (e)
Gazprom International, 7.20%, 2/1/20 (e)               1,922               2,032
GE Capital Commercial Mortgage                         2,398               2,486
Corp., Series 2000-1, Class A2, 6.50%,
1/15/33 (d)
Global Signal Trust, Series 2006-1,                    3,000               3,011
Class D, 6.05%, 2/15/36 (e)
GMAC Commerical Mortgage                                 395                 396
Securities, Inc., Series 1997-C2, Class B,

6.70%, 4/15/29

Goldman Sachs Group, Inc., 5.00%,                      2,500               2,436
10/1/14
GS Mortgage Securities Corp. II, Series                2,600               2,536
 2004-C1, Class B, 4.46%, 10/10/28 (d)
GS Mortgage Securities Corp. II, Series                3,888               3,794
 2004-C1, Class C, 4.52%, 10/10/28 (d)
Hibernia Corp., 5.35%, 5/1/14                          2,845               2,755
Homebanc Mortgage Trust, Series                          538                 539
2004-1, Class 2M2, 6.47%, 8/25/29 (d)
Homebanc Mortgage Trust, Series                        4,005               4,062
2006-1, Class 2A1, 6.01%, 4/25/37 (d)
HSBC Finance Corp., 6.38%, 10/15/11                    2,000               2,086
Hyundai Auto Receivables Trust,                        2,665               2,671
Series 2006-B, Class C, 5.25%, 5/15/13
I-Preferred Term Secs, 7.47%, 12/11/32 (d) (e)         1,000               1,005
I-Preferred Term Secs II, 7.36%, 5/22/33 (d) (e)       1,000               1,010
Indiana Michigan Power, 5.05%, 11/15/14                2,035               1,968
International Lease Finance Corp.,                     2,500               2,576
5.88%, 5/1/13
Jefferies Group, Inc., 5.50%, 3/15/16                  2,000               1,963
John Deere Capital Corp., 5.50%, 4/13/17               1,225               1,229
JP Morgan Alternative Loan Trust,                      2,145               2,135
Series 2005-S1, Class 1A2, 5.50%,
12/25/35
JP Morgan Alternative Loan Trust,                      5,000               5,129
Series 2006-A4, Class A7, 6.30%, 9/25/36 (d)
JP Morgan Alternative Loan Trust,                      4,310               4,359
Series 2006-A4, Class A9, 6.30%,
9/25/36
JP Morgan Alternative Loan Trust,                      5,640               5,698
Series 2006-A5, Class 2A6, 5.80%,
10/25/36 (d)
JP Morgan Alternative Loan Trust,                      4,083               4,109
Series 2006-S1, Class 1A18, 6.00%,
3/25/36 (d)
JP Morgan Alternative Loan Trust,                      4,730               4,720
Series 2006-S2, Class A3, 5.92%, 5/25/36 (d)
JP Morgan Alternative Loan Trust,                      4,529               4,527
Series 2006-S3, Class A3A, 6.00%,
8/25/36
JP Morgan Alternative Loan Trust,                      5,245               5,358
Series 2006-S3, Class A7, 6.24%,
8/25/36
JP Morgan Chase Commercial                             4,460               4,464
Mortgage Securities Corp., Series
2003-CB6, Class A2, 5.26%, 7/12/37
JP Morgan Chase Commercial                             6,680               6,556
Mortgage Securities Corp., Series
2003-LN1, Class A2, 4.92%, 10/15/37
JP Morgan Chase Commercial                             3,390               3,471
Mortgage, Series 2001-C1, Class A3,
5.86%, 10/12/35 (d)
JP Morgan Mortgage Acquisition                         3,191               3,221
Corp., Series 2006-WF1, Class A4,
6.13%, 7/25/36
JP Morgan Mortgage Acquisition                         4,286               4,374
Corp., Series 2006-WF1, Class A5,
6.41%, 7/25/36

JP Morgan Mortgage Trust, Series                       6,218               6,229
2005-A1, Class 3A4, 5.05%, 2/25/35
JP Morgan Mortgage Trust, Series                       3,791               3,658
2005-A2, Class 5A1, 4.35%, 4/25/35 (d)
JP Morgan Mortgage Trust, Series                       4,149               4,041
2005-A3, 4.50%, 6/25/35
JP Morgan Mortgage Trust, Series                       4,775               4,764
2006-A2, Class 3A2, 5.68%, 4/25/36 (d)
JP Morgan Mortgage Trust, Series                      10,000                 238
2006-A6, Class 3A3F, 0.50%, 10/25/36
JPM Chase Capital XXI, 6.25%, 2/2/37 (d) (g)           1,000               1,011
Key Bank NA, 4.95%, 9/15/15                            2,365               2,287
Keycorp, 5.56%, 7/23/07                                  872                 872
LB-UBS Commercial Mortgage Trust,                      2,924               2,905
Series 2003-C8, Class A4, 5.12%,
11/15/32
Manufacturers & Traders Trust Co.,                     1,075               1,063
3.85%, 4/1/13 (d)
Marlin Leasing Receivables LLC,                        3,000               2,937
4.75%, 8/15/12 (e)
MassMutual Global Funding II, 3.80%,                   1,390               1,357
4/15/09 (e)
Merrill Lynch & Co., 6.05%, 5/16/16                    2,050               2,113
Metlife, Inc., 5.00%, 6/15/15                          1,100               1,073
Morgan Stanley, 5.73%, 9/7/10 (d)                        900                 901
Morgan Stanley, 4.75%, 4/1/14                          1,000                 958
Morgan Stanley Capital I, Series                       2,759               2,734
2005-IQ10, Class AJ, 5.29%, 9/15/42 (d)
Morgan Stanley Capital I, Series                       5,235               5,340
2006-HQ9, Class AJ, 5.79%, 7/20/44
Morgan Stanley Capital I, Series                       5,000               4,947
2006-IQ12, Class AJ, 5.40%, 12/15/43
Morgan Stanley Capital I, Series                       2,000               2,013
2007-HQ11, Class AJ, 5.51%, 2/20/44
National City Bank, 5.25%, 12/15/16 (e)                1,340               1,314
New Century Home Equity Loan Trust,                    4,000               3,784
 Series 2005-A, Class A5W, 5.29%,
8/25/35
Nomura Asset Acceptance Corp.,                         1,124               1,124
Series 2004-AR4, Class 1A2, 4.93%,
12/25/34
Nomura Asset Acceptance Corp.,                         2,127               2,099
Series 2005-AR1, Class 1A2, 5.35%,
2/25/35
Nomura Asset Acceptance Corp.,                         1,615               1,638
Series 2005-AR2, Class 2A2, 5.56%,
5/25/35 (d)
Nomura Asset Acceptance Corp.,                         2,256               2,249
Series 2005-AR3, 5.65%, 7/25/35
Nomura Asset Acceptance Corp.,                         1,573               1,586
Series 2005-AR5, Class 2A2, 5.63%,
10/25/35 (d)
Nomura Asset Acceptance                                2,812               2,891
Corporation, Series 2006-AF1, Class
3A2, 6.63%, 6/25/36 (d)
Nomura Asset Securities Corp., Series                  1,000               1,093
1998-D6, Class A2, 7.03%, 3/15/30 (d)
Nomura Asset Securities Corp., Series                  1,600               1,795
1998-D6, Class A4, 6.91%, 3/15/30 (d)

Pemex Project Funding Master Trust,                    2,000               2,236
7.38%, 12/15/14
Popular ABS Mortgage Pass-Through                      1,510               1,497
Trust, 4.98%, 9/15/35
PPG Industries, Inc., 6.50%, 11/1/07                      30                  30
Preferred Term Securities II, 9.55%,                   1,050               1,176
3/1/31 (e)
Preferred Term Securities VI, 7.17%,                   1,490               1,494
7/3/32 (d) (e)
Preferred Term Securities X, 4.15%,                    1,525               1,546
7/3/33 (e)
Prestige Auto Receivables Trust,                       2,000               2,007
Series 2006-1A, Class A2, 5.25%, 6/17/13 (d) (e)
Principal Life Global, 5.13%, 10/15/13 (e)             1,090               1,089
Ras Laffan Liquid & Natural Gas,                       2,700               2,605
5.30%, 9/30/20 (e)
Regions Financial Corp., 7.00%, 3/1/11                 1,275               1,357
Renaissance Home Equity Loan Trust,                    2,500               2,462
Series 2005-2, 4.93%, 8/25/35 (d)
Renaissance Home Equity Loan Trust,                    1,575               1,584
Series 2006-1, Class AF4, 6.01%,
5/25/36
Residential Asset Mortgage Products,                     594                 592
Inc., Series 2002-RZ3, Class M1, 5.28%,
8/25/32 (d)
Residential Funding Mortgage                           1,500               1,526
Securities, Series 2006-HI3, Class A4,
6.31%, 5/25/36 (d)
Residential Funding Mortgage                           1,500               1,487
Securities, Series 2006-HSA1, Class A4,
5.49%, 2/25/36
Restructured Asset Certificate, 12.07%,                3,250               3,250
 3/23/27 (e) (k)
SACO I Trust, 5.69%, 7/25/35 (d)                       1,308               1,308
SACO I Trust, Series 2006-12, Class                    2,500               2,445
1M1, 5.63%, 11/25/36 (d)
Salomon Brothers Mortgage Securities                   2,270               2,235
VII, Series 2002-KEY2, Class A3, 4.87%,
3/18/36
Salomon Brothers Mortgage Securities,                  1,417               1,401
 Series 2002-KEY2, Class C, 5.05%,
3/18/36
SBA CMBS Trust, Series 2006-1A,                        3,100               3,108
Class D, 5.85%, 11/15/36 (e)
SBA CMBS Trust, Series 2006-1A,                        1,350               1,319
Class E, 6.17%, 11/15/36 (e)
Simon Property Group LP, 5.63%,                        1,790               1,814
8/15/14
SLM Corp., 3.79%, 12/15/14 (d)                         1,000                 920
Statoil, 7.38%, 5/1/16 (e)                             1,000               1,142
Suntrust Alternative Loan Trust, Series                1,795               1,232
 2005-1F, Class B3, 6.07%, 12/25/35 (d)
TAQA ABU DHABI National, 5.88%,                        1,100               1,112
10/27/16 (e)
TNK-BP Finance SA, 6.63%, 3/20/17 (e)                  2,000               1,990
Trapeza CDO LLC, Series 2007-12A,                      3,000               3,000
Class C1, 6.50%, 4/6/42 (d)
U.S. Bank, N.A., 3.75%, 2/6/09                         2,500               2,445
UPFC Auto Receivables Trust, Series                      784                 778
2004-A, Class A3, 3.27%, 9/15/10

Vale Overseas, Ltd., 6.25%, 1/23/17                    1,975               2,025
Vanderbilt Acquisition Loan Trust,                     2,725               2,826
Series 2002-1, Class A4, 6.57%, 5/7/27
Vectren Utility Holdings, 5.45%,                       1,000                 975
12/1/15
Wachovia Corp., 5.63%, 10/15/16                        2,250               2,268
Wells Fargo Mortgage Backed                            2,545               2,475
Securities Trust, Series 2003-N, 4.74%,
12/25/33 (d)
Westpac Capital Trust IV, 5.26%,                       1,445               1,387
12/31/49 (e)
WMALT Mortgage Pass-through                            1,770               1,755
Certificates, Series 2005-1, Class 1A2,                                    -----
5.50%, 3/25/35 (d)
TOTAL CORPORATE BONDS                                                    370,390
                                                                         -------

FOREIGN BONDS  (0.2%)
Korea Electric Power, 4.25%, 9/12/07 (e)               1,000                 995
                                                                             ---
TOTAL FOREIGN BONDS                                                          995
                                                                             ---


U.S. GOVERNMENT AGENCIES  (14.3%)
FANNIE MAE  (2.2%)
6.25%, 1/25/08                                           204                 204
5.30%, 5/8/08                                          2,445               2,447
5.50%, 11/9/11                                         2,345               2,346
5.65%, 4/10/13 (g)                                     4,675               4,683
5.21%, 8/1/34                                            137                 137
                                                                             ---
                                                                           9,817
                                                                           -----

FEDERAL HOME LOAN BANK  (0.7%)
5.13%, 11/15/10                                          830                 829
5.15%, 12/20/11                                        2,425               2,417
                                                                           -----
                                                                           3,246
                                                                           -----

FREDDIE MAC  (5.5%)
5.73%, 12/28/09                                        5,000               5,014
5.00%, 8/15/12                                         2,275               2,290
4.65%, 10/10/13                                        1,300               1,265
5.50%, 12/15/20                                        2,430               2,440
6.50%, 5/15/34 (d)                                     1,114               1,105
6.11%, 1/1/37 (d)                                      5,951               6,013
5.94%, 3/1/37 (d)                                      7,005               7,060
                                                                           -----
                                                                          25,187
                                                                          ------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (5.9%)
9.50%, 12/15/09                                          691                 711
5.30%, 7/16/28                                         3,000               3,011
4.82%, 10/16/29                                        2,660               2,623
5.32%, 8/16/30                                         2,560               2,572
5.03%, 11/16/33                                        5,640               5,518
5.17%, 4/16/44                                         3,500               3,409
0.94%, 6/17/45                                        10,461                 562
0.52%, 3/16/46                                        13,875                 576
0.57%, 4/16/46                                        24,834                 956
0.80%, 5/16/46                                        19,819               1,105
0.91%, 8/16/46                                         9,942                 588
1.06%, 2/16/48                                        54,689               3,170
0.99%, 9/16/48                                        33,278               2,047
                                                                           -----
                                                                          26,848
                                                                          ------

TOTAL U.S. GOVERNMENT AGENCIES                                            65,098
                                                                          ------

U.S. TREASURY OBLIGATIONS  (1.0%)
U.S. TREASURY INFLATION PROTECTED BONDS  (0.5%)
2.00%, 1/15/14 **                                      2,275               2,484
                                                                           -----

U.S. TREASURY NOTES  (0.5%)
4.00%, 2/15/14                                         2,225               2,152
                                                                           -----

TOTAL U.S. TREASURY OBLIGATIONS                                            4,636
                                                                           -----

INVESTMENTS IN AFFILIATES (H)  (1.6%)
Fifth Third Institutional Money Market             7,253,281               7,253
 Fund                                                                      -----

TOTAL INVESTMENTS IN AFFILIATES                                            7,253
                                                                           -----


SHORT-TERM SECURITIES HELD AS
  COLLATERAL FOR SECURITIES
  LENDING (1.3%)
Pool of various securities for Fifth
  Third Funds                                    $     5,705         $     5,705
                                                                           -----

TOTAL (COST $453,662) (+) - 100.1%                                   $   454,077
                                                                         =======
------------

Percentages indicated are based on net assets of $453,828.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD SHORT TERM BOND FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                       ---------           -----
CORPORATE BONDS  (69.7%)
Australian Gas Light Co., 6.40%,                          3,210      $     3,230
4/15/08 (e)

Banc of America Commerical Mortgage,                      2,500            2,445
Inc., Series 2004-4,Class A3, 4.13%,
7/10/42 (d)

Banc of America Mortgage Securities,                      2,500            2,452
Series 2004-F, Class 2A6, 4.14%,
7/25/34 (d)

Banc of America Securities Auto Trust,                    3,000            2,962
Series 2005-WF1, Class A4, 4.08%,
4/18/10

Bank of America Mortgage Securities,                      3,203            3,142
4.15%, 7/25/34 (d)

Bank One Issuance Trust, Series                             810              789
2004-A1, Class A1, 3.45%, 10/17/11

Bay View Auto Trust, Series 2005-LJ2,                     2,000            1,983
4.55%, 2/25/14 (d)

Bear Stearns Adjustable Rate Mortgage                     3,000            2,949
Trust, Series 2005-4, Class 2A2, 4.57%,
8/25/35 (d)

Bear Stearns Co., Inc., 7.63%, 12/7/09                    2,500            2,651
Bear Stearns Co., Inc., Series                            1,318            1,300
2003-AC7, Class A2, 5.25%, 1/25/34

Bear Stearns Commercial Mortgage                          1,313            1,324
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32

Bear Stearns Mortgage Trust, Series                       2,972            2,962
2004-1, Class 13A3, 4.81%, 4/25/34 (d)

BP Capital Markets PLC, 4.88%,                            3,000            2,996
3/15/10

Capital One Auto Finance Trust, Series                    2,000            1,998
2006-C, Class A3A, 5.07%, 7/15/11

Centerpoint Energy, 6.50%, 2/1/08                         1,600            1,612
Chase Commercial Mortgage Corp.,                          2,400            2,407
Series 1997-2, Class D, 6.60%,
12/19/29

Chase Mortgage Finance Corp., Series                      2,967            2,942
2005-A1, Class 2A2, 5.24%, 12/25/35 (d)

CNH Equipment Trust, 4.02%,                               1,176            1,170
4/15/09

Comcast Cable, 7.63%, 4/15/08                             1,550            1,579

Countrywide Alternative Loan Trust,                       1,847            1,815
Series 2004-2CB, Class 1A1, 4.25%,
3/25/34
Countrywide Alternative Loan Trust,                       2,035            2,008
Series 2005-14, Class 1A1, 3.30%,
5/25/35

Countrywide Home Loans, 5.02%,                            2,207            2,218
4/20/35 (d)

CS First Boston Mortage Securities                        2,500            2,453
Corp., Series 2004-C3, Class A3, 4.30%,
7/15/36

DaimlerChrysler NA Holding, 4.75%,                        1,500            1,493
1/15/08

First Boston Mortgage Securities Corp.,                   1,242            1,247
Series 2001-CK6, Class A2, 6.10%,
8/15/36

GE Capital Commercial Mortgage                            2,750            2,695
Corp., Series 2005-C1, Class A2, 4.35%,
6/10/48

General Electric Capital Corp., 5.25%,                    3,000            3,017
10/27/09

General Electric Capital Credit Card                      2,000            1,954
Master Note Trust, Series 2005-3, 4.13%,
 6/15/13

General Motors Acceptance Corp.,                          2,723            2,697
Mortgage Corp. Loan Trust, Series
2005-HE2, 4.62%, 11/25/35

General Motors Acceptance Corp.,                          4,170            4,093
Mortgage Corporation Loan Trust, 4.24%,
 10/25/33

GMAC Commerical Mortgage                                  3,250            3,364
Securities, Inc., Series 1997-C2, Class B,
7.14%, 9/15/33

GMAC Mortgage Corp. Loan Trust,                           3,000            3,013
Series 2006-HE2, Class 2, 6.18%,
5/25/36 (d)

Goldman Sachs Group, Inc., 6.65%,                         3,000            3,092
5/15/09

Greenwich Capital Commercial Funding                        190              189
Corp., Series 2004-GG1, Class A2,
3.84%, 6/10/36

Greenwich Capital Commercial Funding                      3,000            2,940
Corp., Series 2005-GG3, Class A2,
4.31%, 8/10/42

GS Mortgage Securities Corp. II, Series                   2,500            2,468
2004-GG2, Class A3, 4.60%, 8/10/38

Harborview Mortgage Loan Trust, Series                    5,730            5,639
 2004-5, Class 2A6, 3.94%, 6/19/34 (d)

Harley-Davidson Motorcycle Trust,                           856              835
Series 2004-2, Class B, 2.96%, 2/15/12

Harley-Davidson Motorcycle Trust,                         3,305            3,325
Series 2006-2, Class A2, 5.35%,
3/15/13

Hertz Vehicle Financing LLC, Series                       3,375            3,371
2005-2A, Class A2, 4.93%, 2/25/10 (e)

Homebanc Mortgage Trust, Series                           1,738            1,743
2004-2, 5.77%, 12/25/34 (d)
Homebanc Mortgage Trust, Series                           2,696            2,765
2006-1, Class 1A1, 6.15%, 4/25/37 (d)

HSBC Bank USA, 3.88%, 9/15/09                             3,000            2,920
HSBC Finance Corp., 4.75%, 5/15/09                        3,000            2,979
Hyundai Auto Receivables Trust, Series                    3,000            2,949
2005-A, 4.18%, 2/15/12

Impac Commercial Holdings, Inc.,                          3,500            3,553
Series 1998-C1, Class D, 7.58%,
8/20/30

Indymac Index Mortgage Loan Trust,                        1,218            1,218
Series 2006-AR29, Class A2, 5.40%,
11/25/36 (d)

International Lease Finance Corp.,                        3,000            2,986
4.75%, 7/1/09

iStar Financial, Inc., 4.88%, 1/15/09                     1,600            1,588
JP Morgan Alternative Loan Trust,                         2,075            2,073
Series 2006-S2, Class A2, 5.81%,
5/25/36 (d)

JP Morgan Alternative Loan Trust,                         3,000            2,993
Series 2006-S3, Class A2A, 5.87%,
8/25/36 (d)

JP Morgan Mortgage Trust, Series                          2,602            2,558
2005-A1, 4.90%, 2/25/35

JP Morgan Mortgage Trust, Series                          2,303            2,222
2005-A2, Class 5A1, 4.35%, 4/25/35 (d)

JP Morgan Mortgage Trust, Series                          4,020            4,032
2005-A3, Class 7CA1, 5.17%, 6/25/35

JP Morgan Mortgage Trust, Series                          2,847            2,849
2006-A4, Class 2A2, 5.83%, 6/25/36 (d)

JP Morgan Mortgage Trust, Series                          3,000            3,006
2007-A2, Class 4A1M, 5.81%, 4/25/37

Kraft Foods, Inc., 5.25%, 6/1/07                          1,930            1,929
Lehman Brothers Holdings, 4.25%,                          3,000            2,943
1/27/10

Long Beach Auto Receivables Trust,                        2,823            2,811
4.40%, 5/15/10

Marlin Leasing Receivables LLC,                             328              323
4.49%, 1/15/08 (e)

Merrill Lynch Mortgage Investors, Inc.,                     373              374
Series 2003-A1, Class 2A, 4.53%,
12/25/32

Morgan Stanley, 4.00%, 1/15/10                            3,000            2,920
Navistar Financial Corp. Owner Trust,                     3,737            3,697
Series 2003-B, Class A4, 3.25%,
10/15/10

Navistar Financial Corp. Owner Trust,                       669              661
Series 2003-B, Class B, 3.79%,
10/15/10

Nissan Auto Lease Trust, Series 2006-A,                   4,000            4,002
 Class A4, 5.10%, 7/16/12

Nordstorm Private Label Credit Master,                    3,000            3,000
Series 2007-1A, Class A, 4.92%,
5/15/13 (e)

Pemex Finance, Ltd., 9.69%, 8/15/09                         405              423
Protective Life US Funding, 3.70%,                        1,590            1,553
11/24/08

Provident Funding Mortgage Loan                           2,513            2,485
Trust, Series 2005-2, Class 2A1A,
4.70%, 10/25/35 (d)

RAAC, Series 2005-SP1, 5.25%,                             2,461            2,427
9/25/34

Residential Funding Mortgage, Series                      4,518            4,545
2007-SA1, Class 1A1, 5.78%, 2/25/37 (d)

SVO VOI Mortgage Corp., Series                            1,290            1,274
2005-AA, Class A, 5.25%, 2/20/21 (e)

Verizon Communications, 7.51%,                            3,300            3,432
4/1/09

Wachovia Auto Owner Trust, Series                         3,500            3,459
2005-A, Class A4, 4.23%, 11/21/11

Washington Mutual, Inc., 4.82%,                             502              501
10/25/32

Washington Mutual, Inc., Series                           2,032            2,017
2003-AR10, Class A4, 4.08%, 10/25/33

Wells Fargo Co., 4.20%, 1/15/10                           3,000            2,944

Wells Fargo Mortgage Backed                               3,500            3,439
Securities, Series 2005-AR10, Class                                        -----
2A14, 4.11%, 6/25/35 (d)

TOTAL CORPORATE BONDS                                                    190,412
                                                                         -------

FOREIGN BONDS  (0.5%)
Korea Electric Power, 4.25%, 9/12/07 (e)                    810              806
Telecom Italia Capital, 4.00%,                              650              638
11/15/08                                                                     ---


TOTAL FOREIGN BONDS                                                        1,444
                                                                         -------

MUNICIPAL BONDS  (0.2%)
OHIO  (0.2%)
State Economic Development Revenue,                         700              679
                                                                             ---
Ohio Enterprise, Series 3, 4.05%, 3/1/11 (e)
TOTAL MUNICIPAL BONDS                                                        679
                                                                             ---

U.S. GOVERNMENT AGENCIES  (24.2%)
FANNIE MAE  (8.0%)
4.50%, 10/15/08                                           5,000            4,971
4.75%, 3/12/10                                            7,000            6,991
4.65%, 12/25/12                                           2,918            2,893
4.71%, 4/1/33 (d)                                         2,224            2,212

5.21%, 9/1/34                                             2,686            2,677
5.01%, 4/1/35                                             2,090            2,094
                                                                           -----
                                                                          21,838
                                                                           -----

FEDERAL HOME LOAN BANK  (4.3%)
4.00%, 10/27/08                                           4,220            4,164
5.00%, 9/18/09                                            4,500            4,520
4.75%, 10/25/10                                           3,027            2,991
                                                                           -----
                                                                          11,675
                                                                           -----

FREDDIE MAC  (4.1%)
4.25%, 7/15/09 (g)                                        2,000            1,976
4.88%, 2/9/10 (g)                                         3,000            3,005
3.99%, 3/1/34 (d)                                         2,409            2,371
4.68%, 7/1/35 (d)                                         4,033            3,968
                                                                           -----
                                                                          11,320
                                                                           -----

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (7.8%)
2.87%, 2/16/20                                            4,652            4,532
6.11%, 11/16/21                                             394              396
3.27%, 1/16/23                                            2,334            2,260
6.00%, 2/16/24 (d)                                        2,083            2,109
4.29%, 9/16/25                                            2,943            2,894
3.72%, 12/16/26                                           3,318            3,229
4.00%, 5/16/27 (d)                                        2,466            2,405
3.95%, 11/16/30 (d)                                       3,476            3,381
                                                                           -----
                                                                          21,206
                                                                           -----

TOTAL U.S. GOVERNMENT AGENCIES                                            66,039
                                                                          ------

U.S. TREASURY OBLIGATIONS  (5.9%)
U.S. TREASURY NOTES  (5.9%)
4.75%, 11/15/08                                           6,010            6,011
4.00%, 6/15/09 (g)                                        3,000            2,966
4.88%, 8/15/09 (g)                                        7,000            7,045
                                                                           -----
                                                                          16,022
                                                                           -----

TOTAL U.S. TREASURY OBLIGATIONS                                           16,022
                                                                          ------

INVESTMENTS IN AFFILIATES (H) (1.2%)
Fifth Third Institutional Money Market                3,237,619            3,238
Fund                                                                       -----


TOTAL INVESTMENTS IN AFFILIATES                                            3,238
                                                                           -----


SHORT-TERM SECURITIES HELD AS
  COLLATERAL FOR SECURITIES
  LENDING (5.5%)
Pool of various securities for Fifth
  Third Funds                                       $    15,140      $    15,140
                                                                          ------


TOTAL (COST $294,538) (+) - 107.2%                                   $   292,974
                                                                         =======
------------

Percentages indicated are based on net assets of $273,237.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD U.S. GOVERNMENT BOND FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT               VALUE
                                                    ---------              -----
U.S. GOVERNMENT AGENCIES  (95.5%)
FANNIE MAE  (16.9%)
6.25%, 1/25/08                                           418         $       418
4.00%, 9/2/08                                          1,000                 987
6.38%, 6/15/09                                         1,100               1,133
6.63%, 9/15/09                                         1,000               1,040
4.62%, 4/25/10                                           657                 653
4.40%, 12/25/12                                          612                 599
4.31%, 1/1/35                                          2,109               2,088
5.57%, 8/25/44 (d)                                     1,061               1,063
                                                                           -----
                                                                           7,981
                                                                           -----

FEDERAL HOME LOAN BANK  (5.8%)
4.06%, 8/25/09                                         1,185               1,164
4.75%, 10/25/10 (d)                                      832                 823
4.84%, 1/25/12                                           757                 764
                                                                             ---
                                                                           2,751
                                                                           -----

FINANCING CORPORATION  (12.6%)
3.59%, 4/5/09 **                                       2,000               1,824
4.21%, 12/6/11 **                                      2,000               1,613
4.81%, 6/6/15 **                                       2,000               1,347
6.46%, 11/11/17 **                                     1,000                 590
6.58%, 6/6/18 **                                       1,000                 572
                                                                             ---
                                                                           5,946
                                                                           -----

FREDDIE MAC  (35.9%)
5.50%, 7/15/10                                         1,000               1,002
6.88%, 9/15/10                                         1,500               1,596
5.88%, 3/21/11                                         1,000               1,037
4.50%, 11/15/12                                        1,000                 983
5.25%, 4/18/16                                         2,000               2,040
4.00%, 12/15/21                                          274                 272
1.88%, 7/15/32                                        12,094                 712
5.00%, 12/15/32                                        1,142               1,139
5.00%, 1/15/34                                         1,000                 951
6.50%, 5/15/34 (d)                                     1,061               1,052
5.50%, 7/15/35                                         1,977               1,890
6.00%, 11/1/35, TBA                                    2,000               2,017
5.87%, 9/15/36 (d) (f)                                 2,308               2,306
                                                                           -----
                                                                          16,997
                                                                           -----

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (14.5%)
3.59%, 11/16/17                                          412                 402
3.96%, 9/16/21                                           657                 645
3.27%, 1/16/23                                           705                 683
4.39%, 5/16/23                                           795                 783
5.50%, 2/20/31                                         2,000               2,022
5.50%, 12/20/32                                        1,000                 986
5.50%, 11/20/33                                        1,000                 977
0.94%, 6/17/45                                         2,860                 154

1.06%, 12/16/47                                        3,318                 192
                                                                             ---
                                                                           6,844
                                                                           -----


SMALL BUSINESS ADMINISTRATION  (7.5%)
4.94%, 8/10/15 (f)                                     3,575               3,557
                                                                           -----
TENNESSEE VALLEY AUTHORITY  (2.3%)
6.79%, 5/23/12                                         1,000               1,086
                                                                           -----
TOTAL U.S. GOVERNMENT AGENCIES                                            45,162
                                                                          ------

U.S. TREASURY OBLIGATIONS  (1.3%)
U.S. TREASURY NOTES  (1.3%)
2.38%, 4/15/11                                           600                 624
                                                                             ---
TOTAL U.S. TREASURY OBLIGATIONS                                              624
                                                                             ---

INVESTMENTS IN AFFILIATES (H) (7.2%)
Fifth Third Institutional Government               3,407,810               3,408
                                                                           -----
Money Market Fund

TOTAL INVESTMENTS IN AFFILIATES                                            3,408



TOTAL (COST $49,579) (+) - 104.0%                                    $    49,194
                                                                          ======
------------

Percentages indicated are based on net assets of $47,309.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MUNICIPAL BOND FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT                 VALUE
                                                ---------                -----
MUNICIPAL BONDS  (99.9%)

ARIZONA  (1.6%)
Mesa Street and Highway Revenue,                     600          $        684
5.25%, 7/1/23                                                              ---

CALIFORNIA  (13.6%)
Cal Poly Pomona Foundation, Inc.,                    265                   285
5.50%, 2/1/20, (Prerefunded 2/1/11 @ 101)

La Canada University School District,              1,000                 1,102
Series A, GO, 5.50%, 8/1/24, (Callable
8/1/14 @ 100)

Long Beach Community College                       1,000                 1,057
District, Series B, GO, 5.00%, 5/1/30,
(Callable 5/15/15 @ 100)

Los Angeles School Revenue, Series A2,             1,000                 1,021
 4.50%, 7/1/22, (Callable 7/1/17 @ 100)

Palomar Community College, District                1,000                 1,090
Election of 2006, Series A, GO, 5.00%,
5/1/19 (Callable 5/1/17 @ 100)

Placentia -Yorba Linda Union School                1,000                 1,094
District, Series B, GO, 5.38%, 8/1/22,
(Callable 8/1/14 @ 100)

Sacramento County Sanitation Financing               250                   271
Authority, 6.00%, 12/1/15, (Callable                                       ---
12/1/10 @ 101)
                                                                         5,920

COLORADO  (5.0%)
Denver City & County Airport Revenue,              1,020                 1,038
 5.00%, 11/15/08

Douglas County School District No.1,               1,000                 1,125
GO, 5.75%, 12/15/21, (Callable 12/15/14                                  -----
@ 100)
                                                                         2,163

FLORIDA  (2.5%)
Volusia County School Board, Series A,             1,010                 1,073
5.00%, 8/1/19, (Callable 8/1/15 @ 100)                                   -----


ILLINOIS  (8.6%)
Chicago Metropolitan Water                           500                   588
Reclamation District-Greater Chicago,
Capital Improvements, GO, 7.25%,
12/1/12 (Escrowed to Maturity)

Chicago Single Family Mortgage                       145                   147
Revenue, Series A, (AMT), 4.70%,
10/1/17, (Callable 4/1/09 @ 102)
Development Finance Authority,                     1,700                 1,854
Elmhurst Community School, 6.38%,
1/1/17, (Prerefunded 1/1/11 @ 100)

Finance Authority, 5.00%, 12/1/14,                   300                   310
(Callable 12/1/13 @ 100)

Lemont Environmental Facilities                      500                   500
Revenue, Citgo Petroleum Corp. Project,
(AMT), 4.13%, 5/1/32 (d)

State GO, 5.88%, 10/1/17, (Callable                  300                   314
1/1/09 @ 100)                                                              ---
                                                                         3,713
                                                                         -----

IOWA  (5.1%)
Finance Authority, Private College                 2,055                 2,225
Revenue, Drake University Project,                                       -----
6.50%, 12/1/11

KANSAS  (4.3%)
Geary County School District, GO,                  1,675                 1,853
5.25%, 9/1/17, (Callable 9/1/15 @ 100)                                   -----

KENTUCKY  (0.5%)
Shelby County Lease Revenue, Series A,               200                   200
4.02%, 9/1/34 (d)                                                          ---


LOUISIANA  (2.5%)
State Citizens Property Insurance Corp,            1,000                 1,072
Series B, 5.00%, 6/1/18, (Callable 6/1/16                                -----
@ 100)

MICHIGAN  (11.6%)
Detroit Water Supply Systems, Series               1,000                 1,088
A, 5.00%, 7/1/16

Higher Education Student Loan                      1,000                 1,016
Authority Revenue, Series XII-W,
(AMT), 4.75%, 3/1/09

Macomb County Hospital Finance                       300                   300
Authority Mount Clemens, Series A,
4.03%, 10/1/20 (d)

State Hospital Finance Authority                     500                   525
Revenue, 5.00%, 11/15/20, (Callable
11/15/16 @ 100)

Strategic Fund Hope Network Project,               1,000                 1,037
Series B, 5.13%, 9/1/13, (Callable 9/1/08
@ 102)

Strategic Fund, Limited Obligation                 1,100                 1,100
Revenue, Henry Ford Museum Village                                       -----
Project, 4.03%, 12/1/33 (d)
                                                                         5,066
                                                                         -----


MINNESOTA  (2.4%)
State Municipal Power Agency Electric              1,000                 1,042
                                                                         -----

Revenue, 5.00%, 10/1/30 (Callable 10/1/15
@ 100)

NEBRASKA  (3.7%)
Omaha Series A, GO, 6.50%, 12/1/13                 1,365                 1,586
(Escrowed to Maturity)                                                   -----


NEW MEXICO  (2.1%)
Mortgage Financial Authority, Single                 840                   912
Family Mortgage, (AMT), 5.50%,                                             ---
7/1/36 (Callable 1/1/15 @ 102)

NEW YORK  (2.4%)
State Housing Finance Agency, State                1,000                 1,061
Personal Income Tax Revenue, 5.00%,                                      -----
9/15/23, (Callable 9/15/15 @ 100)

NORTH CAROLINA  (2.1%)
Capital Facilities Finance Agency                    900                   900
Exempt Revenue, 4.10%, 7/1/34 (d)                                          ---

OHIO  (3.8%)
Cuyahoga County, 5.25%, 12/1/18                    1,500                 1,637
(Callable 12/1/14 @ 100)                                                 -----

OKLAHOMA  (2.4%)
Tulsa International Airport (AMT),                 1,000                 1,023
5.50%, 6/1/10                                                            -----


OREGON  (2.5%)
Sunrise Water Authority Revenue,                   1,000                 1,076
5.25%, 3/1/24, (Callable 3/1/14 @ 100)                                   -----

PENNSYLVANIA  (8.7%)
Central Dauphin School District, 6.75%,            1,000                 1,214
 2/1/24, (Prerefunded 2/1/16 @ 100)

Higher Educational Facilities Authority,             430                   416
Widener University, 3.85%, 7/15/13

Lancaster Higher Education Authority               1,000                 1,055
College Revenue, 5.00%, 4/15/25,
(Callable 4/15/16 @ 100)

State Turnpike Commission Revenue,                 1,000                 1,133
Series A, 5.25%, 7/15/22                                                 -----

                                                                         3,818
                                                                         -----


PUERTO RICO  (4.9%)
Commonwealth, Refunding Series A,                  1,000                 1,042
5.00%, 7/1/30, (Mandatory Put 7/1/12 @ 100)

Public Building Authority Revenue,                 1,000                 1,085
Series I, 5.50%, 7/1/23, (Callable 7/1/14                                -----
@ 100)
                                                                         2,127
                                                                         -----


SOUTH DAKOTA  (2.3%)
Lawrence County Solid Waste Disposal               1,000                 1,000
Revenue, Series A, 4.16%, 7/1/32 (d)                                     -----

TENNESSEE  (2.5%)
Energy Acquisition Corp., Gas Revenue,             1,000                 1,069
Series A, 5.00%, 9/1/15                                                  -----

TEXAS  (2.4%)
State Public Finance Authority, School             1,000                 1,026
Finance Corp., Revenue Kipp, Inc., Series                                -----
 A, 5.00%, 2/15/28, (Callable 2/15/14 @
100)

WASHINGTON  (2.4%)
Metropolitan Park District Tacoma,                 1,000                 1,059
5.00%, 12/1/22, (Callable 12/1/15 @                                      -----
100)

TOTAL MUNICIPAL BONDS                                                   43,305
                                                                        ------


MONEY MARKETS  (1.1%)
AIM Tax Free Money Market Fund                       108                     0
Dreyfus Tax Exempt Money Market Fund                 179                     0
Goldman Sachs Financial Tax Free                 483,521                   484
Money Market Fund
Merrill Lynch Institutional Tax Exempt Fund          402                   - #
                                                                           ---

TOTAL MONEY MARKETS                                                        484
                                                                         -----




TOTAL (COST $42,554) (+) - 101.0%                                 $     43,789
                                                                        ======
------------

Percentages indicated are based on net assets of $43,361.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)

                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                   ---------             -----
MUNICIPAL BONDS  (98.9%)
ALABAMA  (4.9%)
Birmingham Baptist Medical Center                      4,000        $      4,179
Special Care Facilities Financing
Authority, Series A, 5.00%, 11/15/14

Mobile County, Refunding &                             3,080               3,367
Improvements Warrants, 5.25%, 8/1/17,                                      -----
(Callable 8/1/14 @ 100)
                                                                           7,546
                                                                           -----
ALASKA  (1.3%)
Sport Fishing Revenue, 4.25%, 4/1/15                   1,000               1,021
Sport Fishing Revenue, 4.38%, 4/1/16                   1,000               1,029
                                                                           -----
                                                                           2,050
                                                                           -----
ARIZONA  (5.1%)
Health Facilities Authority, Hospital                  1,000               1,004
System Revenue, Phoenix Children's
Hospital, Series B, 4.77%, 2/1/42 (d)

Mesa Street & Highway Revenue,                         1,000               1,117
6.25%, 7/1/12

Mesa Street & Highway Revenue,                         1,000               1,099
6.25%, 7/1/13, (Prerefunded 7/1/11 @
100)

Pinal County Industrial Development                      220                 231
Authority Revenue, Correctional Facilities
 Contract, 5.25%, 10/1/12

Tempe Performing Arts Center, Excise                   2,000               2,185
Tax Revenue, 5.25%, 7/1/17, (Callable
7/1/14 @ 100)

Tucson Street & Highway, User                          2,000               2,331
Revenue, Junior Lien, Series 1994-E,                                       -----
6.75%, 7/1/13
                                                                           7,967
                                                                           -----
ARKANSAS  (0.7%)
University of Arkansas Revenue, 5.00%,                 1,000               1,081
3/1/16                                                                     -----


CALIFORNIA  (2.8%)
La Canada University School District,                    375                 413
Series A, GO, 5.50%, 8/1/24, (Callable
8/1/14 @ 100)

Los Angeles School Revenue, Series A2,                 2,000               2,042
 4.50%, 7/1/22, (Callable 7/1/17 @ 100)
Palomar Community College, District                    1,000               1,089
Election of 2006, Series A, GO, 5.00%,
5/1/19

Placentia -Yorba Linda Union School                      675                 739
District, Series B, GO, 5.38%, 8/1/22,                                       ---
(Callable 8/1/14 @ 100)

                                                                           4,283
                                                                           -----
COLORADO  (5.4%)
Adams 12 Five Star Schools, Series A,                  1,000                 736
GO, 4.10%, 12/15/14 **

Adams 12 Five Star Schools, Series A,                  1,000                 704
GO, 4.19%, 12/15/15 **

El Paso County School District No.                     1,005               1,095
038, GO, 6.38%, 12/1/18, (Prerefunded
12/1/10 @ 100)

State Department of Corrections                        4,000               4,320
Certificate of Participation, 5.00%, 3/1/17,
 (Callable 3/1/16 @ 100)

Summitt County School District No.                     1,465               1,595
RE1, GO, 5.75%, 12/1/12, (Callable                                         -----
12/1/11 @ 100)
                                                                           8,450
                                                                           -----
FLORIDA  (2.2%)
Marion County School Board, Series B,                  3,285               3,470
5.00%, 6/1/21, (Callable 6/1/15 @ 100)                                     -----


HAWAII  (2.0%)
Airport Systems Revenue, Series B                      2,000               2,241
(AMT), 8.00%, 7/1/10

Highway Revenue, 5.50%, 7/1/10                           765                 805
                                                                             ---
                                                                           3,046
                                                                           -----
ILLINOIS  (4.1%)
Chicago Metropolitan Water                             3,000               3,181
Reclamation District, Capital
Improvement, ETM, GO, 5.50%,
12/1/10

Development Financial Authority                          200                 201
Revenue, DePaul University, Series C,
5.00%, 10/1/07

Educational Facilities Authority, Art                  1,000                 997
Institute, 4.125%, 3/1/30

Financial Authority, 4.75%, 12/1/10                      200                 203
Financial Authority, 5.00%, 12/1/11                      250                 257
Financial Authority, 5.00%, 12/1/12                      275                 283
Financial Authority, 5.00%, 12/1/13                      275                 284
Financial Authority Gas Supply                         1,000               1,020
Revenue, Peoples Gas Light & Coke Co.,                                     -----
 4.30%, 6/1/35

                                                                           6,426
                                                                           -----
INDIANA  (5.6%)
Fort Wayne International Airport                       1,615               1,689
Building Corp. Revenue, (AMT), 5.00%,
7/1/12
Fort Wayne International Airport                       1,695               1,781
Building Corp. Revenue, (AMT), 5.00%,
7/1/13

Health & Educational Facilities                        1,000               1,047
Financing Authority, Clarian Health
Obligation Group, Series B, 5.00%,
2/15/19, (Callable 2/15/16 @ 100)

Health & Educational Facilities                          500                 527
Financing Authority, Clarian Health
Obligation Group, Series B, (Callable
2/15/16 @ 100), 5.00%, 2/15/16

Municipal Power Supply Agency                          3,000               3,338
System Revenue, Series B, 6.00%,
1/1/13

State Financial Authority, Series A,                     250                 269
5.00%, 2/1/15                                                                ---

                                                                           8,651
                                                                           -----
IOWA  (0.1%)
Iowa State University, Science &                         140                 140
Technology Revenue, 3.75%, 7/1/10                                            ---


KENTUCKY  (2.4%)
Area Development Financing Lease                         470                 456
Program, 3.00%, 6/1/09

Area Development Lease Acquisition                       250                 243
Certificate of Participation, 2.70%,
12/1/08

Area Development Lease Acquisition                       255                 246
Certificate of Participation, 3.00%,
12/1/09

Breckinridge County Lease Program,                       340                 340
4.02%, 2/1/32 (d)

Economic Development Finance                             400                 400
Authority Industrial Building Revenue,
Republic Services Project, (AMT),
3.98%, 6/1/33 (d)

Floyd County Public Properties Corp.,                    450                 450
3.00%, 5/1/07

Housing Corp., 3.45%, 1/1/10                             275                 273
Kenton County Airport Board, 5.00%,                      730                 752
3/1/10

Munfordville Industrial Development                      300                 297
Revenue, 3.10%, 6/1/08

Munfordville Industrial Development                      310                 305
Revenue, Louisville Bedding Co. Project,                                     ---
 (AMT), 3.50%, 6/1/09

                                                                           3,762
                                                                           -----
LOUISIANA  (3.0%)
East Baton Rouge Sewer, Series A,                      3,000               3,220
5.00%, 2/1/18, (Callable 2/1/16 @100)

Public Facilities Authority Revenue,                   1,000               1,044
5.00%, 7/1/16

State Citizens Property Insurance Corp,                  400                 429
Series B, 5.00%, 6/1/18, (Callable 6/1/16                                    ---
@ 100)
                                                                           4,693
                                                                           -----

MICHIGAN  (14.6%)
Building Authority Revenue, 5.00%,                     1,500               1,576
10/15/29

Building Authority Revenue, Police                       350                 380
Communications, 5.50%, 10/1/12

Detroit Water Supply Systems, Series                     500                 544
A, 5.00%, 7/1/16

Higher Education Facilities Authority                    250                 251
Revenue, Hope College Project, 4.50%,
10/1/07

Higher Education Facilities Authority                    590                 598
Revenue, Hope College Project, 4.80%,
10/1/10, (Callable 10/1/09 @ 100)

Higher Education Facilities Authority,                   200                 203
Hope College Project, 4.70%, 10/1/09

Higher Education Student Loan                          1,000                 989
Authority Revenue, Series XVII-I,
(AMT), 3.95%, 3/1/11

Hospital Finance Authority, 4.35%,                       500                 502
3/1/09

Hospital Financial Authority Revenue,                  1,125               1,149
Edward W. Sparrow Group, 5.25%,
11/15/08

Hospital Financial Authority Revenue,                  1,165               1,201
Edward W. Sparrow Hospital, 5.25%,
11/15/09

Hospital Financial Authority Revenue,                    505                 532
Holland Community Hospital, Series A,
5.00%, 1/1/15, (Callable 1/1/14 @ 100)

Kent Hospital Financial Authority                        125                 134
Revenue, Spectrum Health, Series A,
5.50%, 1/15/13, (Prerefunded 7/15/11 @
101)

Kent Hospital Financial Authority                      2,275               2,370
Revenue, Spectrum Health, Series B,
5.00%, 7/15/11

Montague Public School District, GO,                     575                 617
5.50%, 5/1/12

Montague Public School District, GO,                     430                 461
5.50%, 5/1/12

State Hospital Finance Authority                         500                 528
Revenue, 5.00%, 11/15/15

State Hospital Finance Authority                         500                 527
Revenue, Henry Ford Health Systems-A,
5.00%, 11/15/18, (Callable 11/15/16 @ 100)

State Hospital Finance Authority                         500                 525
Revenue, Oakwood Obligation Group,
5.00%, 7/15/15

State Hospital Financial Authority                     1,505               1,565
Revenue, Marquette General Hospital
Obligations Group-A, 5.00%, 5/15/13

State Housing Development Authority,                     320                 321
Multi-Family Revenue, 4.15%, 4/20/11
State Housing Development Authority,                     175                 177
Multi-Family Revenue, 4.40%, 4/20/13

State Housing Development Authority,                     660                 660
Series A, (AMT), 3.95%, 12/1/12

State Strategic Fund Solidwaste                        1,000               1,008
Disposal Revenue, 4.63%, 12/1/12

Strategic Fund, Limited Obligation                       600                 600
Revenue, Detroit Symphony Project,
Series B, 4.02%, 6/1/31 (d)

Strategic Fund, Limited Obligation                     2,240               2,288
Revenue, International Project, 4.75%,
8/1/11

Strategic Fund, Limited Obligation                       820                 854
Revenue, International Project, 5.00%,
8/1/13

Trunk Line, Series A, 5.25%, 11/1/13                     600                 650
Wyandotte Electric Revenue, (AMT),                       600                 628
5.00%, 10/1/13

Wyandotte Electric Revenue, (AMT),                       600                 612
4.50%, 10/1/14                                                               ---

                                                                          22,450
                                                                          ------
MINNESOTA  (2.8%)
Housing Finance Agency, 4.55%,                         1,135               1,146
7/1/12, (Callable 7/1/11 @ 100)

St. Paul, Housing & Redevelopment                      2,000               1,968
Authority Revenue, Smith Avenue Transit
 Center, 3.50%, 6/1/12, (Callable 6/1/10
@100)

State Housing Finance Agency,                          1,335               1,288
Residential Housing, (AMT), 3.40%,                                         -----
7/1/12
                                                                           4,402
                                                                           -----
MISSOURI  (0.2%)
Brentwood Tax Increment Revenue,                         245                 247
Brentwood Square Project, 4.13%,                                             ---
5/1/11

NEBRASKA  (1.4%)
Central Plains Energy Project, Nebgas                  1,000               1,069
Project Revenue, Series A, 5.00%,
12/1/15

Financial Authority Single Family                        235                 234
Housing, Series C, 3.75%, 9/1/11

Financial Authority Single Family                        140                 139
Housing, Series C, 3.85%, 3/1/12

Investment Financial Authority, Single                   275                 271
Family Housing Revenue, Series D,
(AMT), 4.10%, 9/1/10

Investment Financial Authority, Single                   395                 395
Family Housing Revenue, Series D,                                            ---
(AMT), 4.25%, 9/1/11

                                                                           2,108
                                                                           -----
NEVADA  (1.0%)
Clark County, GO, 4.50%, 6/1/17,                       1,325               1,383
(Callable 6/1/16 @ 100)
Douglas County, Solid Waste Disposal,                    100                  99
3.00%, 12/1/07

Douglas County, Solid Waste Disposal,                    100                 100
3.75%, 12/1/09                                                               ---

                                                                           1,582
                                                                           -----
NEW JERSEY  (2.5%)
State Transportation Fund Authority,                   1,000               1,113
Series A, 5.25%, 12/15/19

Turnpike Authority Revenue, Series A,                    575                 641
6.00%, 1/1/13

Turnpike Authority Revenue, Series A,                  1,925               2,147
ETM, 6.00%, 1/1/13                                                         -----

                                                                           3,901
                                                                           -----
NEW MEXICO  (3.2%)
Mortgage Finance Authority, Series A2,                   720                 719
Class I, (AMT), 3.90%, 1/1/19, (Callable
1/1/16 @ 100)

Mortgage Finance Authority, Series A2,                 2,000               1,998
Class I, (AMT), 4.40%, 1/1/27, (Callable
1/1/16 @ 100)

Mortgage Financial Authority, Single                     750                 749
Family Mortgage, (AMT), 4.05%,
7/1/26

Mortgage Financial Authority, Single                     895                 972
Family Mortgage, (AMT), 5.50%,
7/1/36

Taos County Gross Receipts Tax                           565                 567
Revenue, County Educational                                                  ---
Improvements, 3.875%, 10/1/11
                                                                           5,005
                                                                           -----
OHIO  (3.5%)
Cuyahoga County, 5.25%, 12/1/18                          915                 998
Economic Development Revenue,                            500                 495
(AMT), 4.08%, 6/1/13

Housing Financial Agency Mortgage                      1,000                 986
Revenue, (AMT), 3.55%, 3/1/10

Housing Financial Agency Mortgage                      1,000                 995
Revenue, (AMT), 3.70%, 3/1/11

Housing Financial Agency Mortgage                        500                 500
Revenue, (AMT), 4.00%, 3/1/14

State Infrastructure, Series A, GO,                      150                 152
4.00%, 3/1/14

University of Cincinnati General                       1,175               1,265
Receipts Revenue, Series A, 5.00%,                                         -----
6/1/20
                                                                           5,391
                                                                           -----
OKLAHOMA  (0.3%)
Housing Finance Agency, Single Family                    515                 514
 Revenue, 4.25%, 9/1/25, (Callable 9/1/15                                    ---
 @ 100)

OREGON  (6.6%)
Clackamas County School District, GO,                  5,020               5,378
5.00%, 6/15/16

State Department Transportation                        1,775               1,937
Highway Usertax, Series A, 5.25%,
11/15/16, (Callable 11/15/14 @ 100)

State Economic Development Revenue,                    3,000               3,001
4.10%, 12/1/25 (d)                                                         -----

                                                                          10,316
                                                                          ------
PENNSYLVANIA  (3.0%)
Allegheny County Airport Authority                     1,000               1,061
Revenue, (AMT), 5.00%, 1/1/16

Higher Educational Facilities Authority,                 250                 241
Widener University, 3.60%, 7/15/11

Higher Educational Facilities Authority,                 405                 391
Widener University, 3.75%, 7/15/12

Lehigh Northampton Airport (AMT),                      1,175               1,233
5.00%, 1/1/19, (Callable 1/1/15 @ 100)

State Turnpike Commission Revenue,                     1,500               1,699
Series A, 5.25%, 7/15/22                                                   -----

                                                                           4,625
                                                                           -----
PUERTO RICO  (3.1%)
Commonwealth Government                                1,500               1,595
Development, (AMT), 5.25%, 1/1/15

Commonwealth Public, Series A, GO,                     1,000               1,076
5.25%, 7/1/22, (Callable 7/1/16 @ 100)

Commonwealth, Refunding Series A,                      2,000               2,085
5.00%, 7/1/30, (Mandatory Put 7/1/12)                                      -----

                                                                           4,756
                                                                           -----
RHODE ISLAND  (1.8%)
Depositors Economic Protection Corp.,                  2,535               2,732
Series A, ETM, 5.88%, 8/1/11                                               -----


SOUTH CAROLINA  (1.3%)
Anderson County School District No.                      890                 954
002, Series B, GO, 6.00%, 3/1/13,
(Callable 3/1/10 @ 101)

Spartanburg County School District                     1,070               1,103
Number 007, GO, 4.25%, 3/1/14                                              -----

                                                                           2,057
                                                                           -----
TENNESSEE  (3.8%)
Energy Acquisition Corp., Gas Revenue,                 2,000               2,137
 Series A, 5.00%, 9/1/15

Housing Development Agency, Series A,                  1,100               1,100
 4.00%, 7/1/10

Metropolitan Nashville Airport                         2,570               2,662
Authority Revenue, (AMT), 5.38%,                                           -----
7/1/14, (Callable 7/1/08 @ 102)
                                                                           5,899
                                                                           -----
TEXAS  (1.6%)
Dallas Fort Worth International Airport                2,000               2,044
Revenue, 5.00%, 11/1/15, (Callable
11/1/09 @ 100)

Municipal Power Agency Revenue,                          500                 500
4.00%, 9/1/12                                                                ---

                                                                           2,544
                                                                           -----
VIRGINIA  (1.4%)
Richmond, GO, 5.375%, 7/15/13,                         2,000               2,149
(Prerefunded 7/15/11 @ 101)                                                -----



WASHINGTON  (7.2%)
Energy Northwest Electric Revenue,                     3,190               3,544
5.50%, 7/1/15

Grant County Public Utility District No.               2,485               2,592
002, Electric Revenue, 5.00%, 1/1/11

King County School District No. 415,                   2,000               2,145
Kent, Series A, GO, 5.55%, 12/1/11

Port Seattle Revenue, Series B, 5.00%,                 2,370               2,499
10/1/21, (Callable 10/1/16 @ 100)

Yakima County, GO, 5.25%, 12/1/16,                       425                 454
(Callable 12/1/12 @ 100)                                                     ---

                                                                          11,234
                                                                          ------
TOTAL MUNICIPAL BONDS                                                    153,477
                                                                         -------

MONEY MARKETS  (0.3%)
AIM Tax Free Money Market Fund                           107                 - #
Dreyfus Tax Exempt Money Market                          600                   1
Fund

Goldman Sachs Financial Tax Free                     478,739                 479
Money Market Fund

Merrill Lynch Institutional Tax Exempt                    77                 - #
                                                                             ---
Fund

TOTAL MONEY MARKETS                                                          480
                                                                             ---



TOTAL (COST $150,959) (+) - 99.2%                                   $    153,957
                                                                         =======
------------

Percentages indicated are based on net assets of $155,236.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD OHIO MUNICIPAL BOND FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT                  VALUE
                                                ---------                 -----
MUNICIPAL BONDS  (98.1%)
COLORADO  (1.7%)
Denver City & County Airport Revenue,              1,765            $      1,898
Series A, 5.00%, 11/15/19, (Callable                                       -----
11/15/16 @ 100)

OHIO  (90.4%)
Akron Bath Copley Joint Township                   1,000                   1,064
Hospital District Revenue, Summa Health
 System Revenue, Series A, 5.25%,
11/15/16, (Callable 11/15/14 @ 100)

Akron Bath Copley Joint Township                     200                     210
Hospital District Revenue, Akron General
Health System, Series A, 5.00%, 1/1/14

Akron Bath Copley Joint Township                     320                     336
Hospital District Revenue, Akron General
Health System, Series A, 5.00%, 1/1/15

American Municipal Power - Ohio, Inc.,             1,825                   1,922
5.25%, 1/1/11

Beavercreek Local School District,                 1,500                   1,740
6.60%, 12/1/15

Berea, GO, 5.125%, 12/1/13                           935                     964
Building Authority, 5.25%, 10/1/10,                2,410                   2,502
(Callable 4/1/09 @ 101)

Butler County Hospital Facilities                  1,180                   1,181
Revenue, 4.75%, 11/15/18, (Callable
11/15/08 @ 101)

Cincinnati City School District,                   1,350                   1,438
Certificate Participation, 5.00%,
12/15/22, (Callable 12/15/16 @ 100)

Cincinnati City School District,                   3,000                   3,266
Classroom Facilities Construction &
Improvements, 5.25%, 12/1/14, (Prerefunded
12/1/13 @ 100)

Cincinnati City School District,                   1,000                   1,096
Classroom Facilities Construction &
Improvements, GO, 5.00%, 12/1/17

Cleveland, GO, 5.25%, 12/1/17, (Callable           1,125                   1,230
12/1/14 @ 100)

Cuyahoga County, 5.25%, 12/1/18, (Callable         2,000                   2,182
12/1/14 @ 100)

Cuyahoga County Jail Facilities, GO,               3,000                   3,155
5.25%, 10/1/13

Dayton-Montgomery County Port                        665                     674
Authority, (AMT), 4.75%, 11/15/15

Dayton-Montgomery County Port                        965                     985
Authority, Development-Parking Garage
Project, Series A, 5.00%, 11/15/17,
(Callable 5/15/14 @ 100)

Economic Development Revenue,                        140                     139
3.50%, 12/1/07

Economic Development Revenue,                        815                     815
4.40%, 12/1/12

Erie County Hospital  Facilities                     400                     403
Revenue, 5.00%, 8/15/08

Erie County Hospital Facilities Revenue,             250                     263
 5.50%, 8/15/12

Franklin County Development Revenue,               2,270                   2,366
5.50%, 10/1/12, (Callable 10/1/09 @ 101)

Franklin County, Online Computer                   2,270                   2,322
Library Center, 5.00%, 4/15/10

Franklin County, Trinity Health, 5.00%,              475                     502
 6/1/13

Hamilton County Hospital Facilities                1,510                   1,570
Revenue, Cincinnati Children's Hospital,
Series J, 4.50%, 5/15/14

Higher Education, Case Western                     6,500                   7,273
Reserve, 6.25%, 7/1/14

Higher Education, Dennison University              1,000                   1,078
Project, 5.50%, 11/1/12, (Callable
11/1/11@ 101)

Higher Education, John Carroll                     1,435                   1,532
University, 5.25%, 11/15/14, (Callable
11/15/13 @ 100)

Higher Education, John Carroll                     1,490                   1,587
University, 5.25%, 11/15/15, (Callable
11/15/13 @ 100)

Higher Educational Facilities Revenue,               475                     466
Ohio Northern University Project, 3.50%,
5/1/10

Higher Educational Facilities Revenue,               645                     638
Ohio Northern University Project, 3.88%,
5/1/13

Housing Authority, 4.63%, 9/1/31,                  1,040                   1,040
(Callable 1/1/11 @ 100)

Housing Finance Agency, (AMT),                       260                     261
3.95%, 9/1/08

Housing Finance Agency, (AMT),                       170                     170
4.35%, 9/1/10

Housing Finance Agency, (AMT),                       650                     632
3.65%, 9/1/11

Housing Finance Agency, (AMT),                       170                     171
4.55%, 9/1/11

Housing Finance Agency, (AMT),                       820                     814
3.30%, 9/1/30, (Callable 3/1/13 @ 100)

Housing Finance Agency, Mortgage                   1,000                   1,000

Revenue, (AMT), 3.90%, 3/1/13

Kettering City School District, GO,                1,860                   1,959
4.75%, 12/1/20, (Callable 6/1/17 @ 100)

Knox County Hospital Facilities                    1,150                   1,157
Revenue, 4.70%, 6/1/08

Knox County Hospital Facilities                    6,250                   6,506
Revenue, 5.00%, 6/1/12

Lucas County, 6.65%, 12/1/12                         115                     115
Mental Health Capital Facilities, Series           2,135                   2,260
II-A, 5.00%, 6/1/13, (Callable 6/1/07 @ 100)

Miami County Hospital Facility, 5.25%,               500                     532
 5/15/15

Municipal Electric Generation Agency,              1,885                   2,020
Refunding, Joint Venture, 5-CTFS Ben
Int, 5.00%, 2/15/14

North Olmstead, 6.20%, 12/1/11                     3,000                   3,197
Ohio State Higher Education Facilities             2,010                   2,170
Revenue, 5.00%, 5/1/16

Ohio State Higher Education Facilities             3,115                   3,334
Revenue, 5.00%, 5/1/19, (Callable 5/1/16
@ 100)

Ohio State Higher Education, Series A,             2,310                   2,376
4.25%, 5/1/16

Ohio State University General Receipts,            5,880                   6,322
Series B, 5.25%, 6/1/18, (Callable 6/1/13
@ 100)

Richland County Hospital Facilities                  770                     815
Revenue, Medcentral Health Systems,
5.00%, 11/15/15

State Air Quality Development                        950                     950
Authority, Pollution Control, Ohio
Edison, Series C, 4.10%, 9/1/18 (d)

State Air Quality Development                      1,000                   1,000
Authority, Pollution Control, Ohio
Edison, Series C, 4.10%, 6/1/23 (d)

State Higher Educational Facility,                   385                     407
Mount Union College Project, 4.75%,
10/1/15

State Higher Educational Facility,                   300                     318
Mount Union College Project, 4.75%,
10/1/16

State Higher Educational Facility,                   980                   1,055
Mount Union College Project, 5.25%,
10/1/21, (Callable 10/1/16 @ 100)

State Infrastructure, Series A, GO,                1,000                   1,014
4.00%, 3/1/14

State Mental Health Facilities, 4.13%,             1,600                   1,631
6/1/15

State Schools, 5.00%, 6/15/13                      1,000                   1,068
State Solid Waste Revenue, Ohio Water              3,000                   3,009
Development Authority, (AMT), 4.85%,
11/1/22

State Solid Waste Revenue, Republic                3,470                   3,413
Services Project, (AMT), 4.25%, 4/1/33

Toledo-Lucas County, Port Authority                1,110                   1,122
Special Assessment Revenue, Crocker
Park Public Improvement Project, 5.00%,
12/1/09

Toledo-Lucas County, Port Authority                1,155                   1,165
Special Assessment Revenue, Crocker
Park Public Improvements Project,
5.00%, 12/1/08

University of Cincinnati, 5.00%, 6/1/10              300                     312
                                                                             ---
                                                                          98,214
                                                                          ------
PUERTO RICO  (2.9%)
Commonwealth, Refunding Series A,                  3,000                   3,127
5.00%, 7/1/30, (Mandatory Put 7/1/12 @ 100)                                -----

WASHINGTON  (3.1%)
Energy Northwest Electric Revenue,                 3,000                   3,333
5.50%, 7/1/15                                                              -----


TOTAL MUNICIPAL BONDS                                                    106,572
                                                                         -------


MONEY MARKETS  (0.4%)
Goldman Sachs Financial Tax Free                 419,418                     419
                                                                             ---
Money Market Fund

TOTAL MONEY MARKETS                                                          419
                                                                             ---



TOTAL (COST $105,497) (+) - 98.5%                                   $    106,991
                                                                         =======
------------

Percentages indicated are based on net assets of $108,637.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT                VALUE
                                                  ---------               -----
MUNICIPAL BONDS  (98.2%)

ILLINOIS  (1.8%)
Lemont Environmental Facilities                         900         $        900
Revenue, Citgo Petroleum Corp. Project,                                      ---
(AMT), 4.13%, 5/1/32 (d)

MICHIGAN  (93.4%)
Ann Arbor Water Supply Systems,                         880                  910
5.00%, 2/1/10

Avondale School District, UTGO,                         800                  828
5.00%, 5/1/10

Birmingham City School District,                      1,905                1,984
5.00%, 11/1/10

Building Authority Revenue, 5.00%,                    1,000                1,051
10/15/29, (Mandatory Put 10/15/11)

Certificate of Participation, Series A,               2,000                2,091
5.00%, 9/1/31, (Mandatory Put 9/1/11)

Chippewa Valley Schools, GO, 5.00%,                     500                  538
5/1/14

Clarkston Community Schools, 5.25%,                   1,000                1,081
5/1/29, (Prerefunded 5/1/13 @ 100)

Clarkston Schools, 4.00%, 5/1/12                        200                  202
Coldwater Electric Utility Revenue,                     515                  526
4.50%, 8/1/11

Coldwater Electric Utility Revenue,                     570                  586
4.50%, 8/1/13

Comprehensive Transportation, 5.50%,                    950                1,014
5/15/11

Detroit Convention Facilities, 5.00%,                 2,000                2,035
9/30/08

Detroit Sewer Disposal Revenue, 5.50%,                1,500                1,683
 7/1/16

Detroit Water Supply Systems, Series                  1,000                1,084
A, 5.00%, 7/1/15

Grand Rapids & Kent County Joint                        605                  630
Building Authority, GO, 5.50%,
10/1/09

Higher Education Facilities Authority                   320                  324
Revenue, Hope College Project, 4.60%,
10/1/08

Higher Education Facility Authority -                 1,265                1,265
Thomas M. Cooley Law School, 4.75%,
5/1/07

Higher Education Student Loan                         1,000                1,011
Authority Revenue, Series XII-W,
(AMT), 4.60%, 9/1/08
Higher Education Student Loan                           200                  203
Authority Revenue, Series XII-W,
(AMT), 4.75%, 3/1/09

Higher Education Student Loan                         1,000                  987
Authority Revenue, Series XVII-I (AMT),
 3.65%, 3/1/10

Hospital Financial Authority Revenue,                   300                  301
Hospital Crittenton, Series A, 4.15%,
3/1/08

Hospital Financial Authority Revenue,                   405                  406
McLaren Health Care, Series C, 4.00%,
8/1/08

Housing Development Authority,                          930                  926
Parkway Meadows Project, 3.50%,
10/15/08

Housing Development Authority,                          710                  706
Parkway Meadows Project, 3.50%,
10/15/09

Kalamazoo Water Revenue, Water                          450                  486
Supply System, 5.00%, 9/1/14

Kalamazoo Water Revenue, Water                          510                  554
Supply System, 5.00%, 9/1/15

Kent Hospital Financial Authority                       600                  625
Revenue, Spectrum Health, Series B,
5.00%, 7/15/11

Kent Hospital Financial Authority,                    1,075                1,100
Revenue, Spectrum Health, Series A,
5.25%, 1/15/09

Kent, Hospital Finance Authority                        430                  434
Revenue, Spectrum Health, 5.25%,
1/15/08

Macomb County Hospital Finance                        1,000                1,000
Authority Mount Clemens, Series A,
4.03%, 10/1/20 (d)

Mount Clemens Community School                        1,075                1,154
District, 5.50%, 5/1/12

Municipal Building Authority Revenue,                 1,000                1,037
Government Loan Program, Series C,
5.00%, 5/1/10

Muskegon County, Wastewater                           1,000                1,014
Management System, No. 1, (AMT),
5.00%, 7/1/08

Novi Community School District,                       2,320                2,362
Building & Site Improvements, 5.00%,
10/1/08

South Macomb Disposal Authority                       1,115                1,133
Revenue, 5.00%, 9/1/08

State Hospital Finance Authority                        250                  262
Revenue, 5.00%, 11/15/12

State Hospital Finance Authority                        250                  264
Revenue, 5.00%, 11/15/14

State Hospital Finance Authority                        450                  452
Revenue, Holland Community Hospital,
4.15%, 1/1/12
State Hospital Finance Authority                        530                  550
Revenue, Oakwood Obligation Group,
5.00%, 7/15/11

State Hospital Financial Authority                      905                  927
Revenue, General Hospital Obligations
Group, 5.00%, 5/15/10

State Housing Development Authority,                    395                  394
Multi-Family Revenue, 3.55%, 4/20/08

State Housing Development Authority,                    145                  145
Rental Housing Revenue, (AMT), Series
B, 4.00%, 4/1/12

State Housing Development Authority,                    195                  195
Rental Housing Revenue, (AMT), Series
B, 4.00%, 10/1/12

State Housing Development Authority,                    100                  100
Rental Housing Revenue, (AMT), Series
B, 4.05%, 4/1/13

State Housing Development Authority,                    210                  210
Rental Housing Revenue, (AMT), Series
B, 4.05%, 10/1/13

State Strategic Fund Solidwaste                         250                  252
Disposal Revenue, 4.63%, 12/1/12

Strategic Fund, Hope Network Project,                   615                  616
Series B, 4.75%, 9/1/07

University of Michigan Hospital                       2,000                2,039
Revenue, 5.00%, 12/1/08

University of Michigan Hospital                         510                  525
Revenue, 5.00%, 12/1/09

Warren School District, GO, 5.00%,                      750                  815
5/1/16

Wayne County Airport Authority,                       1,000                1,027
5.00%, 12/1/09

Wayne County Community College,                       1,000                1,033
5.25%, 7/1/09

Wayne-Westland Community Schools,                     1,000                1,038
5.00%, 5/1/10

Wyandotte City School District, 4.00%,                  810                  821
 5/1/13

Wyandotte,  Electric Revenue, (AMT),                    600                  611
4.50%, 10/1/11

Wyandotte, Electric Revenue, (AMT),                     600                  625
5.00%, 10/1/12

Zeeland, Water System Revenue,                          255                  255
(AMT), 4.00%, 10/1/07

Zeeland, Water System Revenue,                          270                  269
(AMT), 4.00%, 10/1/08

Zeeland, Water System Revenue,                          280                  276
(AMT), 4.00%, 10/1/09                                                        ---
                                                                          46,972
                                                                          ------

PUERTO RICO  (3.0%)
Commonwealth Government                                 500                  532
Development, (AMT), 5.25%, 1/1/15

Public Buildings Authority Revenue,                   1,000                1,001
Refunding, Government Facilities, Series                                   -----
K, 4.50%, 7/1/22, (Mandatory Put 7/1/07)
                                                                           1,533
                                                                          ------

TOTAL MUNICIPAL BONDS                                                     49,405
                                                                          ------

MONEY MARKETS  (0.5%)
AIM Tax Free Money Market Fund                          180                  - #
Dreyfus Tax Exempt Money Market Fund                  1,538                    2
Goldman Sachs Financial Tax Free                    259,520                  260
Money Market Fund
Merrill Lynch Institutional Tax Exempt Fund             380                  - #
                                                                             ---

TOTAL MONEY MARKETS                                                          262
                                                                             ---


TOTAL (COST $49,874) (+) - 98.7%                                    $     49,667
                                                                          ======
------------

Percentages indicated are based on net assets of $50,324.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
APRIL 30, 2007                 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

*      Non-income producing security.
**     Rate represents the effective yield at purchase.
#      Market value is less than five hundred dollars.
+      Represents cost for financial reporting purposes.
(a) Part of this security has been deposited as initial margin on open futures contracts.
(b)    Affiliate.
(c) Dollar value included in the security description indicated represents expected per share annual dividend.
(d) Variable rate security. Rate presented represents rate in effect at April 30, 2007. Maturity date represents actual maturity date.
(e) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(f) All or part of this security has been deposited as collateral for TBA security.
(g)    All or part of this security was on loan at April 30, 2007.
(h)    Investment is in Institutional Shares of underlying fund.
(i)    Common Stock.
(j) The Fund's securities were fair valued at April 30, 2007 using procedures approved by the Board of Trustees.
(k)    Rate reflected is an investment rate of return.


The following abbreviations are used in these Schedules of Portfolio Investments:

ADR - American Depositary Receipt
AMT - Alternative Minimum Tax Paper
CBTCS - Convertible Bond Transferable
        Custodial Security
ETM - Escrowed to Maturity
GDR - Global Depositary Receipt
GO - General Obligation
TBA - To be announced
UTGO - Unlimited Tax General Obligation
W/I - When Issued

FIFTH THIRD PRIME MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT               VALUE
                                                   ---------              -----
CERTIFICATES OF DEPOSIT  (12.9%)
Bank of Montreal, 5.29%, 6/22/07                      15,000        $     15,000
BNP Paribas, 5.32%, 5/21/07                           16,000              16,000
BNP Paribas, 5.26%, 6/8/07                            10,000              10,000
BNP Paribas, 5.35%, 7/30/07                            7,000               7,000
Branch Banking & Trust, 5.29%,                        10,000              10,000
7/3/07
Citibank, 5.31%, 5/15/07                              10,000              10,000
Citibank, 5.30%, 6/5/07                               10,000              10,000
Credit Suisse First Boston, 5.30%,                    10,000              10,000
10/24/07
Depfa Bank PLC, 5.32%, 8/1/07                         15,000              15,000
Deutsche Bank, 5.35%, 8/7/07                          10,000              10,000
Natexis Banques Populaires, 5.55%,                    10,000              10,001
6/18/07
Natexis Banques Populaires, 5.34%,                    15,000              15,000
8/7/07 *
Natexis Banques Populaires, 5.37%,                    10,000              10,000
11/13/07 *
Suntrust Bank, 5.29%, 10/29/07 *                       5,000               5,000
                                                                           -----
TOTAL CERTIFICATES OF DEPOSIT                                            153,001
                                                                         -------

COMMERCIAL PAPER  (27.4%)
Abbey National, 5.33%, 6/1/07 **                      10,000               9,956
Bank of America Corp., 5.37%, 7/23/07 **               3,100               3,063
Barclays U.S. Funding, 5.40%, 7/13/07 **              10,000               9,894
Bear Stearns & Co., Inc., 5.37%,                       5,000               4,969
6/13/07 **
BNP Paribas, 5.39%, 5/1/07 **                         22,000              22,000
Citigroup Funding, Inc., 5.39%, 8/7/07 **              5,000               4,929
Citigroup Funding, Inc., 5.40%, 8/15/07 **            10,000               9,846
CRC Funding LLC, 5.38%, 5/3/07 ** (a)                 10,000               9,997
Depfa Bank PLC, 5.41%, 5/1/07 **(a)                    4,000               4,000
Deutsche Bank, 5.34%, 5/24/07 **                      15,000              14,950
General Electric Capital Corp., 5.40%,                15,000              14,876
6/27/07 **
Goldman Sachs Group, Inc., 5.36%,                     10,000               9,965
5/25/07 **
Hbos Treasury Services PLC, 5.36%,                    12,500              12,476
5/14/07 **
Hbos Treasury Services PLC, 5.38%,                    15,000              14,965
5/17/07 **
Hbos Treasury Services PLC, 5.49%,                    10,000               9,940
6/11/07 **
HBOS Treasury Services PLC, 5.40%,                    10,000               9,888
7/18/07 **
Hbos Treasury Services PLC, 5.32%,                     5,000               5,000
1/18/08
Marshall & Ilsley Corp., 5.39%, 6/14/07 **            10,000               9,936

Michigan State, 5.41%, 10/4/07 **                      5,770               5,770
Morgan Stanley, 5.38%, 6/14/07 **                     10,000               9,937
Natexis Banques Populaires, 5.33%,                    20,000              20,000
5/1/07 **
Old Line Funding LLC, 5.37%, 6/7/07 ** (a)            10,000               9,946
Park Avenue Receivables, 5.35%,                        7,805               7,781
5/22/07 **(a)
Procter & Gamble Co., 5.36%, 5/25/07 ** (a)           11,295              11,256
Sheffield Receivables, 5.35%, 5/8/07 ** (a)           12,000              11,988
Sheffield Receivables, 5.36%, 5/18/07 ** (a)          10,422              10,396
Societe Generale, 5.40%, 5/10/07 **                   15,000              14,980
Societe Generale, 5.49%, 6/11/07 **                    3,500               3,479
Toyota Motor Credit Corp., 5.37%, 8/17/07 **          10,000               9,845
UBS Finance, 5.35%, 5/8/07 **                          9,500               9,490
UBS Finance, 5.49%, 5/29/07 **                        10,000               9,959
UBS Finance, 5.37%, 6/20/07 **                         9,800               9,729
                                                                           -----
TOTAL COMMERCIAL PAPER                                                   325,206
                                                                         -------

CORPORATE BONDS  (23.6%)
Abbey National, 5.36%, 6/29/07 *                      10,000              10,001
Bear Stearns & Co., Inc., 7.80%,                       6,000               6,040
8/15/07
Bear Stearns & Co., Inc., 5.30%, 1/9/08 *             12,000              12,000
Bear Stearns & Co., Inc., 5.40%, 5/5/08 *             20,000              20,000
Bear Stearns & Co.. Inc., 4.00%,                       7,000               6,937
1/31/08
Citigroup, Inc., 3.50%, 2/1/08                        10,000               9,868
Credit Suisse First Boston, 5.40%,                    12,000              12,000
12/21/07
Credit Suisse First Boston, 4.63%,                     7,000               6,964
1/15/08
Florida Hurricane Catastrophe, 5.33%,                 12,000              12,000
5/14/08 *
General Electric Capital Corp., 3.45%,                10,705              10,663
7/16/07
General Electric Capital Corp., 3.50%,                 4,000               3,979
8/15/07
Goldman Sachs Group, Inc., 5.46%,                     15,000              15,001
5/11/07 *
Goldman Sachs Group, Inc., 4.13%,                      5,000               4,960
1/15/08
HSBC Finance Corp., 5.41%, 6/1/07 *                   10,000              10,001
HSBC Finance Corp., 5.33%, 4/4/08 *                   10,000              10,000
IBM Corp., 6.45%, 8/1/07                               2,010               2,015
Lehman Brothers Holdings, 8.25%,                      13,727              13,773
6/15/07
Merrill Lynch & Co., 5.57%, 7/11/07 *                 15,000              15,000
Merrill Lynch & Co., 4.25%, 9/14/07                   13,405              13,351
Merrill Lynch & Co., 5.30%, 4/18/08 *                  8,000               8,000
Morgan Stanley, 5.48%, 7/27/07 *                      10,000              10,004
Morgan Stanley, 5.40%, 5/2/08 *                       15,000              15,000
SunTrust Bank, 5.42%, 5/17/07 *                       10,000              10,000
Wachovia Corp., 5.44%, 7/20/07                         5,000               5,001
Wachovia Corp., 4.85%, 7/30/07                        11,395              11,379
Wells Fargo & Co., 5.33%, 5/14/08                     25,000              25,001
                                                                          ------
TOTAL CORPORATE BONDS                                                    278,938
                                                                         -------

DEMAND NOTES  (13.3%)

Beavercreek Enterprises, 5.38%, 3/2/20,                3,990               3,990
(LOC: National City Bank) *

Buckeye Corrugated, Inc., 5.37%,                       4,945               4,945
10/1/17, (LOC: Key Bank) *(a)

Bybee Foods LLC, 5.37%, 11/1/26,                       1,600               1,600
(LOC: Key Bank) *

Capital One Funding Corp., 5.33%,                      1,670               1,670
10/1/14, (LOC: Bank One) *

Capital One Funding Corp., 5.33%,                        611                 611
7/2/18, (LOC: Bank One) *(a)

Capital One Funding Corp., 5.33%,                        800                 800
10/1/21, (LOC: Bank One) *(a)

Capital One Funding Corp., 5.33%,                      3,094               3,094
1/4/27, (LOC: Bank One) *

Central Michigan Inns, 5.39%, 4/1/30,                  1,985               1,985
(LOC: Michigan National Bank) *

CHF-ELON LLC, 5.35%, 6/1/35,                           6,500               6,500
(LOC: Regions Financial Corp.) *(a)

Clare at Water Tower, 5.35%, 5/15/38,                 12,500              12,500
(LOC: Lasalle Bank) *

Cornerstone Funding Corp., 5.40%,                      7,935               7,935
12/1/11, (LOC: SunTrust) *

Cornerstone Funding Corp., 5.40%,                      5,564               5,564
9/1/25, (LOC: SunTrust) *

Harry W. Albright, Jr., 5.42%, 5/1/21,                 5,485               5,485
(LOC: National Australia Bank) *
HWP Co., Ltd. Project, 5.38%,                          4,175               4,175
12/3/18, (LOC: National City Bank) * (a)

Iowa 80 Group Inc., 5.45%, 6/1/16,                     3,800               3,800
(LOC: Wells Fargo) *

Jackson 2000, 5.37%, 6/1/49, (LOC:                     8,830               8,830
KeyBank) *

Jefferson Land Development, 5.43%,                     1,015               1,015
10/1/16, (LOC:  National City Bank) * (a)

Landmark Medical LLC, 5.37%, 1/1/21,                   7,380               7,380
 (LOC: Bank One) *

Lexington Financial Services, 5.36%,                   8,500               8,500
2/1/26, (LOC: LaSalle Bank) *

Mount Carmel East Professional, 5.38%,                 1,415               1,415
 1/1/14, (LOC: National City) *(a)

Mr. K Enterprises, 5.52%, 9/1/16,                      5,750               5,750
(LOC: National Australia Bank) *

New Belgium Brewery Co., 5.50%,                        2,790               2,790
7/1/15, (LOC:  KeyBank) *

Northside Christian Church, 5.37%,                     6,490               6,490
4/1/30, (LOC: Bank One) *

PCI Paper Conversions, Inc., 5.37%,                    1,535               1,535
4/1/10, (LOC: KeyBank) *

Pittsburgh Technical Institute, 5.38%,                 9,535               9,535
10/1/15, (LOC: National City Bank) *

Revenue Bond CTF Series Trust,                         3,740               3,740

5.52%, 6/1/24, (LOC:  AIG) *(a)

Royal Town Center LLC Project,                         5,095               5,095
5.37%, 10/1/47, (LOC: Comerica Bank) *(a)

Saint Andrew United, 5.35%, 7/1/29,                   12,385              12,385
(LOC: Wachovia Bank) *

SDK Cameron LLC, 5.36%, 10/1/35,                       3,185               3,185
(LOC: Comerica Bank) *(a)

Second & Main, Ltd., 5.38%, 8/1/11,                    1,750               1,750
(LOC: National City Bank) *

Secor Realty, Inc., 5.38%, 4/1/20,                     7,540               7,540
(LOC: National City Bank) *

SGS Tool Co., 5.38%, 12/1/12, (LOC:                    4,175               4,175
Bank One) *

Zeigler Realty LLC, 5.38%, 9/1/26,                     1,320               1,320
(LOC: National City Bank) *                                                -----
TOTAL DEMAND NOTES                                                       157,084
                                                                          ------


MUNICIPAL BONDS  (14.1%)
ALASKA  (0.3%)
Four Dam Pool Electric Revenue,                        3,380               3,380
5.35%, 7/1/26 *                                                            -----

CALIFORNIA  (3.3%)
Riverside County, 5.35%, 11/1/20 *                     6,800               6,800
Sacramento County, 5.35%, 7/1/22 *                    32,430              32,430
                                                                          ------
                                                                          39,230
                                                                          ------

COLORADO  (1.3%)
Housing & Finance Authority,                          14,000              14,000
Multifamily, Class II-B-1, 5.35%, 10/1/44 *

Pueblo Housing Authority Purchasing                    1,735               1,735
                                                                           -----
Revenue, 5.50%, 12/1/18 *(a)
                                                                          15,735
                                                                          ------

GEORGIA  (0.9%)
Columbus Development Authority,                       10,125              10,125
                                                                          ------
Industrial Revenue, Litho-Krome Project,
5.35%, 8/1/22 *

IOWA  (0.6%)
Dallas County Industrial Development                   6,980               6,980
Revenue, Sioux City Brick & Tile,                                          -----
5.37%, 9/1/21 *

KENTUCKY  (1.3%)
Bardstown Industrial Revenue, 5.42%,                   7,950               7,950
6/1/24 *

Webster County Industrial Revenue,                     7,400               7,400
Green River Project, 5.35%, 11/1/24 *                                      -----

                                                                          15,350
                                                                          ------

MICHIGAN  (1.7%)
Commerce Charter Township,                            20,000              20,000
Downtown Development, 5.35%, 10/1/34 *                                    ------

NEW YORK  (1.0%)
Housing Development Corp.,                            12,355              12,355
                                                                          ------

Multifamily Rental Housing Revenue,
5.30%, 6/1/33 *

NORTH CAROLINA  (1.3%)
Roman Catholic Diocese, Series A,                     15,225              15,225
5.37%, 6/1/18 *                                                           ------

PENNSYLVANIA  (0.2%)
Allegheny County, Industrial                           2,510               2,510
                                                                           -----
Development Authority Revenue, 5.38%,
5/1/15 *

UTAH  (0.8%)
Housing Corp., Multi Family Revenue,                   2,061               2,061
5.52%, 1/1/22 *

Telecommunication Open Infrastructure                  8,000               8,000
                                                                           -----
Agency, 5.35%, 7/15/26 *
                                                                          10,061
                                                                          ------

WASHINGTON  (1.4%)
Housing Finance Community,                             3,790               3,790
Multifamily Revenue, Monticello Park
Project, 5.34%, 9/1/34 *

State Housing Finance Community,                       1,610               1,610
Multi Family Revenue, Eaglepointe
Apartments-B, 5.52%, 7/1/28 *
State Housing Finance Revenue, 5.35%,                 11,100              11,100
1/1/38 *                                                                  ------

                                                                          16,500
                                                                          ------

TOTAL MUNICIPAL BONDS                                                    167,451
                                                                          ------


REPURCHASE AGREEMENTS  (8.4%)
Deutsche Bank, 5.22%, 5/1/07                          75,000              75,000
UBS Investment Bank, 5.21%, 5/1/07                    24,315              24,315
                                                                          ------
TOTAL REPURCHASE AGREEMENTS                                               99,315
                                                                          ------


MONEY MARKETS  (0.2%)
AIM STIT Liquid Assets Portfolio                   1,228,406               1,229
Goldman Sachs Financial Square Prime               1,216,210               1,216
                                                                           -----
Obligations Fund
TOTAL MONEY MARKETS                                                        2,445
                                                                          ------



TOTAL (COST $1,183,440) (+) - 99.9%                                 $  1,183,440
                                                                       =========
------------

Percentages indicated are based on net assets of $1,184,224.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INSTITUTIONAL  MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT                 VALUE
                                                ---------               -----

CERTIFICATES OF DEPOSIT  (14.1%)
Bank of Montreal, 5.29%, 6/22/07                    15,000          $    15,000
Bank of Nova Scotia, 5.21%, 10/4/07                 11,000               10,993
BNP Paribas, 5.32%, 5/21/07                          5,000                5,000
BNP Paribas, 5.26%, 6/8/07                          15,000               15,000
BNP Paribas, 5.35%, 7/30/07                         18,000               18,000
Branch Banking & Trust, 5.29%,                       5,000                5,000
7/3/07
Citibank, 5.31%, 5/15/07                            15,000               15,000
Citibank, 5.30%, 6/5/07                             15,000               15,000
Citibank, 5.30%, 7/5/07                             15,000               15,000
Credit Suisse First Boston, 5.30%,                  15,000               15,000
10/24/07
Depfa Bank PLC, 5.32%, 8/1/07                       10,000               10,000
Deutsche Bank, 5.35%, 8/7/07                        20,000               20,001
Deutsche Bank, 5.31%, 10/11/07                      15,000               15,000
Deutsche Bank, 5.35%, 4/14/08                       10,000               10,000
Natexis Banques Populaires, 5.55%,                  25,000               25,002
6/18/07
Natexis Banques Populaires, 5.34%,                  20,000               20,000
8/7/07 *
Natexis Banques Populaires, 5.37%,                  15,000               15,000
11/13/07 *
National City Bank, 5.32%, 5/11/07 *                 5,000                5,000
Societe Generale, 5.27%, 9/21/07 *                  20,000               19,998
                                                                         ------
TOTAL CERTIFICATES OF DEPOSIT                                           268,994
                                                                        -------


COMMERCIAL PAPER  (34.6%)
Abbey National, 5.33%, 6/1/07 **                    15,000               14,934
Amsterdam Funding Corp., 5.40%,                      5,000                4,998
5/4/07 **(a)
Amsterdam Funding Corp., 5.50%,                     25,000               24,978
5/7/07 **(a)
Bank of America Corp., 5.37%, 6/28/07 **            10,725               10,634
Barclays U.S. Funding, 5.37%, 5/29/07 **            13,875               13,818
Barclays U.S. Funding, 5.38%, 7/11/07 **            20,000               19,794
Barclays U.S. Funding, 5.40%, 7/13/07 **            15,000               14,841
Bear Stearns & Co., Inc., 5.37%,                    10,000                9,938
6/13/07 **
Bear Stearns Co., Inc., 5.38%, 7/6/07 **            10,000                9,904
BNP Paribas, 5.39%, 5/1/07 **                       50,000               49,999
CAFCO LLC, 5.36%, 5/29/07 **(a)                     13,400               13,345
California State University, 5.32%,                  8,380                8,380
6/8/07
Citigroup Funding, Inc., 5.39%, 8/7/07 **           20,000               19,716
Citigroup Funding, Inc., 5.40%, 8/15/07 **          10,000                9,846

CRC Funding LLC, 5.38%, 5/3/07 ** (a)               20,000               19,994
Depfa Bank PLC, 5.41%, 5/1/07 **(a)                  4,000                4,000
General Electric Capital Corp., 5.40%,              10,000                9,918
6/27/07 **
Goldman Sachs Group, Inc., 5.36%,                   15,000               14,948
5/25/07 **
Hbos Treasury Services PLC, 5.38%,                  16,100               16,063
5/17/07 **
Hbos Treasury Services PLC, 5.40%,                  15,000               14,831
7/18/07 **
Hbos Treasury Services PLC, 5.32%,                  10,000               10,000
1/18/08
Marshall & Ilsley Corp., 5.39%, 6/14/07 **          15,000               14,903
Morgan Stanley, 5.38%, 6/14/07 **                   10,000                9,937
Morgan Stanley & Co, Inc., 5.38%,                   35,000               34,995
5/2/07 **
Morgan Stanley Dean Witter, 5.28%,                  20,000               20,001
7/30/07
Natexis Banques Populaires, 5.33%,                  12,630               12,630
5/1/07 **
Old Line Funding LLC, 5.37%, 6/7/07 ** (a)          25,000               24,865
Park Avenue Receivables, 5.35%,                     15,000               14,954
5/22/07 ** (a)
Procter & Gamble Co., 5.37%, 6/20/07 ** (a)         15,000               14,891
Purdue Research Foundation, 5.32%,                     6,150              6,150
6/6/07
Salvation Army, 5.36%, 5/1/07                       12,000               12,000
San Jose International Airport, 5.42%,              12,608               12,589
5/11/07 **
Sheffield Receivables, 5.35%, 5/8/07 ** (a)         25,541               25,515
Sheffield Receivables, 5.37%, 5/14/07 ** (a)        25,000               24,952
Sheffield Receivables, 5.38%, 5/31/07 ** (a)         7,850                7,816
Societe Generale, 5.40%, 5/10/07 **                 17,675               17,652
Societe Generale, 5.37%, 6/19/07 **                  5,900                5,858
State of Michigan, 5.41%, 10/4/07 **                15,000               15,000
Toyota Motor Credit Corp., 5.37%,                   15,000               14,767
8/17/07 **
UBS Finance, 5.36%, 5/1/07 **                       12,500               12,500
UBS Finance, 5.35%, 5/8/07 **                       15,000               14,985
UBS Finance, 5.37%, 5/22/07 **                       7,550                7,527
UBS Finance, 5.39%, 7/19/07 **                       5,020                4,962
UBS Finance, 5.39%, 8/23/07 **                      15,000               14,753
                                                                         ------
TOTAL COMMERCIAL PAPER                                                  659,081
                                                                        -------

CORPORATE BONDS  (21.6%)
Abbey National, 5.36%, 6/29/07 *                    25,000               25,003
American Express Co., 3.75%,                         8,210                8,138
11/20/07
Bear Stearns & Co., Inc., 7.80%,                    12,490               12,573
8/15/07
Bear Stearns & Co., Inc., 5.30%, 1/9/08 *           18,000               18,000
Bear Stearns & Co., Inc., 5.40%, 5/5/08 *           16,000               16,000
Bear Stearns & Co.. Inc., 4.00%, 1/31/08            10,328               10,235
Branch Banking & Trust, 5.42%, 6/4/07 *              9,330                9,331
Capital Markets Access, 5.35%, 11/1/30 *             7,205                7,205

Citigroup, Inc., 5.41%, 6/4/07 *                     5,000                5,000
Citigroup, Inc., 3.50%, 2/1/08                      10,000                9,868
Credit Suisse First Boston, 5.40%,                  15,300               15,300
12/21/07
Credit Suisse First Boston, 4.63%,                   7,000                6,964
1/15/08
Florida Hurricane Catastrophe, 5.33%,               15,000               15,000
5/14/08 *
General Electric Capital Corp., 3.45%,               6,000                5,976
7/16/07
Goldman Sachs Group, Inc., 5.46%,                    6,000                6,000
5/11/07 *
HSBC Finance Corp., 5.41%, 6/1/07 *                 11,000               11,001
HSBC Finance Corp., 5.33%, 4/4/08 *                 15,000               15,000
IBM Corp., 5.35%, 6/28/07 *                         25,000               25,002
IBM Corp., 6.45%, 8/1/07                             2,000                2,005
JP Morgan Chase & Co., 5.25%,                       13,535               13,533
5/30/07
Lehman Brothers Holdings, 8.25%,                    12,000               12,040
6/15/07
Marshall & Ilsley Bank, 4.13%, 9/4/07               14,670               14,614
Marshall & Ilsley Bank, 3.80%, 2/8/08                6,385                6,314
Merrill Lynch & Co., 5.36%, 6/15/07 *               20,000               20,002
Merrill Lynch & Co., 3.38%, 9/14/07                 11,428               11,348
Merrill Lynch & Co., 5.30%, 4/18/08 *               18,000               18,000
Morgan Stanley, 5.48%, 7/27/07 *                    23,800               23,811
National City Bank of Indiana, 4.88%,               10,720               10,707
7/20/07
Proctor & Gamble Co., 4.75%,                         5,000                4,996
6/15/07
SunTrust Bank, 5.42%, 5/17/07 *                      9,755                9,755
Toyota Motor Credit Corp., 5.30%,                    6,000                6,000
7/2/07 *
US Bank NA, 3.70%, 8/1/07                            5,500                5,478
Wachovia Corp., 5.44%, 7/20/07 *                     5,000                5,001
Wachovia Corp., 4.85%, 7/30/07                      15,000               14,978
Wells Fargo & Co., 5.33%, 5/14/08 *                 10,000               10,000
                                                                         ------
TOTAL CORPORATE BONDS                                                   410,178
                                                                        -------


DEMAND NOTES  (3.3%)
Appletree Property LLC, 5.37%, 7/1/26,               5,645                5,645
 (LOC: Regions Financial Corp.) *

Capital One Funding, 5.33%, 8/2/21,                    519                  519
(LOC: Bank One) *

Capital One Funding, 5.33%, 4/1/26,                  3,021                3,021
(LOC: Bank One) *

CHF-ELON LLC, 5.35%, 6/1/35,                         7,000                7,000
(LOC: Regions Financial Corp.) *(a)

Cornerstone Funding Corp., 5.40%,                    4,309                4,309
11/1/23, (LOC:  SunTrust) *

Cornerstone Funding Corp., 5.40%,                    4,135                4,135
1/1/34, (LOC:  SunTrust) *

Foster/Schweihofer Real, 5.36%, 9/20/33 *            7,215                7,215

Gulf Gate Apartments, 5.40%, 9/1/28,                 4,000                4,000

(LOC: Wells Fargo) *(a)

J&S Properties, Inc., 5.37%, 3/1/26,                 3,325                3,325
(LOC:Regions Financial Corp.) *

Metaltec Steel Abrasive, 5.35%,                      4,240                4,240
11/1/34, (LOC: Comerica Bank) *

Northport Baptist Church, 5.37%,                     2,900                2,900
9/1/24, (LOC: Regions Financial Corp.) *

Praise Tabernacle Outreach, 5.37%,                   3,615                3,615
6/1/24, (LOC: Comerica Bank) *

Sioux City Brick & Tile, 5.35%,                     12,250               12,250
12/1/36, (LOC: US Bank) *(a)                                             ------

TOTAL DEMAND NOTES                                                       62,174
                                                                         ------

MUNICIPAL BONDS  (16.7%)
ARKANSAS  (0.9%)
Northwest Regional Airport Authority,               15,725               15,725
Airport Revenue, Series A, 5.35%, 2/1/21 *

Northwest Regional Airport Authority,                  630                  630
Airport Revenue, Series B, 5.35%, 2/1/08 *                                  ---
                                                                         16,355
                                                                         ------

CALIFORNIA  (1.3%)
Kern Water Authority Revenue, Series                 4,600                4,600
B, 5.40%, 7/1/28 *

Sacramento County, 5.35%, 7/1/22 *                   5,000                5,000
Sacramento County Housing Authority,                 1,850                1,850
Multifamily Revenue, Natomas Park
Apartments, Series B, 5.35%, 7/15/35 *

Saint Michael's Episcopal Day School,                1,890                1,890
5.42%, 7/1/28 *

San Jose Financing Authority Lease                   8,000                8,000
Revenue, Hayes Mansion, Phase B,
5.35%, 7/1/24 *

Statewide Community Development                      2,645                2,645
Authority, Multifamily Revenue, Palms
Apartments, 5.33%, 5/15/35 *

Statewide Community Development                      1,200                1,200
Authority, Multifamily Revenue, Series                                    -----
X-T, 5.35%, 10/15/32 *

                                                                         25,185
                                                                         ------

COLORADO  (0.7%)
Housing & Finance Authority,                        14,000               14,000
                                                                         ------
Multifamily, Class II-B-1, 5.35%, 10/1/44 *

FLORIDA  (0.3%)
Homestead Special Obligation Revenue,                6,490                6,490
                                                                          -----
5.35%, 11/1/18 *

GEORGIA  (0.8%)
Augusta Housing Authority Multifamily                  500                  500
Revenue, 5.42%, 5/15/33 *

Municipal Gas Authority Revenue,                    14,765               14,765
5.35%, 2/1/15 *                                                          ------
                                                                         15,265
                                                                         ------

ILLINOIS  (0.7%)
Financial Authority Revenue, Fairview                1,120                1,120
Obligation, Series D, 5.35%, 8/15/34 *

Financial Authority Revenue, Franciscan             12,000               12,000
 Community, Series B, 5.35%, 5/1/36 *                                    ------


                                                                         13,120
                                                                         ------

INDIANA  (2.0%)
Health Facilities Financing Authority                3,925                3,925
Revenue, 5.33%, 4/1/24 *

Health Facilities Financing Authority,              23,275               23,275
Hospital Revenue, Community
Foundation of Northwest Indiana, Series
B, 5.35%, 8/1/25 *

Indianapolis Economic Development                      978                  978
Multifamily Housing Revenue, Series B,
5.37%, 11/1/36 *

Terre Haute Industrial Revenue,                      9,300                9,300
Westminster, Series B, 5.37%, 8/1/36 *                                    -----

                                                                         37,478
                                                                         ------

KENTUCKY  (0.3%)
Boone County Industrial Revenue,                     5,230                5,230
5.47%, 6/1/23 *                                                           -----


MARYLAND  (2.0%)
State Health & Higher Educational                   18,700               18,700
Facilities Revenue, Series B, 5.35%,
1/1/28 *

State Health & Higher Educational                   19,060               19,060
Facilities Revenue, Series B, 5.35%,                                     ------
1/1/35 *

                                                                         37,760
                                                                         ------

MICHIGAN  (2.4%)
Canton Charter Township, General                     1,500                1,500
Obligation, 5.42%, 3/1/11 *

Commerce Charter Township,                          13,000               13,000
Downtown Development, 5.35%, 10/1/18 *

Commerce Charter Township,                          15,000               15,000
Downtown Development, 5.35%, 10/1/34 *

Kent County, 5.32%, 3/1/08 *                        12,000               12,000
Ypsilanti Charter Township, Taxable                  3,340                3,340
Capital Improvements, Series B, 5.42%,                                    -----
4/1/19 *

                                                                         44,840
                                                                         ------

MINNESOTA  (0.2%)
Plymouth Revenue, Carlson Center                     1,000                1,000
Project, 5.37%, 4/1/12 *

St. Paul Port Authority District, 5.43%,             3,495                3,495
3/1/22 *                                                                  -----
                                                                          4,495
                                                                         ------

MISSISSIPPI  (1.1%)
Business Finance Corp. Revenue, Deuce                7,225                7,225

McAllister, 5.37%, 12/1/21 *

Mississippi Business Finance Corp.,                 13,000               13,000
Industrial Development Revenue, 5.35%,                                   ------
4/1/22 *(a)

                                                                         20,225
                                                                         ------

MISSOURI  (0.5%)
Kansas City Industrial Development                   8,925                8,925
Authority, Taxable Downtown Arena,                                        -----
5.35%, 4/1/40 *

NEBRASKA  (0.6%)
Omaha Special Obligation, Riverfront                11,765               11,765
Redevelopment, 5.37%, 2/1/26 *                                           ------


NEW MEXICO  (0.2%)
Albuquerque Industrial Revenue,                      3,610                3,610
KTECH Corp. Project, 5.40%, 11/1/22 *                                     -----

NEW YORK  (0.8%)
Housing Development Corp.,                          14,800               14,800
Multifamily Rental Housing Revenue,                                      ------
5.30%, 6/1/33 *

NORTH CAROLINA  (0.4%)
Roman Catholic Diocese, Series A,                    8,140                8,140
5.37%, 6/1/18 *                                                           -----


OHIO  (0.8%)
Air Quality Development Authority, AK               13,000               13,000
 Steel, Series B, 5.35%, 6/1/24 *

Cuyahoga County Ohio Health Care                     3,125                3,125
Revenue, 5.37%, 5/15/12 *                                                 -----

                                                                         16,125
                                                                         ------

PENNSYLVANIA  (0.2%)
Berks County Industrial  Development                 1,500                1,500
Authority Revenue, 5.39%, 7/1/16 * (a)

Berks County Municipal Authority,                    2,885                2,885
5.37%, 5/15/22 *                                                          -----

                                                                          4,385
                                                                         ------

UTAH  (0.1%)
Tooele City Industrial Development                   2,100                2,100
Revenue, Series A, 5.37%, 10/1/22 *                                       -----


WASHINGTON  (0.2%)
Housing  Finance Community                           2,000                2,000
Multifamily Housing Revenue, Everett,
Series B, 5.34%, 1/15/38 *

Housing Finance Community                            1,115                1,115
Multifamily Revenue, Granite Falls,
Series B, 5.33%, 10/1/27 *

Housing Finance Community                              695                  695
Multifamily Revenue, Summer Ridge,                                          ---
Series B, 5.43%, 12/1/29 *

                                                                          3,810
                                                                         ------

WISCONSIN  (0.2%)
State Health & Educational Facilities                3,445                3,445
                                                                          -----

Revenue, Upland Hills, Series D, 5.34%,
5/1/25 *

TOTAL MUNICIPAL BONDS                                                   317,548
                                                                        -------


U.S. GOVERNMENT AGENCIES  (0.4%)
FREDDIE MAC  (0.4%)
5.32%, 1/15/42 *                                     7,714                7,714
                                                                          -----
TOTAL U.S. GOVERNMENT AGENCIES                                            7,714
                                                                          -----

REPURCHASE AGREEMENTS  (9.0%)
Deutsche Bank, 5.22%, 5/1/07                       120,000              120,000

UBS Investment Bank, 5.21%, 5/1/07                  51,325               51,325
                                                                         ------

TOTAL REPURCHASE AGREEMENTS                                             171,325
                                                                        -------


MONEY MARKETS  (0.2%)
AIM STIT Liquid Assets Portfolio                 2,663,731                2,663
Goldman Sachs Financial Square Prime             1,730,681                1,731
                                                                          -----
Obligations Fund

TOTAL MONEY MARKETS                                                       4,394
                                                                          -----



TOTAL (COST $1,901,408) (+) - 99.9%                                 $ 1,901,408
                                                                      =========
------------

Percentages indicated are based on net assets of $1,902,543.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT                   VALUE
                                              ---------                 -----
GOVERNMENT BONDS  (2.3%)
Overseas Private Invest, 5.33%,                  15,000           $     15,000
12/31/10 *
Overseas Private Invest, Series 165A,             9,013                  9,013
5.33%, 1/15/09 *                                                         -----
TOTAL GOVERNMENT BONDS                                                  24,013
                                                                        ------

U.S. GOVERNMENT AGENCIES  (34.6%)
FANNIE MAE  (6.9%)
4.00%, 5/9/07                                     1,865                  1,864
3.38%, 5/15/07                                    5,885                  5,881
3.88%, 5/15/07                                    4,822                  4,819
5.24%, 5/16/07 **                                12,205                 12,179
4.00%, 5/23/07                                   10,000                  9,993
4.84%, 6/22/07                                    1,775                  1,774
4.15%, 7/13/07                                    2,960                  2,953
3.30%, 7/30/07                                    2,090                  2,080
4.75%, 8/3/07                                     2,505                  2,502
4.88%, 8/27/07                                    2,535                  2,532
5.00%, 9/14/07                                    2,500                  2,497
5.17%, 9/21/07 **                                 3,540                  3,468
3.13%, 10/26/07                                     500                    495
5.19%, 12/28/07 *                                 7,500                  7,499
5.30%, 1/8/08                                     5,000                  5,000
5.40%, 2/1/08                                     3,545                  3,548
5.00%, 2/27/08                                    3,150                  3,145
                                                                         -----
                                                                        72,229
                                                                        ------
FEDERAL FARM CREDIT BANK  (0.5%)
5.26%, 5/15/07 *                                  5,000                  5,000
                                                                         -----

FEDERAL HOME LOAN BANK  (12.2%)
5.13%, 5/10/07 *                                 10,000                 10,000
4.50%, 5/11/07                                    8,450                  8,448
3.50%, 5/15/07                                    2,100                  2,099
4.50%, 5/21/07                                    2,350                  2,349
5.23%, 5/30/07 **                                10,569                 10,525
5.20%, 6/8/07 *                                   4,000                  4,000
5.15%, 6/14/07 *                                 15,000                 15,000
5.25%, 6/18/07                                    4,125                  4,125
3.63%, 6/20/07                                    4,690                  4,680
5.21%, 7/6/07 *                                  15,000                 15,000
4.63%, 7/11/07                                    1,400                  1,398
4.00%, 7/13/07                                    2,450                  2,444
5.25%, 8/10/07                                    4,000                  4,000
3.13%, 8/15/07                                    1,700                  1,690
3.50%, 9/12/07                                    4,000                  3,975
3.38%, 9/14/07                                    1,690                  1,678

5.25%, 10/3/07                                    3,825                  3,824
5.25%, 10/22/07                                   4,000                  4,000
5.26%, 11/1/07                                    2,750                  2,750
3.25%, 12/17/07                                   1,900                  1,876
4.75%, 1/11/08                                    1,500                  1,495
5.13%, 1/25/08                                    5,045                  5,040
5.00%, 2/29/08                                    2,010                  2,006
5.17%, 3/14/08 *                                 15,000                 14,996
                                                                        ------
                                                                       127,398
                                                                       -------
FREDDIE MAC  (15.0%)
2.88%, 5/15/07                                    8,520                  8,512
5.24%, 5/29/07 **                                 6,143                  6,118
5.11%, 6/5/07 **                                  5,000                  4,976
5.24%, 6/8/07 **                                  7,400                  7,360
5.22%, 6/19/07 *                                 15,000                 15,000
3.75%, 8/3/07                                     1,100                  1,096
4.25%, 8/15/07                                      500                    498
4.00%, 8/17/07                                   19,228                 19,155
4.50%, 8/22/07                                    4,870                  4,858
3.38%, 8/23/07                                    5,000                  4,971
5.17%, 9/17/07 **                                 3,970                  3,892
5.17%, 9/27/07 *                                 10,000                  9,999
4.375%, 11/16/07                                  1,000                    995
3.65%, 1/23/08                                    1,000                    988
3.63%, 2/15/08                                      708                    699
5.17%, 3/26/08 *                                 20,000                 19,992
5.36%, 3/27/08                                    5,000                  5,000
5.32%, 8/15/21 *                                  2,964                  2,964
5.32%, 1/15/42 *                                 24,107                 24,106
5.32%, 10/15/45 *                                15,898                 15,898
                                                                        ------
                                                                       157,077
                                                                       -------
TOTAL U.S. GOVERNMENT AGENCIES                                         361,704
                                                                       -------

REPURCHASE AGREEMENTS  (64.0%)
Bank of America, 5.22%, 5/1/07                  210,000                210,000
Deutsche Bank, 5.22%, 5/1/07                    230,000                230,000
UBS Investment Bank, 5.21%,                     228,575                228,575
5/1/07                                                                 -------

TOTAL REPURCHASE AGREEMENTS                                            668,575
                                                                       -------

MONEY MARKETS  (0.1%)
AIM STIT Government Agency Money              1,167,563                  1,167
Market Fund
Goldman Sachs Financial Square                    4,287                      4
                                                                             -
Government Fund

TOTAL MONEY MARKETS                                                       1,171
                                                                      ---------

TOTAL (COST $1,055,463) (+) - 101.0%                               $  1,055,463
                                                                      =========
------------

Percentages indicated are based on net assets of $1,044,645.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT                  VALUE
                                               ---------                -----
U.S. GOVERNMENT AGENCIES  (95.3%)
FEDERAL FARM CREDIT BANK  (27.0%)
5.18%, 5/2/07 **                                  18,715           $     18,713
5.19%, 6/4/07 **                                   6,343                  6,312
5.22%, 6/15/07 **                                  3,000                  2,981
5.23%, 6/20/07 **                                  6,000                  5,957
2.88%, 8/9/07                                        500                    497
2.63%, 9/17/07                                     1,000                    990
5.20%, 11/6/07 *                                  15,000                 15,000
5.19%, 1/25/08 *                                  10,000                  9,999
5.18%, 4/28/08 *                                   3,500                  3,499
                                                                          -----
                                                                         63,948
                                                                         ------
FEDERAL HOME LOAN BANK  (68.3%)
5.15%, 5/1/07 **                                   9,140                  9,140
5.24%, 5/2/07 **                                   6,705                  6,704
5.23%, 5/4/07 **                                   5,000                  4,998
5.22%, 5/7/07 **                                   4,000                  3,997
5.12%, 5/9/07 **                                   7,700                  7,691
4.50%, 5/11/07                                     1,000                  1,000
5.22%, 5/11/07 **                                  5,061                  5,054
2.63%, 5/15/07                                     3,485                  3,481
3.50%, 5/15/07                                     3,370                  3,368
4.88%, 5/15/07                                     4,765                  4,764
5.21%, 5/18/07 **                                  7,549                  7,531
4.50%, 5/21/07                                     2,050                  2,049
5.23%, 5/25/07 **                                  7,315                  7,290
5.23%, 5/31/07 **                                  3,200                  3,186
3.00%, 6/5/07                                      1,500                  1,497
3.88%, 6/8/07                                      3,000                  2,995
4.00%, 6/13/07                                     1,400                  1,398
5.15%, 6/14/07 *                                  10,000                  9,999
5.25%, 6/18/07                                     1,000                  1,000
4.00%, 6/29/07                                       500                    499
5.21%, 7/6/07 *                                    5,000                  5,000
4.63%, 7/11/07                                     2,000                  1,997
4.00%, 7/13/07                                       435                    434
4.63%, 7/18/07                                     1,500                  1,498
5.19%, 7/20/07 **                                  1,608                  1,590
5.20%, 7/25/07 **                                  5,000                  4,939
5.19%, 7/27/07 **                                  4,650                  4,592
4.25%, 8/8/07                                      2,200                  2,194
5.25%, 8/10/07                                     1,000                  1,000
3.13%, 8/15/07                                     1,000                    994
3.75%, 8/15/07                                     1,675                  1,668
5.19%, 8/17/07 **                                  1,058                  1,042
4.88%, 8/22/07                                     1,000                    999
3.38%, 9/14/07                                     6,995                  6,946
5.14%, 9/28/07 **                                  2,000                  1,958

5.25%, 10/3/07                                     1,000                  1,000
4.13%, 10/19/07                                      840                    836
3.50%, 10/22/07                                    1,000                    991
4.13%, 10/26/07                                      985                    980
5.26%, 11/1/07                                     1,000                  1,000
3.50%, 11/15/07                                    1,000                    990
5.20%, 11/15/07 *                                 10,000                  9,999
5.20%, 1/10/08                                     9,000                  8,997
4.63%, 1/18/08 *                                   1,500                  1,493
5.50%, 1/28/08                                     2,530                  2,534
3.38%, 2/15/08                                     3,095                  3,050
4.50%, 2/15/08                                       500                    497
5.17%, 3/14/08 *                                   5,000                  4,999
                                                                          -----
                                                                        161,858
                                                                        -------
TOTAL U.S. GOVERNMENT AGENCIES                                          225,806
                                                                        -------

MONEY MARKETS  (4.7%)
AIM STIT Government Tax Advantage Fund         3,710,635                  3,711
Goldman Sachs Financial Square Federal         7,460,841                  7,460
 Fund                                                                     -----

TOTAL MONEY MARKETS                                                      11,171
                                                                         ------



TOTAL (COST $236,977) (+) - 100.0%                                 $    236,977
                                                                        =======
------------

Percentages indicated are based on net assets of $237,060.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT             VALUE
                                               ---------           ------
TREASURY BILLS  (4.5%)
4.95%, 5/24/07 **                                10,000        $    9,968
4.89%, 9/6/07 **                                 25,000            24,565
4.87%, 10/4/07 **                                15,000            14,684
                                                                   ------
TOTAL TREASURY BILLS                                               49,217
                                                                   ------

TREASURY NOTES  (6.3%)
6.625%, 5/15/07                                  10,000            10,005
6.125%, 8/15/07                                  20,000            20,059
4.25%, 10/31/07                                  30,000            29,898
4.625%, 2/29/08                                  10,000             9,968
                                                                    -----
TOTAL TREASURY NOTES                                               69,930
                                                                   ------

REPURCHASE AGREEMENTS  (89.4%)
ABN AMRO, 5.12%, 5/1/07                         235,000           235,000
Bank of America, 5.12%, 5/1/07                   50,000            50,000
Deutsche Bank, 5.13%, 5/1/07                    270,000           270,000
Nesbitt Burns, 5.11%, 5/1/07                    185,000           185,000
UBS Investment Bank, 5.12%, 5/1/07              247,693           247,693
                                                                  -------

TOTAL REPURCHASE AGREEMENTS                                       987,693
                                                                  -------

MONEY MARKETS  (0.2%)
AIM STIT Money Market Fund                    1,090,106             1,090
Goldman Sachs Financial Square
Treasury Obligation                           1,271,427             1,272
                                                                    -----


TOTAL MONEY MARKETS                                                 2,362
                                                                    -----



TOTAL (COST $1,109,202) (+) - 100.4%                           $1,109,202
                                                                =========
------------

Percentages indicated are based on net assets of $1,105,114.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT                VALUE
                                                  ---------               -----
COMMERCIAL PAPER  (2.4%)
MICHIGAN  (2.4%)
State Building Authority Revenue,                    5,000          $      5,000
3.70%, 6/28/07 *                                                           -----
TOTAL COMMERCIAL PAPER                                                     5,000
                                                                           -----

MUNICIPAL BONDS  (97.3%)
MICHIGAN  (91.1%)
Building Authority, 3.91%, 10/15/40 * (a)            1,490                 1,490
Detroit School District, GO, 4.50%,                  2,000                 2,005
8/21/07
Detroit Water Supply System, 5.00%,                    500                   501
7/1/07
Detroit Water Supply System, Series C,              10,000                10,000
 3.90%, 7/1/29 *
Detroit Waterfront Reclamation, Series               4,900                 4,900
C, 4.00%, 5/1/09 *
Dexter Community School District, GO,                1,730                 1,730
6.25%, 5/1/07
Farmington Hills Economic                              270                   270
Development Corp., Marketing
Displays, (AMT), 4.05%, 9/1/08 *
Ferndale School District, GO, 5.50%,                   200                   200
5/1/22, (Prerefunded 5/1/07 @ 100)
Genesee County Economic                              2,005                 2,005
Development Corp., Rawcar Group,
(AMT), 4.06%, 5/1/20 *
Higher Educational Facilities Authority              4,900                 4,900
 Revenue, 4.02%, 11/1/36 *
Holland School District, GO, 4.00%,                    150                   150
5/1/07
Hospital Finance Authority Revenue,                    445                   445
Balmoral, Inc., 3.90%, 9/1/16 * (a)
Hospital Financial Authority Revenue,                2,710                 2,710
Crittenton Hospital, Series A, 4.07%,
3/1/14 *
Hospital Financial Authority Revenue,                2,000                 2,000
Crittenton Hospital, Series A, 4.07%,
3/1/30 *
Housing Development Authority, Hunt                    475                   475
 Club Apartments, 3.98%, 7/15/35 *
Housing Development Authority,                       3,000                 3,000
Limited Obligation Revenue, Shoal
Creek, 3.95%, 10/1/07 *
Housing Development Authority, Ltd.,                 5,300                 5,300
3.95%, 6/1/25 *
Housing Development Authority, Ltd.,                 3,800                 3,800
3.99%, 1/1/29 * (a)
Housing Development Authority,                       2,950                 2,950

River Place Apartments, 3.92%, 6/1/18 *

Housing Development Authority,                       6,850                 6,850
Series A, 4.02%, 9/1/35 *
Livonia Economic Development Corp.,                    720                   720
3.94%, 8/1/15 * (a)
Mancelona Area Water Sewer                             890                   890
Authority, Water Supply Systems
Revenue, 4.01%, 4/1/21 *
Marquette City Hospital Finance,                     1,755                 1,755
Marquette General Hospital Group,
3.95%, 7/1/09 *
Marquette County Economic                              725                   725
Development Corp., Pioneer Labs, Inc.,
Series A, (AMT), 4.03%, 6/1/12 *
Marquette, Ltd. Tax, GO, 4.00%,                        150                   150
11/1/07
Muni Bond Authority Revenue, Series                  1,000                 1,002
B-2, 4.50%, 8/20/07
Muskegon County Wastewater                           1,000                 1,002
Management System No. 1, (AMT),
5.00%, 7/1/07
Oakland County Economic                              1,325                 1,325
Development Corp. Ltd. Obligation
Revenue, Tech, Inc. Project, (AMT),
4.00%, 4/1/28 *
Oakland County Economic                              2,335                 2,335
Development Corp., Limited Obligation
Revenue, Moody Family, Ltd., (AMT),
4.03%, 9/1/12 * (a)
Oakland County Economic                              1,240                 1,240
Development Corp., North America,
(AMT), 4.09%, 7/1/18 * (a)
Romeo Community School District                        125                   125
Building & Site, GO, 5.00%, 5/1/07
Saginaw School District Building &                   1,210                 1,210
Site, GO, 4.00%, 5/1/07
Saline Economic Development Ltd.                     3,000                 3,000
Obligation Revenue, 3.95%, 11/1/25 *
Southfield Economic Development,                     2,850                 2,850
Lawrence Technical University Project,
3.95%, 10/1/31 *
State Building Authority Revenue,                      300                   302
5.50%, 10/15/07 *
State Building Authority Revenue,                    4,375                 4,375
3.91%, 10/15/16 *
State Building Authority Revenue,                    1,000                 1,006
Series I, 5.00%, 10/15/07 *
State Comprehensive Transportation,                    400                   400
Series B, 5.00%, 5/15/07
State Hospital Finance Authority                     2,185                 2,185
Revenue, 3.96%, 5/1/36 *
State Hospital Finance Authority                     7,300                 7,301
Revenue, Henry Ford Health Center,
3.97%, 11/15/40 *
State Housing Development Authority,                 3,000                 3,000
 Ltd., Multifamily Housing Revenue,
River Park Senior Apartments, Series B,
(AMT), 4.03%, 12/1/36 *
State Housing Development Authority,                 1,030                 1,030

Rental Housing Revenue, (AMT),
Series B, 3.70%, 4/1/08

State Note, Series A, 4.25%, 9/28/07                 1,000                 1,003
State Strategic Ltd. Obligation                      5,000                 5,000
Revenue, Continental Carbonic
Products, 4.00%, 3/1/32 *
State Strategic Ltd. Obligation                      1,000                 1,000
Revenue, Enterprises, Inc. Project,
3.99%, 4/1/17 *
State Strategic Ltd. Obligation                      2,975                 2,975
Revenue, Louisiana-Pacific Corp.,
3.95%, 9/1/09 *
State Strategic Ltd. Obligation                      3,100                 3,100
Revenue, Roesler Metal Finishing
Project, 4.04%, 10/1/30 *
Strategic Fund Limited Obligation                    5,000                 5,001
Revenue, 3.97%, 5/1/32 *
Strategic Fund Limited Obligation                      500                   500
Revenue, Diagnostic Real Estate,
(AMT), 4.20%, 8/1/19 * (a)
Strategic Fund Limited Obligation                    2,580                 2,580
Revenue, Premiere Properties Holdings,
(AMT), 4.04%, 12/1/26 *
Strategic Fund, Automatic Spring,                      700                   700
(AMT), 4.03%, 9/1/10 *
Strategic Fund, Banks Hardwoods,                       632                   632
Inc., (AMT), 4.08%, 7/1/12 * (a)
Strategic Fund, Biewer of Lansing,                     500                   500
(AMT), 4.08%, 5/1/19 * (a)
Strategic Fund, Donnelly Corp., Series               4,500                 4,500
A, (AMT), 4.04%, 3/1/10 * (a)
Strategic Fund, Donnelly Corp., Series               2,500                 2,500
B, (AMT), 3.85%, 4/1/08 * (a)
Strategic Fund, Emerson Schools,                     2,510                 2,510
4.01%, 7/1/24 * (a)
Strategic Fund, Environmental Powder                   120                   120
Co., (AMT), 4.09%, 7/1/22 *
Strategic Fund, Fitz-Land LLC, (AMT),                2,190                 2,190
4.06%, 8/1/25 *
Strategic Fund, Fleet Engineers Project,               200                   200
 (AMT), 4.09%, 9/1/09 *
Strategic Fund, Forest City                          1,300                 1,300
Technologies, (AMT), 4.06%, 9/1/15 *
Strategic Fund, Frederick Wolfgang,                    795                   795
(AMT), 4.09%, 9/1/26 *
Strategic Fund, Glastender, Inc.,                      415                   415
(AMT), 4.20%, 9/1/08 * (a)
Strategic Fund, John Dekker & Sons,                    325                   325
(AMT), 4.09%, 1/1/18 *
Strategic Fund, Joy Properties LLC,                    580                   580
4.03%, 5/1/17 * (a)
Strategic Fund, Kaspari Investments                    100                   100
LLC, (AMT), 4.20%, 6/1/09 * (a)
Strategic Fund, Kundinger, (AMT),                    1,070                 1,070
4.09%, 2/1/29 * (a)
Strategic Fund, Limited Obligation                     100                   100
Revenue, Aspen Reality LLC Project,
(AMT), 4.35%, 7/1/13 * (a)
Strategic Fund, Limited Obligation                     200                   200

Revenue, Besser International Sales Co.
Project, (AMT), 4.20%, 9/1/11 * (a)

Strategic Fund, Limited Obligation                   1,990                 1,990
Revenue, BK Real Estate Project,
(AMT), 4.05%, 12/1/23 *
Strategic Fund, Limited Obligation                     400                   400
Revenue, Bowers Manufacturing Co.
(AMT), 4.20%, 9/1/10 * (a)
Strategic Fund, Limited Obligation                     830                   830
Revenue, Cayman Chemical Company
Project, (AMT), 4.05%, 6/1/28 * (a)
Strategic Fund, Limited Obligation                   2,400                 2,400
Revenue, Creative Foam Corp. (AMT),
4.20%, 11/1/11 * (a)
Strategic Fund, Limited Obligation                     100                   100
Revenue, CTD Real Estate Co. (AMT),
4.35%, 11/1/12 * (a)
Strategic Fund, Limited Obligation                   1,500                 1,500
Revenue, Delta Containers, Inc. (AMT),
4.20%, 3/1/11 *
Strategic Fund, Limited Obligation                     300                   300
Revenue, Eclipse Mold (AMT), 4.35%,
12/1/12 * (a)
Strategic Fund, Limited Obligation                   1,165                 1,165
Revenue, Flyer Fund Leasing LLC
Project, 4.20%, 11/1/17 * (a)
Strategic Fund, Limited Obligation                     300                   300
Revenue, Gebara Management Co. LLC
Project, 4.20%, 11/1/13 * (a)
Strategic Fund, Limited Obligation                     400                   400
Revenue, Harbor Industries, Inc. Project,
 (AMT), 4.03%, 4/1/25 *
Strategic Fund, Limited Obligation                   1,000                 1,000
Revenue, Heartland Goodwill Project,
3.95%, 9/1/25 *
Strategic Fund, Limited Obligation                     400                   400
Revenue, Jet Enterprises, (AMT), 4.06%,
 3/1/11 * (a)
Strategic Fund, Limited Obligation                     200                   200
Revenue, Lakeport Realty Project,
4.35%, 6/1/07 * (a)
Strategic Fund, Limited Obligation                     200                   200
Revenue, Landscape Forms, Inc. Project,
 (AMT), 4.20%, 5/1/14 * (a)
Strategic Fund, Limited Obligation                   2,555                 2,555
Revenue, Lansing Saint Vincent Home
Project, 3.97%, 8/1/28 *
Strategic Fund, Limited Obligation                   1,500                 1,500
Revenue, Midwest Kellering Co. Project,
 (AMT), 4.20%, 6/1/19 * (a)
Strategic Fund, Limited Obligation                   1,000                 1,000
Revenue, MOT LLC Project, 3.95%,
12/1/34 *
Strategic Fund, Limited Obligation                     335                   335
Revenue, Non-Ferrous Cast Alloys
Project, (AMT), 4.20%, 3/1/19 *
Strategic Fund, Limited Obligation                     850                   850
Revenue, Oak Industrial Drive Project,
(AMT), 4.09%, 11/1/33 * (a)

Strategic Fund, Limited Obligation                   1,000                 1,000
Revenue, Peachwood Center, 3.95%,
6/1/16 *
Strategic Fund, Limited Obligation                   1,400                 1,400
Revenue, Production Engineering
Project, (AMT), 4.04%, 6/1/13 * (a)
Strategic Fund, Limited Obligation                     375                   375
Revenue, Profile Industrial Packaging,
(AMT), 4.10%, 9/1/09 *
Strategic Fund, Limited Obligation                   1,600                 1,600
Revenue, R. L. Adams Plastics, Inc.,
(AMT), 4.09%, 5/1/23 * (a)
Strategic Fund, Limited Obligation                     940                   940
Revenue, RA Rink LLC Project, (AMT),
4.35%, 11/1/17 * (a)
Strategic Fund, Limited Obligation                     300                   300
Revenue, RL Enterprises LLC, (AMT),
4.35%, 12/1/09 * (a)
Strategic Fund, Limited Obligation                   3,300                 3,300
Revenue, Whitehall Industries, Inc.
Project, (AMT), 4.00%, 3/1/25 *
Strategic Fund, Limited Obligation                     900                   900
Revenue, Whitehall Industries, Inc.,
(AMT), 4.20%, 11/1/20 * (a)
Strategic Fund, Lions Bear Lake Camp                 1,025                 1,025
Project, 4.06%, 8/1/32 * (a)
Strategic Fund, MacArthur, (AMT),                    2,000                 2,000
4.08%, 6/1/15 *
Strategic Fund, Maco Steel, Inc.,                    1,510                 1,510
(AMT), 4.09%, 3/1/24 *
Strategic Fund, Merrill Group, (AMT),                1,125                 1,125
4.11%, 10/1/22 * (a)
Strategic Fund, Middleville Tool & Die               1,800                 1,800
Project, (AMT), 4.20%, 9/1/13 * (a)
Strategic Fund, Patten Monument,                       635                   635
(AMT), 4.09%, 11/1/26 *
Strategic Fund, Phipps Emmett                        2,000                 2,000
Association, (AMT), 4.03%, 12/1/23 *
Strategic Fund, SFI Acquisition, Inc.,                 830                   830
(AMT), 4.09%, 2/1/28 * (a)
Strategic Fund, Solid Waste Disposal,                2,195                 2,195
Grayling Generating, (AMT), 3.97%,
1/1/14 *
Strategic Fund, Stegner East                         3,040                 3,040
Investments LLC Project, (AMT), 4.09%,
 6/1/29 * (a)
Strategic Fund, Thompson Family                        860                   860
Holdings, (AMT), 4.16%, 7/1/28 *
Strategic Fund, Trenton Forging Co.,                   990                   990
(AMT), 4.04%, 6/1/20 * (a)
Strategic Fund, Ultra Tech Printing Co.,             1,030                 1,030
 (AMT), 4.09%, 8/1/23 *
Strategic Fund, Waltec American                      1,315                 1,315
Forging, (AMT), 4.20%, 10/1/09 * (a)
Strategic Fund, Warren Screw                           400                   400
Products, Inc., (AMT), 4.20%, 9/1/16 * (a)
Strategic Fund, Wright K Technology,                   545                   545
Inc., (AMT), 4.16%, 5/1/17 * (a)
Strategic Fund, YMCA Detroit Project,                1,000                 1,000

3.97%, 5/1/31 *

University of Michigan Hospital                      2,550                 2,550
Revenue, 4.10%, 12/1/35 *
University of Michigan Hospital                      3,600                 3,600
Revenue, Series A, 4.10%, 12/1/19 *
University of Michigan, Medical                      1,900                 1,900
Service Plan, Series A-1, 4.10%, 12/1/21 *
University of Michigan, Series A-2,                  1,700                 1,700
4.10%, 12/1/24 *
Wayne Charter County, Airport                          500                   500
Revenue, Detroit Metro County, (AMT),
 4.00%, 12/1/16 *
Ypsilanti School District, GO, 5.40%,                  540                   540
5/1/09, (Prerefunded 5/1/07 @ 100)                                           ---
                                                                         193,835
                                                                         -------

NEW MEXICO  (2.2%)
Farmington Pollution Control Revenue,                4,700                 4,700
 Series C, 4.12%, 9/1/24 *                                                 -----

NORTH CAROLINA  (1.6%)
Capital Facilities Finance Agency                    2,000                 2,000
Exempt Revenue, 4.10%, 7/1/34 *
Halifax County Industrial Facilities &               1,400                 1,400
                                                                           -----
Pollution Financing Authority Revenue,
4.10%, 12/1/19 *
                                                                           3,400
                                                                           -----

PUERTO RICO  (2.4%)
Industrial Medical & Environmental                   5,195                 5,195
Pollution Control, Facilities Financing                                    -----
Authority, Abbott Laboratories, 3.95%,
3/1/23 * (a)

TOTAL MUNICIPAL BONDS                                                    207,130
                                                                         -------


MONEY MARKETS  (0.2%)
AIM Tax Free Money Market Fund                       1,270                     1
Dreyfus Tax Exempt Money Market Fund                    74                    -#
Goldman Sachs Financial Tax Free
Money Market Fund                                  323,289                   324
Merrill Lynch Institutional Tax Exempt Fund          4,872                     5
                                                                               -
TOTAL MONEY MARKETS                                                          330
                                                                             ---

TOTAL (COST $212,460) (+) - 99.9%                                   $    212,460
                                                                         =======
------------

Percentages indicated are based on net assets of $212,729.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND
Schedule of Portfolio Investments
April 30, 2007
(Unaudited)
(Amounts in thousands, except shares)
                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT               VALUE
                                                 ---------              -----
COMMERCIAL PAPER  (2.1%)
MICHIGAN  (1.8%)
State Building Authority Revenue,                   5,000         $      5,000
3.70%, 6/28/07                                                           -----
Florida Municipal Power Agency,                     1,000                1,000
3.65%, 5/17/07                                                           -----
TOTAL COMMERCIAL PAPER                                                   6,000
                                                                         -----

MUNICIPAL BONDS  (98.5%)
ALABAMA  (0.7%)
Stevenson Industrial Development                    2,000                2,000
Board, Mead Corp. Project, (AMT),                                        -----
3.98%, 1/1/31 *
ALASKA  (0.2%)
Valdez Marine Terminal Revenue,                       500                  500
Exxon Pipeline Co., Project A, 4.10%,                                      ---
12/1/33 *
ARIZONA  (2.2%)
Phoenix Industrial Development                      1,900                1,900
Authority Multifamily Housing, Sunrise
Vista Apartments, Series A (AMT),
4.02%, 6/1/31 *
Pima County Industrial Development                  3,000                3,000
Authority Multifamily Revenue,
Eastside Apartments, Series B, (AMT),
4.05%, 2/15/31 *
Revenue Bond Certificate Series Trust,              1,500                1,500
4.17%, 12/1/34 * (a)                                                     -----
                                                                         6,400
                                                                         -----

ARKANSAS  (0.7%)
Sheridan Industrial Development,                    2,000                2,000
3.94%, 8/1/14 * (a)                                                      -----
COLORADO  (7.7%)
Aurora Centretech, Metropolitan                     1,000                1,000
District, Series A, 3.70%, 12/1/28 *
Central Platte Valley Metropolitan                  2,000                2,000
District, 3.70%, 12/1/31 *
Colorado Springs Industrial                           665                  665
Development Revenue, Catalono Family,
 (AMT), 4.35%, 8/1/13 *
Colorado Springs, Revenue, National                   645                  645
Strength and Condition, 4.02%, 11/1/22 *
Commerce City Northern, 3.97%,                      1,500                1,500
12/1/28 *
Denver City & County Airport                        2,300                2,300
Revenue, Series C, 3.98%, 11/15/25 *
Denver City & County Airport                        1,950                1,950
Revenue, Series F, 3.98%, 11/15/25 *

Durango, Revenue, Health and Human                    550                  550
Services, 4.02%, 12/15/14 *
Housing & Finance Authority                         2,240                2,240
Economic Development Revenue, High
Desert Properties, Series A, (AMT),
4.02%, 8/1/23 *
Housing & Finance Authority                         2,000                2,000
Revenue, Ready Foods, Inc. Project,
Series A, (AMT), 4.00%, 1/1/32 *
Parker, Automotive Metropolitan                     2,000                2,000
District, 3.70%, 12/1/34 *
Pinery West Metropolitan District No.               4,200                4,200
2, 3.70%, 11/1/32
Revenue Bond Certificate Series Trust,              1,000                1,000
4.17%, 12/1/34 * (a)                                                     -----

                                                                        22,050
                                                                        ------

DELAWARE  (2.4%)
Sussex County Industrial Revenue,                   7,000                7,000
                                                                         -----
Perdue Farms, Inc. Project, (AMT),
4.06%, 4/1/12 *
FLORIDA  (2.3%)
Collier County Housing Finace                         500                  500
Authority Multi Family Revenue, 3.99%,
 9/1/47 *
Hillsborough County Housing Finance                 1,340                1,340
 Authority Multi Family Revenue,
3.98%, 12/15/38 *
Ocean Highway & Port Authority                      1,705                1,705
Revenue, (AMT), 4.00%, 12/1/20 *
Palm Beach County Housing Finance                   3,000                3,000
Authority Multifamily Revenue, Azalea                                    -----
Place Apartments, Series A (AMT),
4.08%, 12/1/32 *
                                                                         6,545
                                                                         -----

GEORGIA  (1.0%)
Emanuel County Development                          1,250                1,250
Authority Revenue, 4.06%, 4/1/12 *
Kennesaw Development Authority,                     1,500                1,500
4.00%, 4/1/37 *                                                          -----
                                                                         2,750
                                                                         -----

IDAHO  (0.3%)
Hailey Industrial Development Corp,                 1,000                1,000
Rocky Mountain Hardware (AMT),                                           -----
4.12%, 9/1/31 *

ILLINOIS  (14.2%)
Chicago O'Hare International Airport                2,500                2,500
Revenue, Compagnie National, Air
France, 4.04%, 5/1/18 *
Chicago Solid Waste Disposal Facility               1,400                1,400
Revenue, 4.08%, 12/1/15 * (a)
Crystal Lake Industrial Development                 1,500                1,500
Revenue, 4.13%, 6/1/36 *
Development Finance Authority,                      3,650                3,650
WTVP Channel 47, Series A, Lake
County Family YMCA, 4.00%, 9/1/22 *
Educational Facilities Authority, Field             4,900                4,900
Museum of Natural History, 3.95%,

11/1/25 * (a)

Educational Facilities Authority, Lake              1,450                1,450
County Family YMCA, 3.95%, 11/1/30 *
Financial Authority Revenue, (AMT),                 1,615                1,615
4.00%, 8/1/24 *
Financial Authority Revenue, (AMT),                 4,000                4,000
4.00%, 6/1/26 *
Lake County Industrial Development                  1,000                1,000
Revenue, Northpoint Associates LLC,
(AMT), 4.00%, 7/1/29 *
Lake Villa, Allendale Association,                  4,435                4,435
4.01%, 10/1/26 * (a)
Lemont Environmental Facilities                     3,550                3,550
Revenue, Citgo Petroleum Corp. Project,
(AMT), 4.13%, 5/1/32 *
Peoria, Peoria Academy, 4.15%, 9/1/26 * (a)         4,200                4,200
Rock Island County Airport Authority                1,235                1,235
Revenue, 4.00%, 12/1/18 *
West Chicago Industrial Development,                3,984                3,984
 Bison Gear & Engineering (AMT),
4.10%, 5/1/22 *
Wheeling Industrial Development                     1,200                1,200
Revenue, Circuit, Inc. Project (AMT),                                    -----
4.20%, 4/1/18 *
                                                                        40,619
                                                                        ------
INDIANA  (8.3%)
Dekko Foundation Educational                          545                  545
Facilities Revenue, Series I, 4.15%,
4/1/21 * (a)
Development Financial Authority,                    3,200                3,200
Mental Health, 4.02%, 12/1/22 * (a)
Development Financial Authority,                    1,165                1,165
Regional Council of Carpenters, 4.06%,
9/1/31 * (a)
Dyer Industrial Health Care Facilities              2,290                2,290
Revenue, 4.10%, 8/1/12 *
Indianapolis, State Development                     2,390                2,390
Finance Authority, Lutheran
Educational Facilities Project, 3.96%,
10/1/17 * (a)
Ivy Tech Community College, Series K,                 330                  330
 4.00%, 7/1/07
Saint Joseph County, Economic                       2,200                2,200
Development Revenue, 4.02%, 6/1/22 *
State Development Finance Authority                 8,100                8,101
Environmental Revenue, (AMT), 4.10%,
9/1/31 *
State Finance Authority, Mittal Steel               1,000                1,000
USA (AMT), 3.98%, 8/1/30 *
Wabash Economic Development                         2,500                2,500
Revenue, Wabash Alloys Project,                                          -----
(AMT), 4.00%, 11/24/17 *
                                                                        23,721
                                                                        ------

IOWA  (1.8%)
Scott County Industrial Development,                3,135                3,135
MA Ford Manufacturing Company, Inc.,
 Class A (AMT), 4.02%, 10/1/20 *
Sergeant Bluff Industrial Development               2,100                2,100
Revenue, 4.00%, 3/1/16 * (a)                                             -----
                                                                         5,235
                                                                         -----

KENTUCKY  (2.3%)
Economic Development Finance                        2,575                2,575
Authority Industrial Building Revenue,
Republic Services Project, (AMT),
3.98%, 6/1/33 *
Economic Development Finance                        4,000                4,000
Authority Industrial Building, Republic                                  -----
Services, Inc. (AMT), 3.98%, 6/1/31 *
                                                                         6,575
                                                                         -----

LOUISIANA  (0.3%)
Calcasieu Parish, Inc., Industrial                  1,000                1,000
Development Board, Environmental                                         -----
Revenue, Citgo Petroleum Corp. (AMT),
 4.13%, 12/1/24 *

MAINE  (0.3%)
Finance Authority Revenue, William                    800                  800
Arthur, Inc., (AMT), 4.20%, 10/1/12 *                                      ---

MICHIGAN  (3.5%)
Detroit Waterfront Reclamation, Series              1,500                1,500
C, 4.00%, 5/1/09 *
Hospital Financial Authority Revenue,                 300                  300
Crittenton Hospital, Series A, 4.07%,
3/1/14 *
Macomb County Hospital Finance                        400                  400
Authority Mount Clemens, Series A,
4.03%, 10/1/20 *
Muskegon County Wastewater                          1,110                1,112
Management System No. 1, (AMT),
5.00%, 7/1/07
State Strategic Ltd. Obligation                     2,950                2,950
Revenue, Enterprises, Inc. Project,
3.99%, 4/1/17 *
State Strategic Ltd. Obligation                     1,265                1,265
Revenue, Roesler Metal Finishing
Project, 4.04%, 10/1/30 *
Strategic Fund, Limited Obligation                    515                  515
Revenue, Henry Ford Museum Village
Project, 4.03%, 12/1/33 *
Strategic Fund, Limited Obligation                  1,935                1,935
Revenue, Orchestra Place Renewal                                         -----
Project, 3.95%, 9/1/22 *
                                                                         9,977
                                                                         -----

MINNESOTA  (4.2%)
Blue Earth Industrial Development                   1,440                1,440
Revenue, (AMT), 4.12%, 6/1/21 *
Lauderdale, Children's Home Society,                  405                  405
4.16%, 12/1/30 *
Little Canada Industrial Development                  520                  520
Revenue, (AMT), 4.17%, 6/1/16 * (a)
Minneapolis, Minnehaha Academy                      3,600                3,600
Project, 4.16%, 5/1/26 *
Roseville Health Care Facilities                    2,530                2,530
Revenue, Presbyterian Homes Project,
4.11%, 10/1/29 *
Saint Paul Housing & Redevelopment                    975                  975
Authority, Multifamily Housing
Revenue, (AMT), 4.07%, 1/1/27 *

St. Paul Port Authority Industrial                  1,245                1,245
Development Authority (AMT), 4.02%,
12/1/22 *
State Higher Education Facilities                   1,335                1,335
Authority Revenue, 4.06%, 10/1/30 *                                      -----
                                                                        12,050
                                                                        ------

MISSISSIPPI  (1.0%)
Mississippi Business Finance Corp.,                 2,925                2,925
Carbon Corp. Project, (AMT), 4.04%,                                      -----
4/1/09 *

MISSOURI  (3.2%)
Health & Educational Facilities                       450                  450
Authority, Saint Francis Medical Center,
 Series A, 4.06%, 6/1/26 *
Sikeston Industrial Development                       590                  590
Authority Revenue, 4.12%, 7/1/09 * (a)
State Health & Education Facilities                 1,000                1,000
Authority, Drury College, 4.11%, 8/15/24 *
State Health & Educational Facilities               1,610                1,610
Authority, Drury University, 4.11%,
8/15/28 *
State Health & Educational Facilities               1,600                1,600
Authority, Missouri Valley College,
4.11%, 10/1/31 *
State Public Utilities Commission,                  4,000                4,013
4.50%, 9/15/07                                                           -----
                                                                         9,263
                                                                         -----

NEVADA  (2.4%)
Clark County Industrial Development                 6,870                6,870
Revenue, 4.13%, 11/1/20 *                                                -----

NEW HAMPSHIRE  (0.9%)
New Hampshire Business Finance                      2,600                2,600
Authority Industrial Development                                         -----
Revenue, 4.00%, 6/1/23 * (a)

NEW MEXICO  (0.2%)
Farmington Pollution Control Revenue,                 600                  600
 Series C, 3.94%, 9/1/24 *                                                 ---

NORTH CAROLINA  (8.2%)
Capital Facilities Finance Agency                   1,600                1,600
Exempt Revenue, 4.10%, 7/1/34 *
Capital Finance Agency Solid Waste                  4,000                4,000
Disposal, Duke Energy Carolinas, Series
A (AMT), 3.98%, 10/1/31 *
Capital Finance Agency Solid Waste                  4,500                4,500
Disposal, Duke Energy Carolinas, Series
B (AMT), 3.98%, 10/1/31 *
Halifax County Industrial Facilities &              4,300                4,300
Pollution Financing Authority Revenue,
4.10%, 12/1/19 *
Johnston County Industrial Facilities               1,075                1,075
& Pollution Control Finance Authority
Revenue, Inolex Chemical  Co., (AMT),
4.12%, 3/1/11 *
Montgomery County Industrial                        8,000                8,000
Facilities & Pollution Control Financing                                 -----
Authority, Republic Services Project,
(AMT), 4.10%, 12/1/20 *
                                                                        23,475

NORTH DAKOTA  (0.2%)
Hebron Industrial Development                         520                  520
Revenue, 4.07%, 3/1/15 * (a)                                               ---

OHIO  (6.6%)
Anderson Township, 4.75%, 6/14/07                   2,490                2,493
Cleveland-Cuyahoga County Port                      1,800                1,800
Authority Revenue, (AMT), 4.09%,
6/1/31 *
Columbiana County, Revenue, East                    1,115                1,115
Liverpool, 4.01%, 10/1/23 *
Coshocton County, Hospital Revenue,                   165                  165
4.15%, 3/1/14 * (a)
Fairfield County Bond Anticipation                    300                  302
Notes, (AMT), 4.55%, 4/1/08
Greene County, Variable Purpose,                    1,000                1,002
Series C, GO, 4.50%, 8/14/07
Independence, Economic Development                  2,385                2,385
 Revenue, 4.01%, 12/1/16 *
Montgomery County, Economic                         1,160                1,160
Development, Benjamin & Marian Arts
Center, Series A, 4.01%, 4/1/11 *
Montgomery County, Economic                         1,400                1,400
Development, The Dayton Art Institute,
3.95%, 5/1/26 *
Montgomery County, Health Care                      1,475                1,475
Facilities, Community Blood Center,
4.15%, 12/1/20 *
State Air Quality Development                       4,850                4,850
Authority, Pollution Control, Ohio
Edison, Series C, 4.10%, 9/1/18 *
Summit County, Industrial                             685                  685
Development Revenue, SSP Fittings                                          ---
Corporate Project, 4.30%, 9/1/11 *
                                                                        18,832
                                                                        ------

OKLAHOMA  (0.2%)
Tulsa County Industrial Authority                     505                  506
Health Care Revenue, St. Francis Health                                    ---
System, 4.00%, 12/15/07

OREGON  (2.1%)
Portland Special Obligation Revenue,                2,000                2,000
(AMT), 3.94%, 3/1/36 *
State Economic Development Revenue,                 3,400                3,400
 4.10%, 12/1/25 *
State Economic Development Revenue,                   500                  500
 (AMT), 4.07%, 11/1/16 * (a)                                               ---
                                                                         5,900
                                                                         -----


PENNSYLVANIA  (4.5%)
Allegheny County Hospital                           4,500                4,500
Development Authority Revenue,
3.78%, 5/1/14
Allegheny County Port Authority,                    1,300                1,301
4.50%, 6/29/07
Allegheny County, Industrial                        1,200                1,200
Development Authority Revenue,
Sacred Heart High School, 3.96%, 6/1/22 **
Allegheny County, Industrial                        1,000                1,000
Development Authority Revenue,
Sewickley Academy, Series A, 3.97%,

11/1/22 *

Berks County Industrial Development                 1,205                1,205
Authority Revenue, (AMT), 3.99%,
12/1/11 *
Higher Educational Facilities Authority               500                  502
 Revenue, Health System, Series A,
5.00%, 8/15/07
State Higher Educational Facilities                 1,850                1,850
Authority, 3.65%, 11/1/32 *
Westmoreland County Industrial                      1,425                1,425
Development Authority, 3.94%, 12/1/24 **                                 -----
                                                                        12,983
                                                                        ------


SOUTH CAROLINA  (0.2%)
Jobs Economic Development                             500                  500
Authority Industrial Revenue, 4.04%,                                       ---
2/1/26 *
SOUTH DAKOTA  (0.7%)
Lawrence County Solid Waste                         2,000                2,000
Disposal Revenue, Series A, 4.16%,                                       -----
7/1/32 *

TENNESSEE  (1.6%)
Covington Industrial Development                    2,000                2,000
Board Revenue, Charms Co. Project,
(AMT), 4.00%, 6/1/27 *
Greenville Industrial Development                     500                  500
Revenue, 3.94%, 5/1/13 * (a)
Lewisburg Industrial Development                    2,000                2,000
Board, Solid Waste Disposal, (AMT),                                      -----
4.00%, 7/1/33 *
                                                                         4,500
                                                                         -----

TEXAS  (2.2%)
Sulphur Springs Industrial                          4,030                4,030
Development Revenue, (AMT), 4.07%,
11/1/07 *
Waco Industrial Development Corp.                   2,200                2,200
Economic Development Revenue,                                            -----
4.09%, 6/1/14 *
                                                                         6,230
                                                                         -----

UTAH  (0.8%)
Housing Corp., Single Family                          875                  872
Mortgage Revenue, Series A, Class I,
(AMT), 2.35%, 7/1/07 *
Salt Lake County Training Facilities                1,540                1,540
Revenue, Community Foundation                                            -----
Disabled Project, 4.02%, 8/1/30 *
                                                                         2,412
                                                                         -----

VIRGINIA  (1.2%)
Brunswick County Industrial                         1,000                1,000
Development Authority, 4.20%, 1/1/17 *
Suffolk Redevelopment & Housing                     1,300                1,300
Authority, Multi-Family Housing
Revenue, North Beach Apartments,
4.06%, 9/1/19 * (a)
Wythe County Industrial Development                 1,130                1,130
 Authority Revenue, (AMT), 4.11%,                                        -----
12/1/14 * (a)
                                                                         3,430
                                                                         -----


WASHINGTON  (5.9%)

Health Care Facilities Authority                    3,970                3,970
Revenue, Inland Northwest Blood,
4.00%, 8/1/26 *
Kitsap County Industrial Development                2,500                2,500
Corp., 4.02%, 6/1/31 *
Pierce County Economic Development                  2,225                2,225
Corp. Revenue, Quality Stamping
Project, (AMT), 4.02%, 12/1/36 *
Seattle Housing Authority Revenue,                    400                  400
3.97%, 12/1/36 *
Seattle Housing Authority Revenue,                  1,500                1,500
High Point Project Phase II, (AMT),
4.01%, 3/1/39 *
Snohomish County Public Hospital                    1,705                1,713
District No 002, 4.50%, 12/1/07
State Health Care Facilities Authority              4,000                4,000
Revenue, Swedish Health Services,
4.06%, 11/15/26 *
Yakima County Public Corp., 4.12%,                    700                  700
1/1/18 *                                                                   ---

                                                                        17,008
                                                                        ------

WISCONSIN  (2.3%)
Manitowoc Industrial Development                    2,300                2,300
Revenue, (AMT), 4.13%, 6/1/31 *
Oconomowoc Community                                1,200                1,200
Development Authority Multifamily
Revenue, 4.00%, 12/1/44 *
Onalaska Industrial Development                     1,000                1,000
Revenue, Empire Screen Printing
(AMT), 4.13%, 9/1/26 *
Waunakee Community School District,                   300                  300
4.25%, 8/15/07
West Bend Industrial Development,                   1,750                1,750
Jackson Concrete, Inc. (AMT), 4.13%,                                     -----
9/1/36 *
                                                                         6,550
                                                                         -----

WYOMING  (1.7%)
Sweetwater County Environmental                     5,000                5,000
                                                                         -----
Improvement Revenue, Pacificorp
Projects, (AMT), 4.10%, 11/1/25 *
TOTAL MUNICIPAL BONDS                                                  282,326
                                                                       -------


MONEY MARKETS  (0.0%)
AIM Tax Free Money Market Fund                      1,203                    1
Dreyfus Tax Exempt Money Market Fund                  531                    1
Goldman Sachs Financial Tax Free
Money Market Fund                                  85,005                   85
                                                                            --
TOTAL MONEY MARKETS                                                         87
                                                                            --


TOTAL (COST $288,413) (+) - 100.6%                                $    288,413
                                                                       =======
------------

Percentages indicated are based on net assets of $286,439.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

Notes to Schedules of Portfolio Investments

* Variable rate security. Rate presented represents the rate in effect at April 30, 2007. Maturity date reflects the actual maturity date.

**       Effective yield at purchase.

(+)      Also represents cost for federal income tax purposes.

(a) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.


The following abbreviations are used in these Schedules of Portfolio
Investments:

AMT - Alternative Minimum Tax Paper
GO - General Obligation
LOC - Letter of Credit

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ORGANIZATION--The Fifth Third Funds (the "Funds") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusettes business trust. At April 30, 2007, the Funds consisted of thirty-six separate investment portfolios, one of which is not currently offered and not included in these schedules of portfolio investments.

PORTFOLIO NAME
Fifth Third Small Cap Growth Fund ("Small Cap Growth Fund")
Fifth Third Mid Cap Growth Fund ("Mid Cap Growth Fund")
Fifth Third Quality Growth Fund ("Quality Growth Fund")
Fifth Third Large Cap Core Fund ("Large Cap Core Fund")
Fifth Third Equity Index Fund ("Equity Index Fund")
Fifth Third Balanced Fund ("Balanced Fund")
Fifth Third Micro Cap Value Fund ("Micro Cap Value Fund")
Fifth Third Small Cap Value Fund ("Small Cap Value Fund")
Fifth Third Multi Cap Value Fund ("Multi Cap Value Fund")
Fifth Third Disciplined Large Cap Value Fund ("Disciplined Large Cap Fund") Fifth Third LifeModel Aggressive FundSM ("LifeModel Aggressive FundSM)
Fifth Third LifeModel ModeratelyAggressive FundSM ("LifeModel Moderately
   Aggressive FundSM)
Fifth Third LifeModel Moderate FundSM ("LifeModel Moderate FundSM)
Fifth Third LifeModel Moderately Conservative FundSM ("LifeModel Moderately
   Conservative FundSM)
Fifth Third LifeModel Conservative FundSM ("LifeModel Conservative FundSM) Fifth Third Strategic Income Fund ("Strategic Income Fund")
Fifth Third Dividend Income Fund ("Dividend Growth Fund")
Fifth Third Technology Fund ("Technology Fund")
Fifth Third International Equity Fund ("International Equity Fund")
Fifth Third High Yield Bond Fund ("High Yield Bond Fund")
Fifth Third Bond Fund ("Bond Fund")
Fifth Third Intermediate Bond Fund ("Intermediate Bond Fund")
Fifth Third Short Term Bond Fund ("Short Term Bond Fund")
Fifth Third U.S. Government Bond Fund ("U.S. Government Bond Fund")
Fifth Third Municipal Bond Fund ("Municipal Bond Fund")
Fifth Third Intermediate Municipal Bond Fund ("Intermediate Municipal
   Bond Fund")
Fifth Third Ohio Municipal Bond Fund ("Ohio Municipal Bond Fund")
Fifth Third Michigan Municipal Bond Fund ("Michigan Municipal Bond Fund")
Fifth Third Prime Money Market Fund ("Prime Money Market Fund")
Fifth Third Institutional Money Market Fund ("Institutional Money Market Fund") Fifth Third Institutional Government Money Market Fund ("Institutional
   Government Money Market Fund")
Fifth Third Government Money Market Fund ("Government Money Market Fund")
Fifth Third U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund") Fifth Third Michigan Municipal Money Market Fund ("Michigan Municipal Money
   Market Fund")
Fifth Third Municipal Money Market Fund ("Municipal Money Market Fund")

The following is a summary of significant accounting policies consistently followed by the Fifth Third Funds in the preparation of their schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted in the United States.

SECURITIES VALUATIONS--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price (NOCP"), if applicable. Securities invested in the International Equity Fund are valued at the closing price on that exchange. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees ("Trustees"). Short-term investments maturing in 60 days or less and investments of the Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Government Money Market Fund,

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

U.S. Treasury Money Market Fund, Michigan Municipal Money Market Fund and Municipal Money Market Fund (the "Money Market Funds") are valued at either amortized cost, which approximates market value or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. Investments in other open-end investment companies are valued at net asset value as reported by the underlying investment company. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Trustees. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise and fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to value its foreign securities. When the International Equity Fund uses fair value pricing, the value assigned to the International Equity Fund's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITIES TRANSACTIONS-- During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, securities transactions are accounted for on the trade date on the last business day of the reporting period. Securities sold are determined on a specific identification basis. Securities transactions for the Money Market Funds are accounted for on trade date.

FOREIGN CURRENCY TRANSLATION--The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

FORWARD CURRENCY CONTRACTS--The International Equity Fund may enter into forward currency contracts ("forward"), which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

FOREIGN CURRENCY COMMITMENTS--The International Equity Fund may enter into foreign currency commitments for the settlement of security transactions in foreign currencies. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

FUTURES CONTRACTS--The Funds, with the exception of the Dividend Growth Fund, the Intermediate Municipal Bond Fund and the Ohio Municipal Bond Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The International Equity Fund held $590,617 in cash as collateral for its futures contracts which is restricted as to its use by the Fund.

The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (TBA)--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

LENDING PORTFOLIO SECURITIES--To generate additional income, the Funds may lend up to one-third of their total assets pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the prior day's market value plus accrued interest on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral.

Pursuant to and exemptive order from the Securities and Exchange Commission, the cash collateral received by the Funds was pooled, which in turn the cash may then be invested in a pool of short term U.S. Government securities, repurchase agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

CONCENTRATION OF CREDIT RISK

The International Equity Fund invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Intermediate Municipal Bond Fund held a substantial amount of their assets in debt obligations issued by the State of Michigan and their political subdivisions, agencies and public authorities at April 30, 2007. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

The Ohio Municipal Bond Fund and the Michigan Municipal Bond Fund invest a substantial portion of their assets in debt obligations issued by the State of Ohio and the State of Michigan, respectively, and their political subdivisions, agencies and public authorities. The Funds are more susceptible to factors adversely affecting issuers of Ohio and Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Fifth Third Funds
            ------------------------------------------------------------------

By (Signature and Title)/s/ Christopher J. Bell  Christopher J. Bell, Treasurer
                        ------------------------------------------------------

Date  June 28, 2007
      ----------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ E. Keith Wirtz          E. Keith Wirtz, President
                         -----------------------------------------------------

Date  June 28, 2007
      -----------------------------


By (Signature and Title)/s/ Christopher J. Bell  Christopher J. Bell, Treasurer
                        ------------------------------------------------------

Date  June 28, 2007
      -----------------------------